UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund : FSTDX

This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,760,670,900
Number of Holdings	30
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	29.2
1 - 1.99%	53.1
2 - 2.99%	16.5
3 - 3.99%	0.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	70.4
US Treasury Bonds	29.0
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916199.102    6399-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund : FSTZX

This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$11,148,513,107
Number of Holdings	26
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	45.8
1 - 1.99%	33.5
2 - 2.99%	14.2
3 - 3.99%	4.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 97.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	88.2
US Treasury Bonds	9.4
97.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916198.102    6398-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® SAI Municipal Income Fund Fidelity® SAI Municipal Income Fund : FSMNX

This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 17	0.34%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,632,339,324
Number of Holdings	1,779
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.5
Transportation	19.3
Special Tax	8.7
Health Care	8.3
Electric Utilities	5.7
Education	5.1
Others(Individually Less Than 5%)	11.3
96.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.5
AA - 43.6
A - 36.3
BBB - 5.9
BB - 1.4
B - 0.0
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Alabama	9.8
Texas	9.2
New York	8.8
Illinois	7.6
California	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916184.102    3307-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® SAI International Credit Fund Fidelity® SAI International Credit Fund : FSNDX

This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,298,495,269
Number of Holdings	345
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.7
AAA - 12.5
AA - 0.1
A - 14.8
BBB - 31.5
BB - 4.6
B - 1.6
CCC,CC,C - 0.1
Not Rated - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 59.0
U.S. Treasury Obligations - 21.7
Foreign Government and Government Agency Obligations - 11.4
Preferred Securities - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 33.4
United Kingdom - 16.5
Germany - 12.3
France - 5.7
Canada - 5.4
Japan - 4.1
Multi-national - 3.9
Australia - 3.1
Luxembourg - 3.0
Others - 12.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.7
US Treasury Bonds	6.0
KfW	4.9
Canadian Government	3.6
European Union	3.1
Japan Government	3.1
HSBC Holdings PLC	1.3
UBS Group AG	1.2
NatWest Group PLC	1.1
BNP Paribas SA	1.1
41.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916216.102    7328-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® International Bond Index Fund Fidelity® International Bond Index Fund : FBIIX

This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,360,923,682
Number of Holdings	2,324
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 18.9
AA - 18.3
A - 22.0
BBB - 12.9
BB - 0.4
B - 0.0
Not Rated - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 65.7
Corporate Bonds - 32.4
Preferred Securities - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

France - 14.7
Japan - 11.9
Germany - 10.1
United Kingdom - 8.5
Canada - 8.5
Italy - 8.4
United States - 6.3
Spain - 5.9
Multi-national - 4.6
Others - 21.1

TOP HOLDINGS (% of Fund's net assets)
Japan Government	11.5
French Government	7.8
Italian Republic	7.2
United Kingdom of Great Britain and Northern Ireland	6.0
German Federal Republic	5.1
Spanish Kingdom	4.6
Canadian Government	2.5
Australian Commonwealth	1.9
European Union	1.8
Kingdom of Belgium	1.7
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916194.102    4506-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Inflation-Protected Bond Index Fund Fidelity® Inflation-Protected Bond Index Fund : FIPDX

This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$11,684,697,223
Number of Holdings	49
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	36.2
1 - 1.99%	44.4
2 - 2.99%	15.3
3 - 3.99%	3.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	79.4
US Treasury Bonds	20.0
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916145.102    2418-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® SAI Inflation-Protected Bond Index Fund Fidelity® SAI Inflation-Protected Bond Index Fund : FSPWX

This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,845,254,941
Number of Holdings	49
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	34.7
1 - 1.99%	47.3
2 - 2.99%	14.5
3 - 3.99%	2.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	79.5
US Treasury Bonds	19.9
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916285.101    7702-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund : FFNYX

This semi-annual shareholder report contains information about Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$522,074,062
Number of Holdings	26
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	48.3
1 - 1.99%	32.8
2 - 2.99%	14.5
3 - 3.99%	3.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	88.6
US Treasury Bonds	10.8
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921008.100    9116-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Municipal Income Fund

Semi-Annual Report
June 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 96.9%
	Principal Amount (a)	Value ($)
Alabama - 9.8%
Education - 0.4%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,209,542
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	681,128
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,180,000	1,221,844
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,082,310
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,671,733
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	693,759
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,199,525
TOTAL EDUCATION		14,759,841
Electric Utilities - 0.4%
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	11,760,000	12,531,102
General Obligations - 9.0%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	4,785,000	5,011,355
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (e)	19,185,000	20,431,513
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (e)	21,680,000	22,784,034
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (e)	15,000,000	15,695,864
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (e)	4,705,000	4,752,807
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	2,605,000	2,693,709
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	8,695,000	8,768,526
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	30,775,000	32,569,306
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	10,095,000	10,586,962
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	11,330,000	11,876,872
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	28,365,000	30,240,840
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	27,285,000	28,697,400
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	8,220,000	8,827,221
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	8,080,000	8,706,500
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (e)	1,460,000	1,605,321
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,170,000	2,290,510
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	17,160,000	17,988,639
Mountain Brook Ala City Brd Edspl Tax Sch Wts Series 2021 A, 3% 3/1/2046	500,000	403,347
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (e)	7,400,000	7,880,306
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (e)	1,970,000	2,037,770
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (e)	10,230,000	10,597,346
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (e)	14,805,000	15,715,059
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	9,745,000	10,605,086
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	40,345,000	43,093,604
TOTAL GENERAL OBLIGATIONS		323,859,897
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (e)	915,000	974,925
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	795,903
TOTAL HEALTH CARE		1,770,828
TOTAL ALABAMA		352,921,668
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (b)	1,690,000	1,702,910
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	130,000	128,537
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	302,971
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	421,659
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	319,082
TOTAL HOUSING		1,172,249
TOTAL ALASKA		2,875,159
Arizona - 2.4%
Education - 0.0%
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	368,151
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	593,595
TOTAL EDUCATION		961,746
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,521,938
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2038	2,000,000	2,281,734
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	3,970,000	4,440,365
TOTAL ELECTRIC UTILITIES		8,244,037
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,386,366
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	965,906
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,589
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,395,000	1,583,866
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,300,000	1,468,090
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,500,000	1,660,351
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,575,000	1,756,553
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	750,000	813,762
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	750,000	809,284
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	525,000	561,527
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	5,075,000	5,322,513
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	478,399
TOTAL GENERAL OBLIGATIONS		17,912,206
Health Care - 1.0%
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.31% tender 1/1/2037 (e)(g)	75,000	74,980
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,699,467
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	432,973
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	15,049
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	18,954
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,279,939
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,549,471
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	259,954
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (c)	3,400,000	3,655,454
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2034 (c)	3,080,000	3,416,075
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	970,165
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	564,006
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	11,953,038
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,731,951
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	422,426
TOTAL HEALTH CARE		34,043,902
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	17,910,000	18,122,603
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (e)	4,930,000	4,987,015
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(e)	2,080,000	2,108,149
TOTAL INDUSTRIAL DEVELOPMENT		25,217,767
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	194,321
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	128,100
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (b)	90,000	91,369
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (b)	65,000	65,928
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (b)	720,000	751,495
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (b)	55,000	55,965
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	178,923
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	209,214
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	127,451
TOTAL TRANSPORTATION		1,608,445
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	433,616
TOTAL ARIZONA		88,616,040
Arkansas - 0.5%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 Series E, 2% 6/1/2040	2,685,000	1,966,461
Gravette School District No 20 2.25% 2/1/2041	455,000	349,113
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2043	1,595,000	1,422,835
Little Rock AR School Dist Series A, 3% 2/1/2045	9,495,000	7,845,230
Pea Ridge Ark Sch Dist No 109 2% 2/1/2041	230,000	164,543
Pea Ridge Ark Sch Dist No 109 2.125% 2/1/2046	385,000	247,219
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,560,000	993,444
TOTAL GENERAL OBLIGATIONS		12,988,845
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	258,393
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2039	4,275,000	3,286,852
TOTAL ARKANSAS		16,534,090
California - 6.1%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,466,557
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,055,000	7,813,353
TOTAL ELECTRIC UTILITIES		9,279,910
General Obligations - 2.1%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	200,000	189,096
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (e)	3,575,000	3,678,654
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (e)	5,180,000	5,341,474
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (e)	11,220,000	11,764,958
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (e)	15,555,000	15,990,061
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	17,060,000	18,129,928
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	7,940,000	8,739,880
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	211,604
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	386,327
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (h)	90,000	77,555
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (h)	250,000	234,278
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (h)	255,000	224,722
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	495,000	553,664
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (h)	230,000	211,197
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	304,732
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	300,000	251,034
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	395,000	273,350
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	2,625,000	1,739,907
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	1,410,000	891,819
Poway CA Unified Sch Dist 0% 8/1/2041 (h)	200,000	114,719
Poway CA Unified Sch Dist 0% 8/1/2046 (h)	60,000	25,317
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	180,000	141,223
San Diego CA Uni Sch Dist 0% 7/1/2047 (f)	440,000	375,800
San Marcos Unified School District 0% 8/1/2047 (h)	590,000	239,068
State of California Gen. Oblig. 4% 11/1/2037	575,000	590,858
State of California Gen. Oblig. 5% 8/1/2031	2,365,000	2,636,306
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,020
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	110,442
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,944,567
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	231,586
TOTAL GENERAL OBLIGATIONS		75,614,146
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,761,500	1,747,579
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,645,710	2,707,349
TOTAL HOUSING		4,454,928
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	26,290,000	2,714,361
Transportation - 2.6%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	1,350,000	393,543
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (e)	1,000,000	983,608
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (e)	1,000,000	914,812
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (b)	1,000,000	1,117,894
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (b)	1,330,000	1,403,582
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (b)	565,000	630,091
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (b)	3,335,000	3,685,450
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2033 (b)	6,570,000	7,108,441
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (b)	4,000,000	4,484,140
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (b)	2,500,000	2,771,384
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (b)	5,000,000	5,638,248
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (Pre-refunded to 1/2/2029 at 100) (b)	360,000	378,720
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (b)	930,000	946,501
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (b)	1,245,000	1,292,003
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (b)	835,000	884,240
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (b)	2,200,000	2,389,721
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	1,840,000	1,939,785
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2041 (b)	39,905,000	44,853,452
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2043 (b)	12,000,000	13,356,616
TOTAL TRANSPORTATION		95,172,231
Water & Sewer - 0.9%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (h)	10,445,000	10,424,195
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	8,860,000	9,389,327
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2031	1,875,000	2,050,387
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2032	2,085,000	2,309,120
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2033	4,430,000	4,955,225
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2034	1,200,000	1,351,593
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2035	1,170,000	1,325,485
San Diego County Water Authority 5% 5/1/2047	685,000	729,692
TOTAL WATER & SEWER		32,535,024
TOTAL CALIFORNIA		219,770,600
Colorado - 2.2%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2025 C, 5% 3/1/2036	6,200,000	7,085,413
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (e)	260,000	259,082
TOTAL EDUCATION		7,344,495
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	127,711
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	1,680,000	1,995,304
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,185,000	2,547,967
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	6,164,561
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	456,106
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	575,081
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	513,420
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,215,485
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,125,180
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,236,433
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	558,103
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	495,233
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,809,935
Westminster Colo Pub Schs 5% 12/1/2049	1,500,000	1,580,392
TOTAL GENERAL OBLIGATIONS		23,273,200
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	733,564
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (e)	4,185,000	4,513,492
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,751,474
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,505,000	1,148,884
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,112,626
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,182,127
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,619,699
TOTAL HEALTH CARE		15,061,866
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	1,875,000	2,120,887
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	50,000	50,496
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	95,000	96,167
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	320,000	316,710
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	350,000	363,063
TOTAL HOUSING		2,947,323
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	504,704
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 6% 12/1/2056 (d)	3,116,000	3,157,213
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,088,872
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	79,247
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	47,000	47,985
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	525,000	536,333
TOTAL SPECIAL TAX		5,414,354
Transportation - 0.6%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (b)	175,000	176,483
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (b)	150,000	154,646
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (b)	9,260,000	8,947,034
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	3,220,000	3,322,918
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (b)	390,000	420,433
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (b)	260,000	289,839
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (b)	2,175,000	2,250,995
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	255,000	263,368
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (b)	505,000	520,550
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (b)	3,815,000	4,186,936
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (b)	1,265,000	1,426,408
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	753,639
TOTAL TRANSPORTATION		22,713,249
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	812,025
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,540,200
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,636,193
TOTAL WATER & SEWER		3,988,418
TOTAL COLORADO		80,870,616
Connecticut - 1.2%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	524,059
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	296,455
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	451,854
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (e)	1,165,000	1,170,058
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,000
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,430
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	30,643
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,407
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	250,000	248,144
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,341
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	66,238
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	50,882
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	416,465
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	80,972
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	586,112
TOTAL EDUCATION		4,013,060
General Obligations - 0.2%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	310,814
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	347,495
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	264,125
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	3,655,000	4,115,160
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	257,058
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	55,000	55,838
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,470,000	2,673,477
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,576,830
TOTAL GENERAL OBLIGATIONS		9,600,797
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(i)	205,000	112,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(i)	420,000	231,000
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/8/2026 (d)(i)	350,000	192,500
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,879,349
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	388,852
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	3,000,000	3,235,844
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	927,224
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,875,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	578,076
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	421,909
TOTAL HEALTH CARE		10,842,504
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	190,000	187,474
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	5,290,000	5,609,047
TOTAL HOUSING		5,796,521
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	553,817
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,340,498
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,576,009
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	426,533
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (d)	295,000	297,224
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (d)	655,000	532,489
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	405,000	419,867
TOTAL SPECIAL TAX		14,146,437
TOTAL CONNECTICUT		44,399,319
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	312,173
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	317,934
TOTAL DELAWARE		630,107
District Of Columbia - 0.3%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,108,779
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	383,301
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	395,421
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	536,271
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,303,553
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,136,257
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	3,115,000	3,437,929
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,500,000	2,749,120
TOTAL GENERAL OBLIGATIONS		9,941,852
TOTAL DISTRICT OF COLUMBIA		12,050,631
District Of Columbia,Virginia - 0.7%
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (b)	225,000	231,108
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (b)	335,000	343,705
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (b)	115,000	120,308
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (b)	415,000	424,962
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (b)	75,000	76,722
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (b)	115,000	117,548
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (b)	55,000	56,152
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (b)	125,000	127,291
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (b)	6,335,000	6,830,259
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (b)	4,845,000	5,285,418
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (b)	895,000	999,460
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2045 (b)	5,000,000	5,535,528
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	220,102
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	277,204
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,290,000	953,886
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,704,443
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		24,304,096
Florida - 5.6%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	231,904
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,150,452
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,490,135
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (d)	1,700,000	1,721,036
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,609,562
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,743,106
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,915,304
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,729,962
TOTAL EDUCATION		13,591,461
General Obligations - 1.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	8,015,000	8,551,046
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	8,015,000	8,709,320
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	3,510,000	3,877,469
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,345,000	4,867,203
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	110,000
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,240,000	3,457,658
Broward County FL School District Series 2025, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,000,000	2,173,255
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	2,135,000	2,435,106
Broward County FL School District Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	4,000,000	4,629,835
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	70,113
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,750,000	3,092,239
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,355,000	1,484,513
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,535,000	1,670,227
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	2,590,000	2,899,735
TOTAL GENERAL OBLIGATIONS		48,027,719
Health Care - 0.8%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,158,223
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,337,332
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	710,000	518,372
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,287,246
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	452,971
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,288,328
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,616,302
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	5,106,042
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	215,132
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	376,124
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	392,385
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	420,517
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	417,363
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	518,441
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	9,445,017
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	117,939
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	76,953
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	219,380
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	55,023
TOTAL HEALTH CARE		27,019,090
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (h)	3,000,000	1,981,373
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,100,173
Tampa FL Tax Alloc 0% 9/1/2035 (h)	1,575,000	1,090,092
Tampa FL Tax Alloc 0% 9/1/2037 (h)	235,000	147,975
Tampa FL Tax Alloc 0% 9/1/2049 (h)	765,000	235,525
TOTAL SPECIAL TAX		4,555,138
Transportation - 2.8%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (b)	150,000	150,315
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (b)	50,000	50,233
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (b)	50,000	51,301
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (b)	135,000	138,140
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (b)	35,000	35,792
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (b)	175,000	178,597
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (b)	65,000	66,282
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (b)	65,000	66,222
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (b)	115,000	116,770
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (b)	1,120,000	1,189,365
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,630,000	1,840,076
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2036 (Assured Guaranty Inc Insured)	2,175,000	2,440,779
Greater Orlando Aviation Auth 5% 10/1/2031 (b)	435,000	445,150
Greater Orlando Aviation Auth 5% 10/1/2034 (b)	305,000	311,334
Greater Orlando Aviation Auth 5% 10/1/2037 (b)	315,000	320,428
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (b)	85,000	85,454
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (b)	50,000	51,382
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (b)	25,000	25,691
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2030 (b)	2,030,000	2,179,477
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2032 (b)	3,475,000	3,803,192
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2033 (b)	1,975,000	2,182,926
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2034 (b)	2,500,000	2,778,596
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2035 (b)	1,725,000	1,928,699
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2055 (b)	5,330,000	5,541,915
Jacksonville FL Aviation Auth Series 2026, 5.5% 10/1/2050 (b)	6,110,000	6,557,784
Lee Cnty FL Airport 5.25% 10/1/2043 (b)	3,250,000	3,580,912
Lee Cnty FL Airport 5.25% 10/1/2044 (b)	695,000	759,589
Lee Cnty FL Airport 5.25% 10/1/2045 (b)	2,250,000	2,435,950
Lee Cnty FL Airport 5.25% 10/1/2047 (b)	2,470,000	2,626,185
Lee Cnty FL Airport 5.5% 10/1/2056 (b)	4,460,000	4,733,698
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2039	490,000	491,396
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	75,000	75,412
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	90,000	90,495
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031 (b)	70,000	70,154
Miami-Dade Cnty FL Aviat Rev 5.5% 10/1/2055 (b)	15,000,000	15,891,111
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2037 (b)(c)	21,035,000	23,338,155
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	215,306
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	185,250
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 2.5% 7/1/2040 (Assured Guaranty Inc Insured)	1,150,000	905,455
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (h)	5,175,000	1,451,177
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (h)	2,600,000	685,335
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (b)	50,000	50,243
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (b)	55,000	55,270
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (b)	95,000	95,454
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (b)	65,000	65,300
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (b)	100,000	100,446
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (b)	215,000	215,921
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (b)	230,000	230,942
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (b)	240,000	240,936
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (b)	3,305,000	3,657,432
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (b)	3,175,000	3,536,056
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (b)	550,000	604,717
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (b)	1,340,000	1,466,791
TOTAL TRANSPORTATION		100,390,988
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,001,031
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	805,555
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,413,054
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,776,559
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	224,937
TOTAL WATER & SEWER		11,221,136
TOTAL FLORIDA		204,805,532
Georgia - 4.1%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	101,901
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	298,973
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	172,925
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	178,012
TOTAL EDUCATION		751,811
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (e)	930,000	605,827
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (e)	3,465,000	3,517,635
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	325,000	330,352
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	190,000	192,053
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	295,000	296,776
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	180,000	181,084
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	210,000	210,796
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	150,000	150,427
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	155,000	166,284
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	295,000	315,163
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	175,000	186,961
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	260,000	277,144
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	180,000	191,869
TOTAL ELECTRIC UTILITIES		6,622,371
General Obligations - 2.9%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,150,940
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	23,140,000	24,639,773
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed) (c)	24,140,000	25,359,840
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (e)	1,390,000	1,411,772
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (e)	16,725,000	16,939,453
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (e)	6,860,000	7,217,637
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (e)	8,745,000	9,447,894
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (e)	5,470,000	5,573,274
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (e)	1,790,000	1,867,622
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (e)	5,550,000	5,903,184
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (e)	2,465,000	2,632,776
TOTAL GENERAL OBLIGATIONS		102,144,165
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (e)	500,000	525,392
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,242,076
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	102,543
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	730,000	698,750
TOTAL HEALTH CARE		3,568,761
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	2,720,000	3,058,283
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	1,290,000	1,319,184
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	3,250,000	3,283,329
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	5,630,000	5,782,144
TOTAL INDUSTRIAL DEVELOPMENT		10,384,657
Other - 0.2%
Fulton Cnty GA Dev Auth Rev (Robert W Woodruff Arts Ctr Inc Proj.) Series 2026, 5% 3/15/2036	2,700,000	3,058,040
Fulton Cnty GA Dev Auth Rev (Robert W Woodruff Arts Ctr Inc Proj.) Series 2026, 5% 3/15/2037	1,000,000	1,124,401
Fulton Cnty GA Dev Auth Rev (Robert W Woodruff Arts Ctr Inc Proj.) Series 2026, 5% 3/15/2039	3,750,000	4,167,206
TOTAL OTHER		8,349,647
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,768,253
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (b)	1,005,000	1,099,728
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2037 (b)	4,300,000	4,716,776
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	634,914
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	952,889
TOTAL TRANSPORTATION		7,404,307
Water & Sewer - 0.0%
LA Grange GA Wtr & Swr Rev 2% 1/1/2042	1,640,000	1,199,771
TOTAL GEORGIA		147,252,026
Hawaii - 0.2%
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (b)	4,850,000	5,176,516
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (b)	65,000	67,539
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (b)	75,000	77,790
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (b)	75,000	77,694
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (b)	75,000	77,599
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (b)	75,000	77,503
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (b)	60,000	60,354
TOTAL TRANSPORTATION		5,614,995
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,683,350
TOTAL HAWAII		7,298,345
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	15,000	15,097
Illinois - 7.6%
Education - 0.1%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	210,000	217,709
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	60,706
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	45,498
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	60,556
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,030
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	50,236
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	50,229
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	130,842
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	45,056
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	49,540
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	344,096
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	788,521
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	449,747
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	503,217
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	413,227
TOTAL EDUCATION		3,259,210
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	60,000	60,332
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,040
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	10,000	10,080
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	30,000	30,422
TOTAL ESCROWED/PRE-REFUNDED		105,874
General Obligations - 3.9%
Chicago IL Brd Ed 5% 12/1/2030	130,000	131,201
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	100,315
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	244,629
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	355,651
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	101,178
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	100,793
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	168,182
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	347,497
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	193,524
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	462,140
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,232,949
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	730,857
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	553,805
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	941,744
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	12,938,184
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	2,000,000	2,122,661
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,190,000	9,884,746
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	151,057
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,020,337
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,363,075
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,344,413
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	245,000	246,158
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	894,191
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,660,318
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,584,462
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	267,855
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	3,555,000	3,706,646
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2034	5,000,000	5,236,970
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	5,795,000	6,100,781
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2043 (Build America Mutual Assurance Co Insured)	5,000,000	5,677,610
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2044	1,660,000	1,806,570
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	591,229
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	292,428
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	141,267
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	186,465
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	110,517
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,164
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	56,556
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	153,932
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	154,892
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	989,671
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	141,833
Illinois St Gen. Oblig. 5.25% 4/1/2044	6,645,000	7,195,817
Illinois St Gen. Oblig. 5.25% 4/1/2045	4,985,000	5,345,275
Illinois St Gen. Oblig. 5.25% 4/1/2046	4,985,000	5,304,249
Illinois St Gen. Oblig. 5.5% 4/1/2051	6,645,000	7,081,408
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,080,944
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	680,745
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	764,869
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,956,082
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,375,277
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,163,148
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,108,669
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,215,000
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,616,340
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,097,103
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,418,352
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,487,992
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,406,101
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,072,835
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,521,767
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,333,124
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	958,539
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	3,020,318
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,290,000	3,630,317
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Inc Insured)	1,145,000	1,147,236
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,573,301
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (h)	265,000	262,458
TOTAL GENERAL OBLIGATIONS		143,418,719
Health Care - 0.7%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	496,076
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,028,838
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,237,526
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	1,988,126
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,486,305
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,505,427
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	677,720
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,825,362
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,388,000
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	314,068
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	323,605
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,499,811
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,094
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,290
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,867
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	150,000	151,491
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	105,000	105,955
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,178,656
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	370,618
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	762,296
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,955,000	2,109,468
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,528,651
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (e)	2,780,000	3,003,411
TOTAL HEALTH CARE		26,196,661
Housing - 0.1%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	345,000	337,529
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	30,000	30,123
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	282,830
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	465,000	459,729
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	1,555,000	1,787,582
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	410,063	374,039
TOTAL HOUSING		3,271,832
Special Tax - 1.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,452,026
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,521,468
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,543,674
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	3,132,475
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,094,364
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,620,975
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,817,677
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	485,000	403,943
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (h)	65,000	43,846
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	2,445,000	1,649,284
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (h)	515,000	298,007
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (h)	430,000	235,512
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (h)	1,225,000	638,629
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	660,000	194,349
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	335,000	315,564
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	445,000	404,936
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	260,000	187,770
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	3,150,000	1,565,905
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	15,000,000	7,041,894
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (h)	1,540,000	680,623
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	185,000	72,194
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	5,175,943
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	699,699
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (h)	5,000,000	1,173,978
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	166,397
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,547
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	35,757
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,416
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,472,035
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,376,886
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,907,330
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	546,537
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	542,018
TOTAL SPECIAL TAX		64,052,658
Transportation - 1.0%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (b)	150,000	151,721
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (b)	125,000	126,276
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,359
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (b)	135,000	136,253
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (b)	205,000	206,765
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (b)	150,000	151,236
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (b)	190,000	191,489
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	100,000	100,738
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	100,000	100,738
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (b)	20,000	20,229
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (b)	20,000	20,217
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (b)	1,030,000	1,064,250
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (b)	1,005,000	1,033,417
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (b)	690,000	712,919
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (b)	500,000	524,800
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (b)	810,000	862,168
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (b)	600,000	647,520
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (b)	4,700,000	4,642,799
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (b)	225,000	239,491
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (b)	230,000	248,216
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (b)	760,000	831,693
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (b)	1,695,000	1,845,770
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (b)	2,565,000	2,800,054
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (b)	1,870,000	2,030,452
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (b)	135,000	137,495
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2010, 4.8% tender 12/1/2043 (b)(d)(e)	8,000,000	8,285,256
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	355,612
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	357,709
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	935,440
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,120,826
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,986,612
TOTAL TRANSPORTATION		36,898,520
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	172,043
TOTAL ILLINOIS		277,375,517
Indiana - 1.6%
Education - 0.2%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,079,346
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2041	1,055,000	1,115,658
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2046	1,000,000	1,019,730
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5.125% 10/1/2051	1,000,000	1,011,825
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5.25% 10/1/2056	1,000,000	1,014,825
Purdue University Series DD, 5% 7/1/2034	60,000	62,469
Purdue University Series DD, 5% 7/1/2035	120,000	124,785
Purdue University Series DD, 5% 7/1/2036	130,000	134,987
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	508,510
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	246,270
TOTAL EDUCATION		6,318,405
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (e)	8,025,000	8,158,929
General Obligations - 0.2%
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 1/15/2041	905,000	783,946
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2038 (Indiana St Guaranteed)	1,000,000	1,115,969
Silver Creek Ind Sch Bldg Corp Series 2021, 3% 1/15/2042	1,600,000	1,347,281
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 1/15/2041	1,250,000	1,088,972
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,221,795
TOTAL GENERAL OBLIGATIONS		6,557,963
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	2,980,000	2,667,139
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (e)	6,725,000	7,467,814
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	65,216
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,114
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	75,259
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	70,232
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	180,000	155,502
TOTAL HEALTH CARE		10,531,276
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	70,000	69,228
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 4% tender 11/1/2047 (BP PLC Guaranteed) (b)(e)	7,995,000	8,143,932
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	347,202
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2031	260,000	283,589
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2032	225,000	247,941
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2033	250,000	278,485
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2034	250,000	280,564
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2035	275,000	311,524
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2031	220,000	241,225
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2032	225,000	249,540
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2033	225,000	252,349
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2034	250,000	281,826
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2035	325,000	369,859
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2036	1,585,000	1,790,877
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2037	1,000,000	1,122,024
TOTAL SPECIAL TAX		6,057,005
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (b)	50,000	50,009
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (b)	50,000	50,004
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (b)	65,000	65,004
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (b)	140,000	140,006
TOTAL TRANSPORTATION		305,023
Water & Sewer - 0.3%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	550,420
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2040	1,000,000	1,123,863
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2041	1,750,000	1,951,058
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	2,400,000	2,665,242
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2043	1,500,000	1,658,742
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2044	2,000,000	2,199,067
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	1,500,000	1,637,934
Lafayette Ind Sew Wks Rev 2% 7/1/2035 (Build America Mutual Assurance Co Insured)	570,000	473,689
TOTAL WATER & SEWER		12,260,015
TOTAL INDIANA		58,401,776
Iowa - 0.6%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,222,471
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (b)	1,285,000	1,297,104
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (b)	310,000	327,172
TOTAL EDUCATION		3,846,747
General Obligations - 0.3%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	10,890,000	11,610,573
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2026 A, 5% 5/15/2036	2,225,000	2,373,100
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	3,670,000	3,829,982
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	300,987
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	296,484
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	291,881
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	288,541
TOTAL TOBACCO BONDS		1,177,893
TOTAL IOWA		22,838,295
Kansas - 0.3%
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (d)	400,000	402,436
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	7,260,000	8,057,515
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	2,075,000	2,335,421
TOTAL KANSAS		10,795,372
Kentucky - 1.7%
Education - 0.2%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,290,493
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(e)	9,375,000	9,414,503
General Obligations - 0.9%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	11,110,000	12,074,667
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (e)	3,015,000	3,165,774
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,511,129
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,514,939
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,744,706
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (e)	5,465,000	5,848,486
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	286,741
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	70,000	72,786
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	55,000	57,112
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	65,000	67,396
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,348
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	30,949
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,733,615
TOTAL GENERAL OBLIGATIONS		33,149,648
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	655,000	595,243
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	374,181
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (e)	155,000	163,506
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (e)	130,000	130,586
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,630,293
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (e)	8,260,000	8,711,745
TOTAL HEALTH CARE		11,605,554
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	80,133
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,140
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,135
TOTAL TRANSPORTATION		230,408
TOTAL KENTUCKY		60,690,606
Louisiana - 0.6%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	101,018
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	70,663
TOTAL EDUCATION		171,681
Health Care - 0.2%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,744,282
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	460,000	497,982
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (e)	1,470,000	1,470,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (c)(e)	10,495,000	10,515,553
TOTAL INDUSTRIAL DEVELOPMENT		11,985,553
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	25,000	25,253
New Orleans LA Aviation Board 5% 1/1/2027 (b)	20,000	20,202
New Orleans LA Aviation Board 5% 1/1/2028 (b)	35,000	35,280
New Orleans LA Aviation Board 5% 1/1/2028 (b)	10,000	10,080
New Orleans LA Aviation Board 5% 1/1/2031 (b)	30,000	30,251
New Orleans LA Aviation Board 5% 1/1/2032 (b)	20,000	20,161
New Orleans LA Aviation Board 5% 1/1/2033 (b)	50,000	50,386
New Orleans LA Aviation Board 5% 1/1/2033 (b)	35,000	35,270
New Orleans LA Aviation Board 5% 1/1/2034 (b)	1,905,000	2,092,036
New Orleans LA Aviation Board 5% 1/1/2034 (b)	60,000	60,442
New Orleans LA Aviation Board 5% 1/1/2034 (b)	10,000	10,073
New Orleans LA Aviation Board 5% 1/1/2035 (b)	20,000	20,142
New Orleans LA Aviation Board 5% 1/1/2036 (b)	45,000	45,301
New Orleans LA Aviation Board 5% 1/1/2037 (b)	295,000	296,814
New Orleans LA Aviation Board 5% 1/1/2037 (b)	80,000	80,492
New Orleans LA Aviation Board 5.25% 1/1/2040 (b)	1,095,000	1,190,915
TOTAL TRANSPORTATION		4,023,098
TOTAL LOUISIANA		22,422,596
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,234
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,139
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	50,171
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,000
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,494
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,366
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	50,789
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	40,575
TOTAL EDUCATION		262,768
General Obligations - 0.1%
Brunswick ME 2.25% 11/1/2035	380,000	332,440
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,174,654
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	901,712
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,282,439
TOTAL GENERAL OBLIGATIONS		3,691,245
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	100,835
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	230,000	237,685
TOTAL MAINE		4,292,533
Maryland - 0.9%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,802,780
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	57,196
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	136,473
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	130,689
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	140,719
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	145,694
TOTAL EDUCATION		3,413,551
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,614,140
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,293,708
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	2,014,644
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	468,065
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	742,153
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,111,671
State of Maryland 4% 8/1/2028	2,500,000	2,580,204
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,308,951
TOTAL GENERAL OBLIGATIONS		11,133,536
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	600,000
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	3,201,252
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	1,030,046
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,035,015
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,733,761
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	82,946
TOTAL HEALTH CARE		9,683,020
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	610,000	609,045
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	265,000	265,932
TOTAL HOUSING		874,977
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,037,651
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	254,185
TOTAL SPECIAL TAX		1,291,836
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (b)	530,000	481,260
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (b)	1,175,000	1,206,049
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,261
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	102,761
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (b)	1,590,000	1,572,830
TOTAL TRANSPORTATION		3,430,161
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	560,221
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	659,825
TOTAL WATER & SEWER		1,220,046
TOTAL MARYLAND		31,047,127
Massachusetts - 1.5%
Education - 0.2%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,749,694
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,721,014
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	648,538
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	613,680
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	832,590
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (b)	200,000	203,377
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	50,264
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	75,356
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	80,368
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	85,005
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,161
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,162
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,148
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,138
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,136
TOTAL EDUCATION		7,345,631
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.25% 10/1/2035	1,000,000	1,126,909
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2041	1,500,000	1,670,681
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2042	670,000	743,333
TOTAL ELECTRIC UTILITIES		3,540,923
General Obligations - 0.2%
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,756,410
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,509,569
TOTAL GENERAL OBLIGATIONS		7,265,979
Health Care - 0.3%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (d)	9,720,000	10,023,094
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	795,000
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	45,738
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	221,262
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	85,076
TOTAL HEALTH CARE		11,170,170
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (h)	2,230,000	1,840,476
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,207,400
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,553,785
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	10,000,000	10,409,531
TOTAL SPECIAL TAX		15,011,192
Transportation - 0.2%
Massachusetts St Port Auth Rev 5% 7/1/2041 (b)	2,040,000	2,147,467
Massachusetts St Port Auth Rev 5% 7/1/2046 (b)	390,000	402,269
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	2,645,000	2,685,413
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	105,201
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,102
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	80,127
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (b)	145,000	150,070
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (b)	1,205,000	1,284,628
TOTAL TRANSPORTATION		6,910,277
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,334,118
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,339,816
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,096,593
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,088,842
TOTAL WATER & SEWER		4,859,369
TOTAL MASSACHUSETTS		56,103,541
Michigan - 1.4%
Education - 0.0%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	170,632
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	170,051
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	140,498
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	309,263
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	324,488
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	435,456
TOTAL EDUCATION		1,550,388
Electric Utilities - 0.5%
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,061,159
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,112,739
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,112,440
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,900,000	2,105,947
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,325,000	1,458,674
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,644,623
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,910,310
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,750,000	1,900,419
TOTAL ELECTRIC UTILITIES		13,306,311
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	164,156
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2039	1,250,000	1,397,647
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2041	1,000,000	1,104,665
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2045	1,250,000	1,348,475
Portage MI Pub Schs 5% 11/1/2030	145,000	145,103
Portage MI Pub Schs 5% 11/1/2036	15,000	15,011
West Bloomfield Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,219,177
TOTAL GENERAL OBLIGATIONS		5,394,234
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	445,645
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	603,659
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	71,984
TOTAL HEALTH CARE		1,121,288
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	675,000	675,142
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	922,037
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,553,837
TOTAL HOUSING		5,151,016
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,492,253
Transportation - 0.1%
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	60,000	60,609
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	60,000	60,543
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2029 (b)	30,000	30,736
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2030 (b)	35,000	35,833
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2031 (b)	40,000	40,916
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2032 (b)	30,000	30,660
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	20,000	20,436
Wayne Cnty MI Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (b)	295,000	296,990
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (b)	235,000	245,468
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2042 (b)	1,000,000	1,128,678
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2045 (b)	1,250,000	1,381,788
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,013
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2035	30,000	30,834
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2032 (b)	25,000	25,578
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2034 (b)	30,000	30,616
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2035 (b)	30,000	30,591
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2037 (b)	45,000	45,789
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (b)	50,000	50,614
Wayne Cnty MI Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	75,840
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,567
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,549
TOTAL TRANSPORTATION		3,699,648
Water & Sewer - 0.6%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	8,305,000	9,453,178
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,919,005
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,490,967
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,085,658
TOTAL WATER & SEWER		18,948,808
TOTAL MICHIGAN		50,663,946
Minnesota - 0.8%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,193
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	85,215
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (b)	1,125,000	1,145,655
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (b)	1,400,000	1,441,433
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (b)	2,000,000	2,075,737
TOTAL EDUCATION		4,789,233
General Obligations - 0.5%
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2038	3,060,000	3,458,981
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	4,000,000	4,430,804
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2046 (Minnesota St Guaranteed) (h)	2,200,000	932,359
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2047 (Minnesota St Guaranteed) (h)	3,400,000	1,358,162
Sauk Rapids MN ISD No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,431,982
Sauk Rapids MN ISD No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	857,461
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (h)	2,145,000	1,261,545
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2045 (Minnesota St Guaranteed) (h)	2,000,000	814,355
TOTAL GENERAL OBLIGATIONS		15,545,649
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,054,435	885,797
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	4,840,000	5,123,436
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	255,000	269,665
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	330,000	355,199
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2021 D, 2.05% 12/1/2051	1,466,541	1,215,110
TOTAL HOUSING		7,849,207
TOTAL MINNESOTA		28,184,089
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (e)	1,410,000	1,216,936
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2043	1,000,000	1,096,088
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2020 B, 1.9% 12/1/2035	1,650,000	1,383,098
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	214,517
Mississippi Home Corp Single Family Mtg Rev Series 2020 A, 2.25% 12/1/2035	1,400,000	1,209,842
TOTAL HOUSING		2,807,457
TOTAL MISSISSIPPI		5,120,481
Missouri - 0.4%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	625,672
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	35,466
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	81,004
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	156,396
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,004
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,009
TOTAL HEALTH CARE		998,551
Housing - 0.3%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	20,000	20,153
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	425,000	418,784
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	250,000	247,622
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	790,000	881,494
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.8% 11/1/2056 (c)	6,125,000	6,129,142
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	2,475,000	2,547,314
TOTAL HOUSING		10,244,509
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (b)	2,515,000	2,379,627
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (b)	145,000	149,350
TOTAL TRANSPORTATION		2,528,977
TOTAL MISSOURI		13,772,037
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2046	335,000	265,337
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,844,202
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (e)	680,000	723,380
TOTAL HEALTH CARE		2,567,582
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	1,490,000	1,581,749
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,142
TOTAL HOUSING		1,601,891
TOTAL MONTANA		4,434,810
Nebraska - 0.5%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,151
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,522
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	324,520
TOTAL EDUCATION		410,193
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (b)	35,000	35,282
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (b)	45,000	45,363
TOTAL ESCROWED/PRE-REFUNDED		80,645
General Obligations - 0.5%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (e)	5,025,000	5,269,668
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (e)	10,215,000	10,919,591
TOTAL GENERAL OBLIGATIONS		16,189,259
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (b)	35,000	35,084
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (b)	30,000	29,975
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	775,000	775,787
TOTAL HOUSING		840,846
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (b)	40,000	40,355
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (b)	30,000	30,268
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (b)	40,000	40,350
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (b)	20,000	20,169
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (b)	20,000	20,157
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (b)	55,000	55,392
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (b)	15,000	15,101
TOTAL TRANSPORTATION		221,792
TOTAL NEBRASKA		17,742,735
Nevada - 0.3%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	4,220,164
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,672,693
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,526,163
TOTAL GENERAL OBLIGATIONS		10,419,020
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,460,000	1,438,434
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	25,000	25,165
TOTAL HOUSING		1,463,599
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	569,999
TOTAL NEVADA		12,452,618
New Hampshire - 0.2%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	780,000	578,322
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	190,417
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	62,099
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	56,788
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	51,581
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	180,266
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	277,864
TOTAL HEALTH CARE		1,397,337
Housing - 0.2%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	389,214	395,563
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,455,201	3,351,058
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,304,307	2,291,427
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,335,638
TOTAL HOUSING		7,373,686
TOTAL NEW HAMPSHIRE		8,771,023
New Jersey - 4.6%
Education - 0.7%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	55,000	55,027
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	65,000	65,005
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	65,000	64,999
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (b)	1,970,000	1,986,021
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	305,000	307,480
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (b)	750,000	770,267
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (b)	1,000,000	1,036,179
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (b)	2,100,000	2,117,690
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (b)	165,000	169,598
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (b)	295,000	308,153
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (b)	205,000	206,727
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (b)	2,375,000	2,561,513
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (b)	7,590,000	8,189,954
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	105,095
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	120,103
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	600,000	681,233
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	500,000	574,189
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	450,000	521,197
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	965,000	1,113,819
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,375,000	1,581,710
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,602,930
TOTAL EDUCATION		24,138,889
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(e)	6,160,000	6,223,617
General Obligations - 2.4%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	348,890
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	995,082
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	817,963
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,941,001
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	710,584
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	785,928
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	434,146
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	690,000	661,933
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (h)	9,800,000	9,119,563
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	2,420,000	2,108,555
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	1,650,000	1,296,046
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (h)	5,000,000	3,418,074
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (h)	3,000,000	2,050,844
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	174,724
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	284,484
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,432,810
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	3,010,342
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	394,904
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,399,453
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	335,586
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	6,003,377
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,787,848
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	26,494,886
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,571,521
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,494,011
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	120,228
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,325,637
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	219,415
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	934,383
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,686,318
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,130,050
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	314,285
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,761,222
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	422,015
TOTAL GENERAL OBLIGATIONS		87,986,108
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,739
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)	97,395	68,851
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	536,225
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,450,558
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,067
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,166
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,073
TOTAL HEALTH CARE		2,243,679
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (b)	1,795,000	1,831,178
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (b)	1,765,000	1,787,783
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (b)	1,835,000	1,881,963
TOTAL HOUSING		5,500,924
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,235,563
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,255,000	5,175,121
TOTAL TOBACCO BONDS		8,410,684
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	135,776
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	115,171
New Jersey Turnpike Authority 5% 1/1/2028	145,000	147,914
New Jersey Turnpike Authority 5% 1/1/2030	8,725,000	9,403,618
New Jersey Turnpike Authority 5% 1/1/2031 (c)	2,050,000	2,207,523
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,102,878
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,210,206
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,932,960
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,594,925
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	1,075,000	1,225,237
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	8,870,000	9,610,096
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	810,895
TOTAL TRANSPORTATION		33,497,199
TOTAL NEW JERSEY		168,001,100
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 1/15/2042	1,295,000	1,455,457
Port Auth NY & NJ 5% 1/15/2043	2,750,000	3,074,001
Port Auth NY & NJ 5% 1/15/2047 (b)	10,480,000	10,868,559
Port Auth NY & NJ 5% 10/15/2032 (b)	3,135,000	3,468,056
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	2,390,000	2,051,890
TOTAL NEW JERSEY,NEW YORK		20,917,963
New Mexico - 0.6%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (b)	945,000	947,218
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	445,000	453,354
TOTAL EDUCATION		1,400,572
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (e)	8,235,000	8,757,024
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	15,000	15,289
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	28,634
TOTAL HEALTH CARE		43,923
Housing - 0.4%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	6,120,000	6,704,154
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	45,000	45,039
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	855,000	915,913
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	750,000	753,776
New Mexico Mtg Fin Auth Series 2026A, 4.75% 9/1/2051	1,345,000	1,349,145
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	1,040,000	1,040,699
TOTAL HOUSING		10,808,726
TOTAL NEW MEXICO		21,010,245
New York - 8.8%
Education - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,378
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,317
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	140,955
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	234,608
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	154,155
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	273,827
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	2,937,134
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	125,736
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,455,000	1,493,308
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	881,594
TOTAL EDUCATION		6,372,012
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (e)	630,000	627,880
General Obligations - 1.1%
City of New York NY Gen. Oblig. 5% 8/1/2042	3,550,000	3,876,011
City of New York NY Gen. Oblig. 5.25% 2/1/2048	1,240,000	1,340,614
City of New York NY Gen. Oblig. 5.25% 2/1/2049	6,500,000	7,003,807
City of New York NY Gen. Oblig. 5.25% 2/1/2050	4,250,000	4,553,472
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	295,549
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	220,457
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	3,970,000	4,327,535
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,415,000	1,606,566
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,770,000	4,051,012
City of New York NY Series FISCAL 2025 E, 5% 8/1/2041	5,435,000	5,965,797
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (e)	6,795,000	7,020,642
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	784,951
TOTAL GENERAL OBLIGATIONS		41,046,413
Health Care - 0.0%
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	260,000	215,452
Housing - 0.5%
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (e)	685,000	670,999
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (e)	6,565,000	6,567,649
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (e)	1,335,000	1,335,741
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (e)	4,100,000	4,102,024
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (e)	2,045,000	2,046,028
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (e)	2,280,000	2,280,937
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	494,414
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (e)	1,635,000	1,656,013
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	25,000	24,938
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (b)	1,000,000	963,766
TOTAL HOUSING		20,142,509
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,300,135
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,598,656
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,103,708
TOTAL OTHER		2,702,364
Special Tax - 4.3%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,065,000	5,661,850
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	1,190,000	1,306,911
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2044	10,195,000	11,136,845
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2045	2,710,000	2,933,772
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	9,280,000	10,488,884
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,633,308
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,603,366
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	2,455,000	2,672,144
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	2,280,000	2,455,775
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	3,475,000	3,663,312
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	2,455,000	2,628,895
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	14,140,000	15,649,589
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	2,565,000	2,816,519
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,728,944
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,849,986
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	509,501
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	611,877
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,156,606
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	9,029,760
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	317,403
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2039	4,000,000	4,530,070
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2040	2,125,000	2,392,600
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2041	2,000,000	2,237,562
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2042	3,125,000	3,479,076
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2047	10,160,000	10,875,202
New York State Dormitory Authority 5% 3/15/2032	6,845,000	7,661,502
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,928,646
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,813,233
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	715,785
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	13,040,939
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	757,883
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,390,742
TOTAL SPECIAL TAX		153,678,487
Transportation - 2.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,240,437
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (h)	7,995,000	7,214,754
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,204,240
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	25,940,104
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,063,481
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2037	925,000	1,072,854
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2038	2,900,000	3,341,671
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2039	1,750,000	2,005,425
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2044	1,600,000	1,777,553
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2045	1,500,000	1,645,611
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2046	2,500,000	2,706,860
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2047	3,605,000	3,853,626
New York St Twy Auth Gen Rev Series 2026A, 5.25% 1/1/2056	3,250,000	3,460,718
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (b)	2,200,000	2,252,403
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (b)	1,705,000	1,755,337
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	415,000	449,606
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (b)	640,000	690,721
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	700,000	752,364
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	350,000	374,534
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	240,000	255,548
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (b)	635,000	672,934
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (b)	1,550,000	1,636,115
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (b)	1,185,000	1,246,134
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (b)	1,000,000	1,047,519
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (b)	910,000	949,390
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (b)	455,000	473,008
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	1,630,000	1,680,882
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (b)	215,000	215,086
TOTAL TRANSPORTATION		75,978,915
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	4,035,296
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,314,811
TOTAL WATER & SEWER		15,350,107
TOTAL NEW YORK		317,414,274
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (e)	10,391,469	10,903,109
North Carolina - 1.0%
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	468,447
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,464,850
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,350,000	1,461,255
TOTAL HEALTH CARE		3,394,552
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	4,080,000	4,044,793
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	750,000	805,022
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057 (c)	3,665,000	4,235,048
TOTAL HOUSING		9,084,863
Transportation - 0.7%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2042 (b)	1,855,000	2,044,004
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2043 (b)	1,955,000	2,147,958
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (b)	1,255,000	1,367,839
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	81,884
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	76,621
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	183,351
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (b)	5,000	5,000
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (b)	10,000	10,221
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (b)	10,000	10,217
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (b)	10,000	10,199
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (b)	15,000	15,292
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (b)	25,000	25,471
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (b)	25,000	25,455
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (b)	25,000	25,439
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (b)	30,000	30,504
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (b)	20,000	20,321
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (b)	15,000	15,227
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (b)	20,000	20,283
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (b)	60,000	60,584
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	75,588
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Inc Insured)	16,075,000	16,494,684
TOTAL TRANSPORTATION		22,746,142
Water & Sewer - 0.0%
Charlotte NC Wtr & Swr Sys Rev Series 2020, 2% 7/1/2041	500,000	385,361
TOTAL NORTH CAROLINA		35,610,918
North Dakota - 0.2%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	1,345,000	933,689
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	518,231
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	529,173
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	390,366
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	348,850
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	575,876
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	689,908
TOTAL HEALTH CARE		3,052,404
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	140,000	138,371
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	650,000	672,132
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,540,369
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	475,000	466,441
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	265,000	285,269
TOTAL HOUSING		4,102,582
TOTAL NORTH DAKOTA		8,088,675
Ohio - 2.4%
Education - 0.7%
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,230,667
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	521,898
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,753,612
Ohio St Univ Gen Rcpts Series 2023C, 5.25% 12/1/2046	10,000,000	10,794,130
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,336,093
TOTAL EDUCATION		23,636,400
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,385,338
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,371,634
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,152,931
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,550,986
TOTAL ELECTRIC UTILITIES		7,460,889
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	715,000	721,477
General Obligations - 0.4%
Dublin OH City Sch Dist Series 2022, 3% 12/1/2042	1,115,000	970,725
Firelands Ohio Loc Sch Dist Series 2019 A, 3% 11/1/2047	1,235,000	955,673
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,903,832
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	276,823
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	385,034
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	504,904
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	427,751
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	633,982
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	645,807
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	207,618
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	260,305
TOTAL GENERAL OBLIGATIONS		14,172,454
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,152,852
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	100,154
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043	2,810,000	3,016,003
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2055	3,000,000	3,088,406
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	604,822
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	442,330
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (e)	635,000	632,757
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	110,113
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	269,304
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	282,749
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	306,695
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	330,438
TOTAL HEALTH CARE		10,336,623
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	15,000	15,149
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	725,000	789,284
TOTAL HOUSING		804,433
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	331,664
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	12,205,000	8,774,500
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	228,635
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	737,723
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,443,120
TOTAL TOBACCO BONDS		12,183,978
Transportation - 0.5%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (b)	2,235,000	2,424,083
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (b)	9,200,000	9,982,476
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (b)	4,845,000	5,178,246
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	632,172
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	582,456
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	130,000	70,076
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	214,334
TOTAL TRANSPORTATION		19,083,843
TOTAL OHIO		88,731,761
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	176,259
General Obligations - 0.2%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2040	850,000	951,977
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2041	925,000	1,028,748
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2042	1,000,000	1,106,820
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2043	1,000,000	1,100,357
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2044	1,215,000	1,328,067
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2045	1,000,000	1,084,454
TOTAL GENERAL OBLIGATIONS		6,600,423
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	135,000	147,349
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	190,000	211,273
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.625% 9/1/2046	1,350,000	1,351,012
TOTAL HOUSING		1,709,634
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,118
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,060
TOTAL SPECIAL TAX		170,178
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (b)	115,000	115,644
TOTAL OKLAHOMA		8,772,138
Oregon - 1.6%
Education - 0.2%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	8,204,255
General Obligations - 0.7%
Oregon St 5.25% 6/1/2043	1,000,000	1,132,450
Oregon St Gen. Oblig. 5.25% 6/1/2045	2,000,000	2,229,328
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,609,094
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	405,000	421,013
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2042	1,150,000	1,309,741
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2044	1,500,000	1,684,594
Oregon St Series 2025 A, 5.25% 5/1/2045	1,700,000	1,893,492
Oregon St Series 2025 C, 5.25% 6/1/2042	1,000,000	1,137,377
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (b)	3,000,000	3,175,476
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (h)	4,250,000	2,192,672
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (h)	4,155,000	2,028,000
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2037 (Oregon St Guaranteed) (h)	5,500,000	3,589,872
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (h)	1,625,000	1,002,257
TOTAL GENERAL OBLIGATIONS		25,405,366
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	364,724
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	1,038,674
TOTAL HEALTH CARE		1,403,398
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	384,847
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	195,000	195,778
TOTAL HOUSING		580,625
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2040	2,000,000	2,238,905
Oregon St Dept Admin Lottery 5% 4/1/2041	1,100,000	1,226,674
TOTAL SPECIAL TAX		3,465,579
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (b)	1,760,000	1,864,499
Port of Portland Arpt Rev 5% 7/1/2045 (b)	785,000	807,137
Port of Portland Arpt Rev 5% 7/1/2052 (b)	1,480,000	1,507,690
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (b)	2,560,000	2,816,006
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (b)	4,270,000	4,721,036
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (b)	3,650,000	4,017,634
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (b)	2,910,000	3,161,032
TOTAL TRANSPORTATION		18,895,034
TOTAL OREGON		57,954,257
Pennsylvania - 4.0%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (i)(j)	220,000	55,285
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (i)(j)	335,000	84,186
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (i)(j)	375,000	94,238
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (b)	1,140,000	1,190,014
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5.25% 5/1/2040	2,495,000	2,705,269
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	65,882
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	80,901
TOTAL EDUCATION		4,275,775
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	31,772
General Obligations - 1.3%
Bethel Park PA Sch Dist Series 2024, 5% 8/1/2050	7,770,000	8,100,632
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2040 (Assured Guaranty Inc Insured)	4,650,000	5,109,802
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	850,000	934,963
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	286,804
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,720,071
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,962,250
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,153,400
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,777,302
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,802,799
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,177,386
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,147,283
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	1,000,000	1,093,271
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	1,875,000	2,089,595
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	4,740,000	5,233,592
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	390,199
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	491,850
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	712,681
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	411,548
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	425,561
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	339,890
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	185,000	195,571
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	56,922
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	133,574
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	346,302
TOTAL GENERAL OBLIGATIONS		45,093,248
Health Care - 0.5%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	121,723
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	124,400
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	238,119
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	65,014
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	105,874
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	81,220
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	86,184
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	111,457
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	75,798
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	80,800
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	85,685
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	256,404
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2050	1,135,000	928,337
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2021, 4% 7/15/2051	1,135,000	920,368
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (e)	1,890,000	1,895,039
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2033	1,615,000	1,779,229
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2034	1,265,000	1,402,544
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,719,151
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	49,999
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	50,079
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,086
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	74,202
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	127,758
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	385,532
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	181,309
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,738
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	222,773
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,067
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	561,224
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	584,051
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	136,953
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	301,757
TOTAL HEALTH CARE		16,867,874
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	751,402
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (b)	395,000	401,525
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	20,000	19,987
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	1,014,736
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,455,552
TOTAL HOUSING		4,643,202
Transportation - 1.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (b)	4,145,000	3,912,237
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (b)	3,940,000	4,206,911
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (b)	4,640,000	4,941,389
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (b)	1,655,000	1,668,499
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Inc Insured) (b)	1,000,000	1,029,494
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Inc Insured) (b)	1,000,000	1,094,147
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Inc Insured) (b)	1,400,000	1,522,365
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (b)	1,600,000	1,733,270
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Inc Insured) (b)	1,000,000	1,095,822
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Inc Insured) (b)	1,000,000	1,091,872
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Inc Insured) (b)	1,500,000	1,632,415
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	227,966
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	227,253
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,929,989
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,754,623
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,811,609
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	688,278
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,747,893
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,291,095
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,592,854
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (e)	2,710,000	3,006,185
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	50,000
Philadelphia PA Airport Rev 5% 7/1/2027 (b)	125,000	127,732
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	40,985
Philadelphia PA Airport Rev 5% 7/1/2028 (b)	150,000	153,185
Philadelphia PA Airport Rev 5% 7/1/2029 (b)	115,000	117,325
Philadelphia PA Airport Rev 5% 7/1/2032 (b)	805,000	819,888
Philadelphia PA Airport Rev 5% 7/1/2034 (b)	205,000	208,506
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Inc Insured) (b)	1,620,000	1,527,569
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	3,765,000	3,765,000
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (b)	5,190,000	5,303,442
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (b)	550,000	572,489
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (b)	1,100,000	1,181,988
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (b)	590,000	631,879
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (b)	1,000,000	1,013,099
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2037 (b)	1,800,000	1,985,700
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (b)	335,000	367,576
TOTAL TRANSPORTATION		63,072,529
Water & Sewer - 0.3%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	51,146
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	83,790
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	52,111
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	5,450,000	5,832,830
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	4,000,000	4,223,402
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	200,000	210,120
TOTAL WATER & SEWER		10,453,399
TOTAL PENNSYLVANIA		144,437,799
Puerto Rico - 0.6%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	8,240,022	6,037,577
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,952,609
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	701,070
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	852,891
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,058,911
TOTAL GENERAL OBLIGATIONS		10,603,058
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (h)	8,088,000	6,914,155
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (h)	4,500,000	1,673,836
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,983
TOTAL SPECIAL TAX		8,597,974
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	400,000	420,858
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	945,000	986,741
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	1,125,000	1,094,274
TOTAL WATER & SEWER		2,501,873
TOTAL PUERTO RICO		21,702,905
Rhode Island - 0.6%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,079,851
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,686,603
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,097,192
Rhode Island St Student Ln 3.5% 12/1/2034 (b)	65,000	64,909
Rhode Island St Student Ln 5% 12/1/2028 (b)	500,000	521,108
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (b)	2,940,000	3,064,112
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (b)	4,380,000	4,622,626
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (b)	1,605,000	1,709,758
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (b)	1,825,000	1,926,094
TOTAL EDUCATION		18,772,253
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	420,179
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	305,000	305,072
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	270,000	268,188
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (b)	500,000	494,207
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	30,000	30,156
TOTAL HOUSING		1,097,623
TOTAL RHODE ISLAND		20,290,055
South Carolina - 0.9%
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2029	105,000	105,131
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,478,952
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,918,992
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,909,270
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,162,979
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,216,837
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,924,007
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,124,856
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,565,189
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	362,504
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,727,823
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	572,564
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,198,921
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	55,519
TOTAL ELECTRIC UTILITIES		26,323,544
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 3% 2/1/2036	4,345,000	4,168,573
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	891,979
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	381,792
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	588,269
TOTAL HEALTH CARE		1,862,040
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	50,000	50,424
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	445,000	484,233
TOTAL HOUSING		534,657
TOTAL SOUTH CAROLINA		32,888,814
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	14,999
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,356
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	30,672
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	35,745
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	614,026
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (e)	3,230,000	3,519,840
TOTAL HEALTH CARE		4,230,638
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	370,000	397,813
TOTAL SOUTH DAKOTA		4,628,451
Tennessee - 3.0%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,560,108
Electric Utilities - 0.3%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,047,359
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,945,831
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,725,670
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,829,415
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	1,996,395
TOTAL ELECTRIC UTILITIES		11,544,670
General Obligations - 0.9%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	17,400,000	18,398,328
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	14,220,000	15,194,952
TOTAL GENERAL OBLIGATIONS		33,593,280
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	584,355
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	567,841
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (e)	1,600,000	1,703,637
TOTAL HEALTH CARE		2,855,833
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	405,000	401,061
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 2.55% 7/1/2046	1,000,000	778,743
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	195,000	192,631
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2021 2, 2.5% 7/1/2051	1,125,000	811,850
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	116,498
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	137,697
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	334,906
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,165,000	1,297,769
TOTAL HOUSING		4,071,155
Transportation - 1.4%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (b)	235,000	239,677
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (b)	3,250,000	3,298,905
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (b)	2,000,000	2,201,327
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (b)	2,000,000	2,193,730
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (b)	3,500,000	3,811,288
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (b)	965,000	1,008,737
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (b)	125,000	126,204
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2051 (b)	35,000,000	36,672,020
TOTAL TRANSPORTATION		49,551,888
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	1,145,000	891,066
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	2,510,000	1,630,410
TOTAL WATER & SEWER		2,521,476
TOTAL TENNESSEE		108,698,410
Texas - 9.2%
Education - 0.4%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	975,710
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043	6,400,000	7,144,784
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,046
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,526
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	66,357
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	50,996
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,950,100
University North Tex Univ Rev 5% 4/15/2030	1,050,000	1,136,019
University North Tex Univ Rev 5% 4/15/2032	1,515,000	1,687,295
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	106,653
TOTAL EDUCATION		13,173,486
Electric Utilities - 1.3%
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2051 (Assured Guaranty Inc Insured)	1,750,000	1,831,526
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2056 (Assured Guaranty Inc Insured)	3,000,000	3,100,090
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	449,212
Lower Colorado River Authority Series 2019, 3.875% 5/15/2049	5,000,000	4,434,554
New Braunfels TX Util Rev Series 2020, 3% 7/1/2045	1,000,000	795,340
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	1,795,000	1,913,078
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,093,483
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	11,710,000	12,480,305
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	3,500,000	3,666,945
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (e)	2,590,000	2,582,062
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2040	11,000,000	12,300,809
TOTAL ELECTRIC UTILITIES		45,647,404
General Obligations - 4.5%
Aldine TX Indpt Sch Dist Series 2024A, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,810,000	3,142,393
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,290,152
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,586,794
Caddo Mills TX Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	500,000	402,247
Calvert Independent School District 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	735,000	648,753
Chambers Cnty TX Gen. Oblig. Series 2021, 2.5% 3/1/2051	2,500,000	1,582,364
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,165,276
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,177,247
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,810,554
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,939,670
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,430,513
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,516,076
Conroe TX Isd Series 2026, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,351,111
Conroe TX Isd Series 2026, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,634,361
Conroe TX Isd Series 2026, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	6,250,000	6,820,508
Conroe TX Isd Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,887,407
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,268,301
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,371,385
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,871,612
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,701,760
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,580,277
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,164,238
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,619,231
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,755,522
Dallas TX ISD 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,549,733
Dallas TX ISD 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,804,370
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2040	1,125,000	998,527
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2040	1,125,000	1,244,465
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2041	1,255,000	1,384,347
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2043	1,625,000	1,781,248
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,207,902
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,358,480
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	380,999
El Paso Tex Gen. Oblig. Series 2020 A, 4% 8/15/2045	1,500,000	1,439,995
Forney TX Indpt Sch Dis Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	7,620,000	6,358,914
Fort Bend Cnty Mud 162 Gen. Oblig. Series 2020, 2.25% 9/1/2043 (Build America Mutual Assurance Co Insured)	650,000	464,571
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2036 (Assured Guaranty Inc Insured)	270,000	223,552
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2037 (Assured Guaranty Inc Insured)	380,000	306,478
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (e)	495,000	494,115
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	354,961
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,255,000	1,047,463
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	526,545
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	537,178
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	255,000	239,375
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2047 (Assured Guaranty Inc Insured)	630,000	472,007
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2045 (Build America Mutual Assurance Co Insured)	250,000	199,489
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2046 (Build America Mutual Assurance Co Insured)	255,000	198,397
Hays County Tex Gen. Oblig. Series 2019, 4% 2/15/2044	2,000,000	1,982,753
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	805,000	798,076
Houston TX Gen. Oblig. 5.25% 3/1/2049	10,570,000	11,315,717
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,341,537
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	304,982
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,103,807
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	988,296
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,584,905
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,209,143
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,980,076
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,096,917
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	3,009,184
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,655,979
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,259,402
Leander Independent School District Series 2025 A, 0% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	597,082
Leander Independent School District Series 2025 A, 0% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	575,540
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (h)	1,185,000	861,070
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,035,000	2,272,373
Leander Independent School District Series 2025 B, 5% 8/15/2030	1,445,000	1,578,033
Leander Independent School District Series 2025 B, 5% 8/15/2031	2,090,000	2,316,302
Leander Independent School District Series 2025 B, 5% 8/15/2032	2,145,000	2,399,519
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,453,658
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	995,131
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	840,183
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,695,739
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (e)	5,050,000	5,049,995
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (e)	4,285,000	4,312,220
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,790,000	1,585,330
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,128,179
Pharr San Juan Alamo TX Isd Series 2019, 3% 2/1/2040 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,186,108
Pilot Point Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	785,000	683,062
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (e)	1,010,000	1,011,338
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,110,687
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	10,775,000	11,396,487
Waco TX Indpt Sch Dist Series 2022, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	895,398
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (h)	250,000	201,856
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (h)	100,000	81,286
TOTAL GENERAL OBLIGATIONS		165,148,213
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,916,928
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,086
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	733,228
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,029
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	95,093
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,039
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,020
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,093
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	102,340
TOTAL HEALTH CARE		3,088,856
Housing - 0.5%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (e)	1,035,000	1,038,236
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	1,955,000	2,135,046
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	3,715,000	3,816,729
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.8% 7/1/2056	4,590,000	4,593,496
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,015,082	921,670
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	195,000	194,515
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,067,619
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	115,000	116,100
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,630,000	1,780,390
TOTAL HOUSING		17,663,801
Transportation - 1.6%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (b)	50,000	50,364
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (b)	80,000	80,547
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (b)	60,000	60,377
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (b)	65,000	65,354
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (b)	105,000	105,517
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (b)	70,000	70,309
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (b)	2,885,000	3,118,001
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (b)	100,000	103,808
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (b)	105,000	108,905
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (b)	75,000	77,694
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (b)	90,000	93,119
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (b)	6,675,000	6,187,567
City of Houston TX Airport System Revenue Series 2026, 5.5% 7/15/2036 (b)	1,320,000	1,432,328
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,289,266
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (b)	7,190,000	7,873,902
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (b)	8,500,000	9,267,013
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (b)	6,000,000	6,342,456
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (b)	50,000	50,067
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (b)	110,000	110,177
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (b)	165,000	165,429
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (b)	100,000	100,256
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (b)	50,000	50,316
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (b)	50,000	50,337
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (b)	90,000	90,589
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (b)	65,000	65,409
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (b)	50,000	50,306
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (b)	115,000	115,663
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (b)	130,000	130,722
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (b)	50,000	50,266
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (b)	50,000	50,254
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	7,375,000	5,531,312
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	7,426,222
North TX Twy Auth Rev 5% 1/1/2033	60,000	60,618
North TX Twy Auth Rev 5% 1/1/2034	150,000	170,198
North TX Twy Auth Rev 5% 1/1/2034	75,000	75,745
North TX Twy Auth Rev 5% 1/1/2035	110,000	111,046
North TX Twy Auth Rev 5% 1/1/2037	65,000	65,560
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,000,000	1,143,582
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,687,733
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	210,419
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	429,504
TOTAL TRANSPORTATION		56,318,257
Water & Sewer - 0.8%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,097,939
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,365,743
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,902,832
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,165,482
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,161,604
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,236,114
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	3,185,000	3,352,140
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,071,873
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,668,650
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	1,008,054
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,077,360
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	2,330,000	2,624,621
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	918,816
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,206,808
Tyler Tex Wtr & Swr Sys Rev 3% 9/1/2044	1,545,000	1,267,051
TOTAL WATER & SEWER		30,125,087
TOTAL TEXAS		331,165,104
Utah - 0.7%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	314,709	240,746
Special Tax - 0.5%
Deseret Public Infrastructure District No 2 6.5% 12/1/2055 (d)	2,391,000	2,472,679
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.5% 6/1/2055 (d)	2,375,000	2,422,555
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (d)	940,000	977,936
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2043 (d)(f)	1,000,000	791,290
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (d)	1,000,000	1,010,877
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (d)	2,600,000	2,659,787
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (f)	1,204,000	1,010,693
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	3,223,000	3,380,837
Utah City West Public Infrastructure District No 1 5.5% 12/1/2046 (d)	689,000	707,600
Utah City West Public Infrastructure District No 1 5.875% 12/1/2055 (d)	1,188,000	1,219,933
TOTAL SPECIAL TAX		16,654,187
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (b)	215,000	219,507
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (b)	190,000	193,747
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (b)	140,000	142,698
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (b)	265,000	269,939
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (b)	205,000	208,557
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (b)	205,000	208,254
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (b)	275,000	279,129
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (b)	485,000	501,377
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (b)	815,000	901,534
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (b)	2,500,000	2,708,690
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (b)	2,715,000	2,931,269
TOTAL TRANSPORTATION		8,564,701
TOTAL UTAH		25,459,634
Vermont - 0.0%
Education - 0.0%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	197,773
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	232,275
Vermont St Stud Assit Corp 5% 6/15/2028 (b)	295,000	302,324
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (b)	295,000	298,917
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (b)	500,000	513,801
TOTAL EDUCATION		1,545,090
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	239,000	234,501
TOTAL VERMONT		1,779,591
Virginia - 0.3%
General Obligations - 0.2%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,407,816
Blacksburg VA Gen. Oblig. 2% 3/1/2039	605,000	476,816
Culpeper County Economic Development Authority (Culpeper Cnty VA Proj.) 5% 6/1/2041	1,000,000	1,116,919
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	45,000	46,310
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,366,854
TOTAL GENERAL OBLIGATIONS		4,414,715
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,642,741
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (e)	740,000	754,812
Transportation - 0.0%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (b)	955,000	958,411
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (b)	720,000	721,250
TOTAL TRANSPORTATION		1,679,661
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,148,153
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,141,508
TOTAL WATER & SEWER		2,289,661
TOTAL VIRGINIA		10,781,590
Washington - 3.0%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	949,422
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	853,023
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	110,269
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	110,056
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	1,030,797
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (d)	1,215,000	1,312,825
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (d)	1,350,000	1,446,673
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (d)	3,000,000	3,189,765
TOTAL EDUCATION		9,002,830
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,385,000	4,859,639
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,000,000	4,434,942
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	6,205,000	6,912,594
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	4,100,000	4,525,677
TOTAL ELECTRIC UTILITIES		20,732,852
General Obligations - 1.0%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,193,542
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	182,366
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,475,827
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,237,386
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	13,793,142
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,305,327
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,354,305
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,360,000	1,492,893
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	105,196
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	874,236
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	603,109
TOTAL GENERAL OBLIGATIONS		36,617,329
Health Care - 0.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	565,000	571,350
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,560,000	1,636,560
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	3,900,000	4,046,781
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	3,590,000	3,712,922
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	3,025,000	2,921,751
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	81,192
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	97,424
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	35,847
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,058
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,242
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,163
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	147,997
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,684
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	489,903
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,180,202
TOTAL HEALTH CARE		16,162,076
Housing - 0.2%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	106,657
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,495,145
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	828,437
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,094,273
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	727,378
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (e)	1,600,000	1,608,461
TOTAL HOUSING		6,860,351
Special Tax - 0.2%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,940,000	1,363,167
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	690,000	575,505
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,286,701
TOTAL SPECIAL TAX		6,225,373
Transportation - 0.0%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (b)	185,000	175,546
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (b)	2,200,000	2,293,537
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (b)	640,000	641,093
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (b)	395,000	405,054
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (b)	1,105,000	1,154,067
TOTAL TRANSPORTATION		4,669,297
Water & Sewer - 0.3%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	2,020,000	2,271,841
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2034	4,050,000	4,674,120
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2037	1,000,000	1,146,692
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2043	900,000	998,375
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2045	900,000	982,802
TOTAL WATER & SEWER		10,073,830
TOTAL WASHINGTON		110,343,938
West Virginia - 0.9%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (e)	4,550,000	4,616,936
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (e)	1,900,000	1,927,951
TOTAL ELECTRIC UTILITIES		6,544,887
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	81,029
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	70,793
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	712,507
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,735,393
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	14,145,000	15,170,124
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,218,874
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,108,335
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,104,015
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,941,275
TOTAL HEALTH CARE		25,142,345
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	301,545
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	460,282
TOTAL TRANSPORTATION		761,827
TOTAL WEST VIRGINIA		32,449,059
Wisconsin - 1.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	100,000	100,714
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	360,000	376,520
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	803,292
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	127,562
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	264,748
TOTAL EDUCATION		1,672,836
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	607,224
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2037	585,000	473,225
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,333,306
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	2,475,000	2,765,627
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	1,865,000	2,043,208
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2043	2,250,000	2,457,860
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,975,000	2,143,103
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2036	190,000	153,050
TOTAL GENERAL OBLIGATIONS		11,369,379
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	2,094,176
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	848,412
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,846,381
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	157,867
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	483,008
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	430,000	434,089
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	986,053
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	255,587
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,502,426
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	998,116
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	120,000	120,195
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	105,345
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (e)	1,235,000	1,309,367
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (e)	850,000	898,194
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	5,025,614
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	774,301
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	396,259
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2034	3,750,000	4,186,945
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2035	2,000,000	2,241,553
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,905,000	3,195,160
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	773,543
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	891,168
TOTAL HEALTH CARE		29,523,759
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (e)	345,000	345,193
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	3,635,000	2,954,193
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	625,000	437,500
TOTAL INDUSTRIAL DEVELOPMENT		3,391,693
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (b)	2,340,000	2,618,967
TOTAL WISCONSIN		49,529,051
TOTAL MUNICIPAL SECURITIES (Cost $3,456,950,585)		3,519,011,269

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $140,083,013)	2.87	140,055,002	140,083,013

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,597,033,598)	3,659,094,282
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(26,754,958)
NET ASSETS - 100.0%	3,632,339,324

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,483,266 or 1.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Zero coupon bond which is issued at a discount.
(i)	Level 3 security.
(j)	Non-income producing - Security is in default.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	281,058,208	501,258,914	642,234,109	2,297,688	-	-	140,083,013	140,055,002	4.6%
Total	281,058,208	501,258,914	642,234,109	2,297,688	-	-	140,083,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	200,270,883	-	200,037,174	233,709
Electric Utilities	196,938,764	-	196,938,764	-
Escrowed/Pre-Refunded	939,768	-	939,768	-
General Obligations	1,386,408,677	-	1,386,408,677	-
Health Care	298,541,372	-	298,005,122	536,250
Housing	164,039,557	-	164,039,557	-
Industrial Development	60,423,737	-	60,423,737	-
Other	11,052,011	-	11,052,011	-
Special Tax	314,410,008	-	314,410,008	-
Tobacco Bonds	25,979,169	-	25,979,169	-
Transportation	694,498,081	-	694,498,081	-
Water & Sewer	165,509,242	-	165,509,242	-

Money Market Funds	140,083,013	140,083,013	-	-
Total Investments in Securities:	3,659,094,282	140,083,013	3,518,241,310	769,959
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,456,950,585)	$3,519,011,269
Fidelity Central Funds (cost $140,083,013)	140,083,013

Total Investment in Securities (cost $3,597,033,598)		$3,659,094,282
Cash		99,999
Receivable for investments sold		4,619,821
Receivable for fund shares sold		18,364,488
Interest receivable		41,469,813
Distributions receivable from Fidelity Central Funds		270,258
Other receivables		166
Total assets		3,723,918,827
Liabilities
Payable for investments purchased on a delayed delivery basis	$78,779,278
Payable for fund shares redeemed	2,278,468
Distributions payable	9,481,502
Accrued management fee	971,138
Other payables and accrued expenses	69,117
Total liabilities		91,579,503
Net Assets		$3,632,339,324
Net Assets consist of:
Paid in capital		$3,577,745,921
Total accumulated earnings (loss)		54,593,403
Net Assets		$3,632,339,324
Net Asset Value, offering price and redemption price per share ($3,632,339,324 ÷ 364,290,233 shares)		$9.97
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$62,900,421
Income from Fidelity Central Funds		2,297,688
Total income		65,198,109
Expenses
Management fee	$5,666,351
Custodian fees and expenses	12,929
Independent trustees' fees and expenses	3,291
Registration fees	55,061
Audit fees	35,929
Legal	1,680
Miscellaneous	5,114
Total expenses before reductions	5,780,355
Expense reductions	(984)
Total expenses after reductions		5,779,371
Net Investment income (loss)		59,418,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,002,597)
Total net realized gain (loss)		(1,002,597)
Change in net unrealized appreciation (depreciation) on investment securities		19,866,206
Net gain (loss)		18,863,609
Net increase (decrease) in net assets resulting from operations		$78,282,347
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,418,738	$92,873,994
Net realized gain (loss)	(1,002,597)	(4,751,136)
Change in net unrealized appreciation (depreciation)	19,866,206	39,442,768
Net increase (decrease) in net assets resulting from operations	78,282,347	127,565,626
Distributions to shareholders	(57,572,389)	(90,135,279)

Share transactions
Proceeds from sales of shares	698,193,400	2,239,436,148
Reinvestment of distributions	3,282,091	3,503,678
Cost of shares redeemed	(355,216,948)	(1,266,282,515)

Net increase (decrease) in net assets resulting from share transactions	346,258,543	976,657,311
Total increase (decrease) in net assets	366,968,501	1,014,087,658

Net Assets
Beginning of period	3,265,370,823	2,251,283,165
End of period	$3,632,339,324	$3,265,370,823

Other Information
Shares
Sold	70,629,202	231,439,705
Issued in reinvestment of distributions	330,091	357,893
Redeemed	(35,820,978)	(131,241,970)
Net increase (decrease)	35,138,315	100,555,628

Financial Highlights
Fidelity® SAI Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.85	$9.99	$9.58	$10.88	$10.85
Income from Investment Operations
Net investment income (loss) A,B	.173	.339	.329	.310	.218	.203
Net realized and unrealized gain (loss)	.045	.060	(.150)	.399	(1.297)	.048
Total from investment operations	.218	.399	.179	.709	(1.079)	.251
Distributions from net investment income	(.168)	(.328)	(.318)	(.299)	(.221)	(.207)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.014)
Total distributions	(.168)	(.329)	(.319)	(.299)	(.221)	(.221)
Net asset value, end of period	$9.97	$9.92	$9.85	$9.99	$9.58	$10.88
Total Return C,D	2.21%	4.15%	1.83%	7.55%	(9.94)%	2.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34% G	.35%	.35%	.37%	.38%	.36%
Expenses net of fee waivers, if any	.34 % G	.35%	.34%	.36%	.36%	.36%
Expenses net of all reductions, if any	.34% G	.35%	.34%	.36%	.36%	.36%
Net investment income (loss)	3.51% G	3.48%	3.32%	3.22%	2.16%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,632,339	$3,265,371	$2,251,283	$1,922,929	$1,106,405	$2,513,106
Portfolio turnover rate H	11 % G	16%	10%	14%	26% I	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,383,459
Gross unrealized depreciation	(21,804,241)
Net unrealized appreciation (depreciation)	$70,579,218
Tax cost	$3,588,515,064

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,044,056)
Long-term	(12,040,977)
Total capital loss carryforward	$(15,085,033)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	735,784,866	176,481,316
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Income Fund	56,140,419	55,408,847	(44,783)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Municipal Income Fund	2,022
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $984.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887614.107
SIM-SANN-0826
Fidelity® International Bond Index Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 65.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 3.0%
Australian Commonwealth 1% 12/21/2030 (d)	AUD	2,000	1,195
Australian Commonwealth 1.25% 5/21/2032	AUD	20,000	11,560
Australian Commonwealth 1.5% 6/21/2031	AUD	3,940,000	2,378,038
Australian Commonwealth 1.75% 11/21/2032 (d)	AUD	490,000	287,648
Australian Commonwealth 1.75% 6/21/2051 (d)	AUD	809,000	287,449
Australian Commonwealth 2.25% 5/21/2028 (d)	AUD	3,740,000	2,488,351
Australian Commonwealth 2.75% 11/21/2029 (d)	AUD	3,840,000	2,524,550
Australian Commonwealth 2.75% 5/21/2041 (d)	AUD	244,000	129,673
Australian Commonwealth 2.75% 6/21/2035 (d)	AUD	2,920,000	1,736,325
Australian Commonwealth 3% 11/21/2033 (d)	AUD	3,690,000	2,303,561
Australian Commonwealth 3% 3/21/2047 (d)	AUD	1,898,000	951,972
Australian Commonwealth 3.25% 4/21/2029 (d)	AUD	2,470,000	1,660,050
Australian Commonwealth 3.5% 12/21/2034 (d)	AUD	2,630,000	1,673,972
Australian Commonwealth 3.75% 5/21/2034 (d)	AUD	1,910,000	1,246,880
Australian Commonwealth 4.25% 10/21/2036 (d)	AUD	440,000	292,114
Australian Commonwealth 4.25% 12/21/2035 (d)	AUD	2,890,000	1,930,120
Australian Commonwealth 4.25% 3/21/2036 (d)	AUD	10,000	6,668
Australian Commonwealth 4.25% 6/21/2034 (d)	AUD	520,000	351,061
Australian Commonwealth 4.5% 4/21/2033 (d)	AUD	4,580,000	3,163,765
Australian Commonwealth 4.75% 10/21/2037 (d)	AUD	900,000	620,423
Australian Commonwealth 4.75% 6/21/2054 (d)	AUD	290,000	185,657
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	401,326
New South Wales Treasury Corp 1.75% 3/20/2034 (d)	AUD	840,000	458,024
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	678,659
New South Wales Treasury Corp 2.25% 5/7/2041	AUD	880,000	398,772
New South Wales Treasury Corp 3% 4/20/2029 (d)	AUD	2,690,000	1,785,579
New South Wales Treasury Corp 3% 5/20/2027 (d)	AUD	620,000	423,350
New South Wales Treasury Corp 4.25% 2/20/2036 (d)	AUD	470,000	299,831
New South Wales Treasury Corp 4.75% 2/20/2037 (d)	AUD	1,910,000	1,252,421
Queensland Treasury Corp 1.5% 8/20/2032 (d)(f)	AUD	2,840,000	1,615,098
Queensland Treasury Corp 1.75% 7/20/2034 (d)(f)	AUD	450,000	242,024
Queensland Treasury Corp 1.75% 8/21/2031 (d)(f)	AUD	2,631,000	1,573,365
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	567,180
Queensland Treasury Corp 2.25% 11/20/2041 (d)(f)	AUD	70,000	31,055
Queensland Treasury Corp 3.25% 5/21/2035 (d)	EUR	230,000	261,904
Queensland Treasury Corp 3.25% 7/21/2028 (d)(f)	AUD	154,000	103,842
Queensland Treasury Corp 3.5% 8/21/2030 (d)(f)	AUD	58,000	38,405
Queensland Treasury Corp 5% 7/21/2037 (d)(f)	AUD	600,000	399,234
South Australian Government Financing Authority 1.75% 5/24/2032 (d)	AUD	490,000	285,416
South Australian Government Financing Authority 1.75% 5/24/2034 (d)	AUD	540,000	292,564
South Australian Government Financing Authority 2% 5/23/2036 (d)	AUD	150,000	77,372
South Australian Government Financing Authority 4.5% 5/24/2033 (d)	AUD	720,000	484,554
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	629,925
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	814,828
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	587,971
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	126,110
Treasury Corp of Victoria 2% 9/17/2035	AUD	1,550,000	814,108
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	193,582
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	141,266
Treasury Corp of Victoria 2.25% 9/15/2033 (d)	AUD	310,000	178,180
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	274,554
Treasury Corp of Victoria 3.625% 9/29/2040 (d)	EUR	120,000	136,428
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	32,870
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	191,180
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	1,250,000	837,727
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	99,803
Western Australian Treasury Corp 4.75% 10/24/2035 (d)	AUD	530,000	356,154
Western Australian Treasury Corp 5.75% 10/24/2039	AUD	260,000	183,739
TOTAL AUSTRALIA			41,499,432
AUSTRIA - 1.3%
Austrian Republic 0% 10/20/2028 (d)(f)	EUR	600,000	646,277
Austrian Republic 0% 10/20/2040 (d)(f)	EUR	788,000	554,560
Austrian Republic 0% 2/20/2030 (d)(f)	EUR	1,972,000	2,047,940
Austrian Republic 0% 2/20/2031 (d)(f)	EUR	2,910,000	2,935,031
Austrian Republic 0.5% 2/20/2029 (d)(f)	EUR	1,557,000	1,684,163
Austrian Republic 0.7% 4/20/2071 (d)(f)	EUR	80,000	32,344
Austrian Republic 0.75% 2/20/2028 (d)(f)	EUR	1,335,000	1,481,494
Austrian Republic 0.75% 3/20/2051 (d)(f)	EUR	930,000	563,901
Austrian Republic 0.85% 6/30/2120 (d)(f)	EUR	1,560,000	549,389
Austrian Republic 0.9% 2/20/2032 (d)(f)	EUR	394,000	405,894
Austrian Republic 1.5% 11/2/2086 (d)(f)	EUR	420,000	228,879
Austrian Republic 1.5% 2/20/2047 (d)(f)	EUR	293,000	232,956
Austrian Republic 2.4% 5/23/2034 (d)(f)	EUR	40,000	43,866
Austrian Republic 2.8% 9/20/2032 (d)(f)	EUR	1,010,000	1,150,893
Austrian Republic 2.9% 2/20/2033 (d)(f)	EUR	140,000	160,089
Austrian Republic 2.9% 2/20/2034 (d)(f)	EUR	620,000	705,493
Austrian Republic 2.95% 2/20/2035 (d)(f)	EUR	1,620,000	1,838,402
Austrian Republic 3.15% 10/20/2053 (d)(f)	EUR	130,000	135,027
Austrian Republic 3.15% 6/20/2044 (d)(f)	EUR	720,000	781,999
Austrian Republic 3.2% 2/20/2036 (d)(f)	EUR	850,000	977,752
Austrian Republic 3.2% 7/15/2039 (d)	EUR	190,000	213,899
Austrian Republic 3.75% 3/20/2056 (d)(f)	EUR	120,000	138,119
Austrian Republic 4.15% 3/15/2037 (d)(f)	EUR	20,000	24,832
TOTAL AUSTRIA			17,533,199
BELGIUM - 1.9%
Kingdom of Belgium 0% 10/22/2027 (d)(f)	EUR	2,060,000	2,277,507
Kingdom of Belgium 0.1% 6/22/2030 (d)(f)	EUR	1,015,000	1,044,808
Kingdom of Belgium 0.35% 6/22/2032 (d)(f)	EUR	2,699,000	2,646,040
Kingdom of Belgium 0.4% 6/22/2040 (d)(f)	EUR	1,212,000	881,132
Kingdom of Belgium 0.65% 6/22/2071 (d)(f)	EUR	1,750,000	603,575
Kingdom of Belgium 0.8% 6/22/2027 (d)(f)	EUR	39,000	43,829
Kingdom of Belgium 0.8% 6/22/2028 (d)(f)	EUR	2,110,000	2,328,890
Kingdom of Belgium 1.25% 4/22/2033 (d)(f)	EUR	1,461,000	1,489,664
Kingdom of Belgium 1.4% 6/22/2053 (d)(f)	EUR	932,000	581,374
Kingdom of Belgium 1.6% 6/22/2047 (d)(f)	EUR	38,000	28,228
Kingdom of Belgium 1.7% 6/22/2050 (d)(f)	EUR	23,000	16,442
Kingdom of Belgium 2.15% 6/22/2066 (d)(f)	EUR	90,000	60,716
Kingdom of Belgium 2.25% 6/22/2057 (d)(f)	EUR	124,000	91,960
Kingdom of Belgium 2.6% 10/22/2030 (d)(f)	EUR	640,000	724,895
Kingdom of Belgium 2.85% 10/22/2034 (d)(f)	EUR	1,020,000	1,132,929
Kingdom of Belgium 3% 6/22/2033 (d)(f)	EUR	600,000	682,130
Kingdom of Belgium 3.1% 6/22/2035 (d)(f)	EUR	2,530,000	2,840,998
Kingdom of Belgium 3.1% 8/22/2031 (d)(f)	EUR	580,000	668,750
Kingdom of Belgium 3.3% 6/22/2054 (d)(f)	EUR	360,000	346,670
Kingdom of Belgium 3.4% 6/22/2036 (d)(f)	EUR	1,220,000	1,390,307
Kingdom of Belgium 3.75% 6/22/2045 (d)	EUR	1,870,000	2,059,101
Kingdom of Belgium 4% 3/28/2032 (d)	EUR	30,000	36,182
Kingdom of Belgium 4.25% 3/28/2041 (d)(f)	EUR	545,000	653,264
Kingdom of Belgium 4.35% 6/22/2056 (d)(f)	EUR	650,000	746,468
Kingdom of Belgium 5.5% 3/28/2028 (d)	EUR	40,000	47,924
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	344,359
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (d)	EUR	300,000	337,590
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (d)	EUR	300,000	343,865
Region Wallonne Belgium 1.05% 6/22/2040 (d)	EUR	100,000	77,026
Region Wallonne Belgium 1.25% 5/3/2034 (d)	EUR	400,000	386,862
Region Wallonne Belgium 3.125% 6/22/2032 (d)	EUR	500,000	564,359
Region Wallonne Belgium 3.25% 6/22/2033 (d)	EUR	500,000	564,503
TOTAL BELGIUM			26,042,347
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (d)	EUR	370,000	450,400
Bulgarian Republic 4.625% 9/23/2034 (d)	EUR	190,000	233,240
TOTAL BULGARIA			683,640
CANADA - 5.4%
Canada Housing Trust No 1 1.6% 12/15/2031 (f)	CAD	320,000	207,936
Canada Housing Trust No 1 1.75% 6/15/2030 (f)	CAD	730,000	490,481
Canada Housing Trust No 1 2.1% 9/15/2029 (f)	CAD	70,000	48,092
Canada Housing Trust No 1 3.6% 12/15/2027 (f)	CAD	1,910,000	1,364,238
Canada Housing Trust No 1 3.6% 9/15/2035	CAD	1,560,000	1,106,217
Canada Housing Trust No 1 4.25% 3/15/2034 (f)	CAD	780,000	581,614
Canadian Government 0.5% 12/1/2030	CAD	491,000	311,134
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,577
Canadian Government 1.75% 12/1/2053	CAD	70,000	32,336
Canadian Government 2% 6/1/2032	CAD	5,230,000	3,469,206
Canadian Government 2.75% 12/1/2055	CAD	1,610,000	928,945
Canadian Government 2.75% 12/1/2064	CAD	2,380,000	1,330,196
Canadian Government 2.75% 3/1/2030	CAD	300,000	210,206
Canadian Government 2.75% 3/1/2031	CAD	8,960,000	6,247,930
Canadian Government 2.75% 6/1/2033	CAD	430,000	295,407
Canadian Government 2.75% 9/1/2030	CAD	8,810,000	6,157,403
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,226,468
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,160,165
Canadian Government 3.25% 12/1/2034	CAD	2,240,000	1,577,555
Canadian Government 3.25% 6/1/2035	CAD	3,410,000	2,394,714
Canadian Government 3.25% 6/1/2036	CAD	2,740,000	1,911,551
Canadian Government 3.5% 12/1/2045	CAD	2,250,000	1,553,763
Canadian Government 3.5% 12/1/2057	CAD	2,530,000	1,694,174
Canadian Government 3.5% 9/1/2029	CAD	1,200,000	861,534
City of Montreal 2.3% 9/1/2029	CAD	140,000	96,489
City of Montreal 2.4% 12/1/2041	CAD	260,000	141,188
City of Montreal 3.9% 9/1/2034	CAD	120,000	85,390
City of Montreal 4.4% 12/1/2043	CAD	50,000	34,372
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	49,996
City of Toronto Canada Principal Strip 2.15% 8/25/2040	CAD	470,000	254,968
City of Toronto Canada Principal Strip 2.8% 11/22/2049	CAD	180,000	92,770
Export Development Canada 4% 9/4/2030	AUD	480,000	323,131
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	746,149
Province of Alberta 3.05% 12/1/2048	CAD	724,000	404,317
Province of Alberta 3.1% 6/1/2050	CAD	231,000	128,891
Province of Alberta 3.375% 4/2/2035 (d)	EUR	310,000	357,710
Province of Alberta 3.75% 6/1/2036	CAD	740,000	520,314
Province of Alberta 4.45% 12/1/2054	CAD	280,000	194,647
Province of Alberta 5.2% 5/15/2034	AUD	200,000	138,704
Province of British Columbia 2.2% 6/18/2030	CAD	2,280,000	1,555,066
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	71,327
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	497,077
Province of British Columbia 3.5% 5/29/2040 (d)	EUR	340,000	380,732
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	688,599
Province of British Columbia 3.625% 5/29/2036 (d)	EUR	170,000	197,943
Province of British Columbia 4.45% 12/18/2055	CAD	650,000	448,838
Province of British Columbia 4.6% 6/18/2057	CAD	70,000	49,510
Province of British Columbia 4.7% 6/18/2037	CAD	1,120,000	840,634
Province of British Columbia 4.95% 7/16/2032 (d)	AUD	360,000	248,471
Province of Manitoba 2.05% 9/5/2052	CAD	240,000	103,740
Province of Manitoba 3% 6/2/2028	CAD	320,000	226,350
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	144,062
Province of Manitoba 3.35% 2/4/2036 (d)	EUR	130,000	148,347
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	276,052
Province of Manitoba 3.7% 6/2/2035	CAD	690,000	485,654
Province of Manitoba 4.05% 9/5/2045	CAD	80,000	52,909
Province of Manitoba 4.85% 8/28/2034	AUD	140,000	93,497
Province of New Brunswick 2.55% 8/14/2031	CAD	690,000	471,054
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	123,542
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	62,830
Province of New Brunswick 3.95% 6/3/2035	CAD	730,000	523,418
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	67,453
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	194,002
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	108,202
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	29,078
Province of Newfoundland 3.7% 10/17/2048	CAD	170,000	103,784
Province of Newfoundland 4.6% 10/17/2055	CAD	130,000	90,503
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	88,239
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	90,959
Province of Nova Scotia 3.85% 6/1/2035	CAD	910,000	647,784
Province of Nova Scotia 4.05% 6/1/2033	CAD	370,000	270,378
Province of Ontario 0.375% 4/8/2027 (d)	EUR	283,000	318,070
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,917,994
Province of Ontario 1.9% 12/2/2051	CAD	210,000	90,106
Province of Ontario 2.05% 6/2/2030	CAD	59,000	40,028
Province of Ontario 2.15% 6/2/2031	CAD	170,000	114,230
Province of Ontario 2.65% 12/2/2050	CAD	49,000	25,091
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,191,752
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,005,124
Province of Ontario 2.9% 12/2/2046	CAD	480,000	267,047
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	941,954
Province of Ontario 2.95% 9/8/2030	CAD	1,620,000	1,134,645
Province of Ontario 3.1% 1/31/2034 (d)	EUR	280,000	318,771
Province of Ontario 3.125% 3/5/2036 (d)	EUR	210,000	236,126
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,072,057
Province of Ontario 3.75% 12/2/2053	CAD	210,000	130,300
Province of Ontario 4.1% 3/4/2033	CAD	840,000	617,232
Province of Ontario 4.45% 12/2/2056	CAD	240,000	167,794
Province of Ontario 4.6% 12/2/2055	CAD	2,250,000	1,611,370
Province of Ontario 4.6% 6/2/2039	CAD	230,000	170,707
Province of Ontario 4.7% 6/2/2037	CAD	3,050,000	2,301,179
Province of Ontario 5.35% 5/8/2034	AUD	220,000	153,857
Province of Quebec 0% 10/29/2030 (d)	EUR	1,050,000	1,059,882
Province of Quebec 0.5% 1/25/2032 (d)	EUR	330,000	328,999
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,273,775
Province of Quebec 1.9% 9/1/2030	CAD	131,000	88,044
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	813,960
Province of Quebec 2.85% 12/1/2053	CAD	2,270,000	1,169,548
Province of Quebec 3.1% 12/1/2051	CAD	230,000	126,233
Province of Quebec 3.5% 12/1/2045	CAD	880,000	538,623
Province of Quebec 3.5% 12/1/2048	CAD	270,000	161,417
Province of Quebec 3.6% 9/1/2033	CAD	300,000	213,039
Province of Quebec 3.65% 5/20/2032	CAD	410,000	294,382
Province of Quebec 3.875% 4/23/2041 (d)	EUR	130,000	151,117
Province of Quebec 4.4% 12/1/2055	CAD	260,000	177,931
Province of Quebec 5% 12/1/2038	CAD	2,490,000	1,907,707
Province of Quebec 5% 12/1/2041	CAD	420,000	318,397
Province of Quebec 5.1% 6/4/2035	AUD	200,000	136,267
Province of Saskatchewan 3.1% 6/2/2050	CAD	573,000	321,349
Province of Saskatchewan 3.25% 9/24/2035 (d)	EUR	150,000	170,589
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	87,972
Province of Saskatchewan 3.8% 6/2/2035	CAD	570,000	406,016
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	50,791
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	89,851
TOTAL CANADA			72,832,235
CHILE - 0.0%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	95,291
Chilean Republic 1.875% 5/27/2030	EUR	100,000	108,742
TOTAL CHILE			204,033
CHINA - 0.1%
Peoples Republic of China 0.5% 11/12/2031 (d)	EUR	820,000	828,707
Peoples Republic of China 0.625% 11/25/2035 (d)	EUR	150,000	138,269
TOTAL CHINA			966,976
CYPRUS - 0.1%
Republic of Cyprus 0.625% 1/21/2030 (d)	EUR	980,000	1,041,858
Republic of Cyprus 1.25% 1/21/2040 (d)	EUR	130,000	114,098
Republic of Cyprus 2.25% 4/16/2050 (d)	EUR	59,000	51,268
TOTAL CYPRUS			1,207,224
DENMARK - 0.4%
Danish Kingdom 0% 11/15/2031	DKK	10,720,000	1,440,575
Danish Kingdom 0% 11/15/2031	DKK	610,000	81,985
Danish Kingdom 0.25% 11/15/2052	DKK	3,891,000	296,148
Danish Kingdom 0.5% 11/15/2029	DKK	16,594,000	2,387,115
Danish Kingdom 2.25% 11/15/2033	DKK	3,120,000	466,523
Danish Kingdom 2.25% 11/15/2035	DKK	4,640,000	680,965
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	712,374
TOTAL DENMARK			6,065,685
ESTONIA - 0.1%
Republic of Estonia 0.125% 6/10/2030 (d)	EUR	1,160,000	1,191,324
FINLAND - 0.6%
Finnish Government 0% 9/15/2030 (d)(f)	EUR	740,000	755,330
Finnish Government 0.125% 4/15/2036 (d)(f)	EUR	452,000	384,526
Finnish Government 0.125% 4/15/2052 (d)(f)	EUR	294,000	135,115
Finnish Government 0.125% 9/15/2031 (d)(f)	EUR	740,000	737,023
Finnish Government 0.25% 9/15/2040 (d)(f)	EUR	433,000	315,127
Finnish Government 0.5% 4/15/2043 (d)(f)	EUR	1,243,000	867,105
Finnish Government 0.5% 9/15/2028 (d)(f)	EUR	1,080,000	1,179,876
Finnish Government 1.125% 4/15/2034 (d)(f)	EUR	166,000	165,138
Finnish Government 1.5% 9/15/2032 (d)(f)	EUR	1,180,000	1,242,259
Finnish Government 2.625% 4/15/2032 (d)(f)	EUR	370,000	417,748
Finnish Government 2.625% 7/4/2042 (d)(f)	EUR	20,000	20,252
Finnish Government 2.875% 4/15/2029 (d)(f)	EUR	440,000	506,156
Finnish Government 2.95% 4/15/2055 (d)(f)	EUR	200,000	194,906
Finnish Government 3% 9/15/2033 (d)(f)	EUR	200,000	229,231
Finnish Government 3% 9/15/2035 (d)(f)	EUR	870,000	983,885
TOTAL FINLAND			8,133,677
FRANCE - 8.4%
Action Logement Services 0.375% 10/5/2031 (d)	EUR	700,000	690,654
Action Logement Services 0.5% 10/30/2034 (d)	EUR	100,000	89,074
Action Logement Services 3.125% 9/28/2037 (d)	EUR	100,000	106,555
Agence France Locale-Societe Territoriale SA 3% 3/20/2030 (d)	EUR	200,000	228,215
Agence France Locale-Societe Territoriale SA 3% 8/20/2032 (d)	EUR	200,000	224,471
Agence France Locale-Societe Territoriale SA 3.125% 3/20/2034 (d)	EUR	100,000	111,309
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (d)	EUR	900,000	904,489
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (d)	EUR	600,000	655,784
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (d)	EUR	300,000	296,208
Caisse d'Amortissement de la Dette Sociale 0.6% 11/25/2029 (d)	EUR	1,400,000	1,483,904
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (d)	EUR	500,000	563,916
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (d)	EUR	200,000	227,394
Caisse d'Amortissement de la Dette Sociale 3.25% 5/25/2033 (d)	EUR	400,000	455,425
Caisse d'Amortissement de la Dette Sociale 4.25% 7/15/2031 (d)	GBP	200,000	260,276
French Government 0% 11/25/2029 (d)(f)	EUR	1,147,000	1,193,133
French Government 0% 11/25/2030 (d)(f)	EUR	1,209,000	1,217,820
French Government 0% 11/25/2031 (d)(f)	EUR	1,617,000	1,571,991
French Government 0% 5/25/2032 (d)(f)	EUR	2,183,000	2,082,072
French Government 0.5% 5/25/2029 (d)(f)	EUR	1,326,000	1,421,195
French Government 0.5% 5/25/2040 (d)(f)	EUR	3,197,000	2,319,199
French Government 0.5% 5/25/2072 (d)(f)	EUR	3,920,000	1,145,350
French Government 0.5% 6/25/2044 (d)(f)	EUR	690,000	430,033
French Government 0.75% 2/25/2028 (d)(f)	EUR	7,210,000	7,985,037
French Government 0.75% 5/25/2028 (d)(f)	EUR	473,000	521,327
French Government 0.75% 5/25/2052 (d)(f)	EUR	2,316,000	1,180,058
French Government 0.75% 5/25/2053 (d)(f)	EUR	2,348,000	1,159,431
French Government 1.25% 5/25/2034 (d)(f)	EUR	137,000	133,790
French Government 1.25% 5/25/2036 (d)(f)	EUR	1,858,000	1,712,266
French Government 1.25% 5/25/2038 (d)(f)	EUR	390,000	337,933
French Government 1.5% 5/25/2031 (d)(f)	EUR	1,913,000	2,041,816
French Government 1.5% 5/25/2050 (d)(f)	EUR	494,000	329,728
French Government 1.75% 5/25/2066 (d)(f)	EUR	2,063,000	1,189,114
French Government 1.75% 6/25/2039 (d)(f)	EUR	655,000	589,344
French Government 2% 11/25/2032 (d)(f)	EUR	10,500,000	11,191,585
French Government 2% 5/25/2048 (d)(f)	EUR	124,000	96,481
French Government 2.4% 9/24/2029 (d)(f)	EUR	1,440,000	1,625,690
French Government 2.5% 5/25/2030 (d)(f)	EUR	840,000	947,598
French Government 2.5% 5/25/2043 (d)(f)	EUR	9,170,000	8,467,423
French Government 2.5% 9/24/2027 (d)(f)	EUR	5,340,000	6,091,185
French Government 2.7% 2/25/2031 (d)(f)	EUR	7,720,000	8,725,448
French Government 2.75% 2/25/2029 (d)(f)	EUR	5,170,000	5,907,833
French Government 2.75% 2/25/2030 (d)(f)	EUR	3,520,000	4,009,729
French Government 3% 11/25/2034 (d)(f)	EUR	3,680,000	4,076,060
French Government 3% 5/25/2033 (d)(f)	EUR	870,000	979,250
French Government 3% 5/25/2054 (d)(f)	EUR	610,000	540,903
French Government 3.2% 5/25/2035 (d)(f)	EUR	1,430,000	1,599,178
French Government 3.25% 2/25/2032 (d)(f)	EUR	1,430,000	1,647,966
French Government 3.25% 5/25/2055 (d)(f)	EUR	1,090,000	1,009,878
French Government 3.5% 11/25/2033 (d)(f)	EUR	2,300,000	2,660,801
French Government 3.5% 11/25/2035 (d)(f)	EUR	9,930,000	11,307,997
French Government 3.7% 11/25/2036 (d)(f)	EUR	1,600,000	1,834,824
French Government 3.75% 5/25/2056 (d)(f)	EUR	150,000	152,016
French Government 4% 4/25/2060 (d)(f)	EUR	490,000	514,192
French Government 4.1% 5/25/2046 (d)(f)	EUR	1,860,000	2,098,635
French Government 4.4% 5/25/2057 (d)(f)	EUR	1,330,000	1,504,944
French Government 4.75% 4/25/2035 (d)(f)	EUR	100,000	125,325
Region of Ile de France 3.625% 5/25/2036 (d)	EUR	200,000	227,230
Societe Des Grands Projets EPIC 0% 11/25/2030 (d)	EUR	1,600,000	1,603,927
Societe Des Grands Projets EPIC 1% 2/18/2070 (d)	EUR	200,000	78,216
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (d)	EUR	500,000	346,339
Ville de Paris 1.375% 11/20/2034 (d)	EUR	100,000	95,828
Ville de Paris 3.75% 5/25/2040 (d)	EUR	100,000	110,022
TOTAL FRANCE			114,434,814
GERMANY - 5.9%
Free State of Saxony 0.01% 12/17/2035 (d)	EUR	490,000	418,225
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (d)	EUR	50,000	50,016
German Federal Republic 0.25% 2/15/2029 (d)	EUR	6,000	6,470
German Federal Republic 0.5% 2/15/2028 (d)	EUR	7,000	7,747
German Federal Republic 1.7% 8/15/2032 (d)	EUR	6,950,000	7,523,338
German Federal Republic 1.8% 8/15/2053 (d)	EUR	390,000	319,461
German Federal Republic 2.1% 4/12/2029 (d)	EUR	680,000	768,301
German Federal Republic 2.2% 10/10/2030 (d)	EUR	3,230,000	3,634,899
German Federal Republic 2.2% 3/11/2027 (d)	EUR	10,000	11,406
German Federal Republic 2.3% 2/15/2033 (d)	EUR	2,660,000	2,967,603
German Federal Republic 2.5% 10/11/2029 (d)	EUR	800,000	912,906
German Federal Republic 2.5% 4/16/2031 (d)	EUR	2,530,000	2,877,862
German Federal Republic 2.5% 7/4/2044 (d)	EUR	2,370,000	2,417,013
German Federal Republic 2.5% 8/15/2046 (d)	EUR	4,960,000	4,978,119
German Federal Republic 2.5% 8/15/2054 (d)	EUR	2,680,000	2,560,818
German Federal Republic 2.6% 8/15/2035 (d)	EUR	11,900,000	13,344,595
German Federal Republic 2.9% 2/15/2036 (d)	EUR	10,600,000	12,151,165
German Federal Republic 2.9% 8/15/2056 (d)	EUR	4,950,000	5,108,880
German Federal Republic 3.25% 7/4/2042 (d)(g)	EUR	520,000	595,144
German Federal Republic 3.4% 5/15/2047 (d)	EUR	6,460,000	7,437,086
German Federal Republic 4% 1/4/2037 (d)	EUR	40,000	50,130
German Federal Republic 4.75% 7/4/2040 (d)	EUR	20,000	26,989
Land Berlin 0.125% 11/24/2045 (d)	EUR	270,000	162,158
Land Berlin 2.75% 2/14/2033	EUR	340,000	383,673
State of Brandenburg 0.05% 7/1/2031 (d)	EUR	110,000	109,376
State of Bremen 0.15% 10/24/2031	EUR	50,000	49,538
State of Bremen 0.4% 8/20/2049 (d)	EUR	29,000	16,269
State of Hesse 0.01% 6/18/2031 (d)	EUR	540,000	536,221
State of Hesse 0.125% 10/10/2031	EUR	210,000	208,058
State of Hesse 2.75% 1/10/2034 (d)	EUR	520,000	583,226
State of Hesse 3.05% 1/10/2036 (d)	EUR	250,000	283,706
State of Lower Saxony 0.01% 1/10/2031 (d)	EUR	130,000	130,944
State of Lower Saxony 0.01% 11/25/2027 (d)	EUR	430,000	473,402
State of Lower Saxony 0.05% 3/9/2035 (d)	EUR	510,000	449,474
State of Lower Saxony 0.125% 1/9/2032 (d)	EUR	200,000	196,653
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	176,638
State of Lower Saxony 1.125% 9/12/2033 (d)	EUR	70,000	70,432
State of Lower Saxony 3.125% 1/10/2036 (d)	EUR	350,000	399,651
State of North Rhine-Westphalia Germany 0% 10/12/2035 (d)	EUR	80,000	68,794
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (d)	EUR	50,000	25,222
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (d)	EUR	1,513,000	1,698,496
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (d)	EUR	725,000	752,509
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (d)	EUR	72,000	57,179
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (d)	EUR	24,000	24,582
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (d)	EUR	434,000	278,548
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (d)	EUR	226,000	216,568
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (d)	EUR	70,000	33,208
State of North Rhine-Westphalia Germany 1.5% 6/12/2040 (d)	EUR	160,000	143,869
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (d)	EUR	178,000	140,954
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (d)	EUR	607,000	584,296
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (d)	EUR	270,000	187,021
State of North Rhine-Westphalia Germany 2% 6/15/2032 (d)	EUR	590,000	641,151
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (d)	EUR	70,000	49,280
State of North Rhine-Westphalia Germany 3% 3/20/2054 (d)	EUR	510,000	515,771
State of North Rhine-Westphalia Germany 3.3% 5/6/2036 (d)	EUR	590,000	682,972
State of North Rhine-Westphalia Germany 4.25% 10/15/2029 (d)	GBP	700,000	927,039
State of Rhineland-Palatinate 0.01% 1/21/2031 (d)	EUR	340,000	341,935
State of Rhineland-Palatinate 0.375% 4/1/2041 (d)	EUR	180,000	132,905
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	131,857
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	51,619
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (d)	EUR	410,000	407,316
State of Schleswig-Holstein Germany 2.875% 4/10/2035 (d)	EUR	230,000	258,769
TOTAL GERMANY			80,749,452
GREECE - 0.3%
Greek Government 0.75% 6/18/2031 (d)(f)	EUR	300,000	308,723
Greek Government 1.875% 1/24/2052 (d)(f)	EUR	320,000	234,037
Greek Government 1.875% 2/4/2035 (d)(f)	EUR	170,000	172,329
Greek Government 3.375% 6/15/2034 (d)(f)	EUR	200,000	229,520
Greek Government 3.375% 6/16/2036 (d)(f)	EUR	240,000	270,282
Greek Government 3.9% 1/30/2033 (d)	EUR	1,280,000	1,526,514
Greek Government 4.2% 1/30/2042 (d)	EUR	960,000	1,135,630
TOTAL GREECE			3,877,035
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	114,526
Hong Kong Government 3.3% 5/26/2042	HKD	2,200,000	265,178
TOTAL HONG KONG			379,704
HUNGARY - 0.0%
Hungary Government 1.625% 4/28/2032 (d)	EUR	246,000	254,664
Hungary Government 1.75% 10/10/2027 (d)	EUR	150,000	168,648
Hungary Government 1.75% 6/5/2035 (d)	EUR	130,000	125,083
TOTAL HUNGARY			548,395
INDONESIA - 0.0%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	489,598
IRELAND - 0.5%
Republic of Ireland 0% 10/18/2031 (d)	EUR	430,000	426,927
Republic of Ireland 0.2% 10/18/2030 (d)	EUR	86,000	88,687
Republic of Ireland 0.35% 10/18/2032 (d)	EUR	290,000	285,273
Republic of Ireland 0.4% 5/15/2035 (d)	EUR	355,000	325,619
Republic of Ireland 0.55% 4/22/2041 (d)	EUR	130,000	100,792
Republic of Ireland 1.1% 5/15/2029 (d)	EUR	1,129,000	1,238,099
Republic of Ireland 1.3% 5/15/2033 (d)	EUR	570,000	591,240
Republic of Ireland 1.35% 3/18/2031 (d)	EUR	930,000	1,002,689
Republic of Ireland 1.5% 5/15/2050 (d)	EUR	460,000	356,578
Republic of Ireland 1.7% 5/15/2037 (d)	EUR	380,000	377,961
Republic of Ireland 2% 2/18/2045 (d)	EUR	750,000	690,030
Republic of Ireland 2.6% 10/18/2034 (d)	EUR	160,000	178,704
Republic of Ireland 3.1% 6/18/2036 (d)	EUR	480,000	551,166
Republic of Ireland 3.15% 10/18/2055 (d)	EUR	120,000	125,728
TOTAL IRELAND			6,339,493
ISRAEL - 0.0%
Israel Government 1.5% 1/16/2029 (d)	EUR	335,000	365,489
ITALY - 7.2%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (d)	EUR	100,000	106,252
Italian Republic 0.45% 2/15/2029 (d)	EUR	190,000	204,739
Italian Republic 0.5% 7/15/2028 (d)	EUR	1,040,000	1,137,972
Italian Republic 0.9% 4/1/2031 (d)	EUR	82,000	85,205
Italian Republic 0.95% 6/1/2032 (d)	EUR	1,241,000	1,254,685
Italian Republic 0.95% 8/1/2030 (d)	EUR	142,000	150,247
Italian Republic 0.95% 9/15/2027 (d)	EUR	1,948,000	2,182,841
Italian Republic 1.35% 4/1/2030 (d)	EUR	1,900,000	2,057,052
Italian Republic 1.45% 3/1/2036 (d)(f)	EUR	1,347,000	1,276,452
Italian Republic 1.5% 4/30/2045 (d)(f)	EUR	4,960,000	3,725,074
Italian Republic 1.65% 3/1/2032 (d)(f)	EUR	575,000	609,222
Italian Republic 1.8% 3/1/2041 (d)(f)	EUR	2,541,000	2,211,377
Italian Republic 2.05% 8/1/2027 (d)	EUR	213,000	242,047
Italian Republic 2.15% 3/1/2072 (d)(f)	EUR	2,820,000	1,927,437
Italian Republic 2.15% 9/1/2052 (d)(f)	EUR	172,000	130,293
Italian Republic 2.25% 9/1/2036 (d)(f)	EUR	639,000	647,878
Italian Republic 2.4% 3/15/2029 (d)	EUR	2,020,000	2,286,199
Italian Republic 2.45% 9/1/2033 (d)(f)	EUR	897,000	973,427
Italian Republic 2.5% 12/1/2032 (d)	EUR	260,000	285,794
Italian Republic 2.65% 12/1/2027 (d)	EUR	640,000	731,356
Italian Republic 2.65% 6/15/2028 (d)	EUR	6,030,000	6,884,235
Italian Republic 2.7% 10/1/2030 (d)(f)	EUR	1,300,000	1,471,358
Italian Republic 2.7% 3/1/2047 (d)(f)	EUR	116,000	105,414
Italian Republic 2.8% 12/1/2028 (d)	EUR	640,000	733,428
Italian Republic 2.8% 6/15/2029 (d)	EUR	1,740,000	1,989,571
Italian Republic 2.85% 2/1/2031 (d)	EUR	6,460,000	7,340,968
Italian Republic 2.95% 7/1/2030 (d)	EUR	4,590,000	5,253,366
Italian Republic 2.95% 9/1/2038 (d)(f)	EUR	433,000	455,937
Italian Republic 3% 8/1/2029 (d)	EUR	1,708,000	1,965,589
Italian Republic 3.1% 3/1/2040 (d)(f)	EUR	1,208,000	1,267,661
Italian Republic 3.15% 11/15/2031 (d)(f)	EUR	1,190,000	1,365,900
Italian Republic 3.15% 3/15/2033 (d)(f)	EUR	1,190,000	1,352,964
Italian Republic 3.25% 11/15/2032 (d)(f)	EUR	980,000	1,123,515
Italian Republic 3.25% 7/15/2032 (d)(f)	EUR	5,450,000	6,261,382
Italian Republic 3.35% 3/1/2035 (d)(f)	EUR	1,808,000	2,053,984
Italian Republic 3.45% 2/1/2036 (d)	EUR	5,940,000	6,729,938
Italian Republic 3.45% 3/1/2048 (d)(f)	EUR	1,000	1,019
Italian Republic 3.45% 7/15/2031 (d)	EUR	1,860,000	2,168,134
Italian Republic 3.5% 2/15/2031 (d)(f)	EUR	330,000	385,525
Italian Republic 3.6% 10/1/2035 (d)	EUR	1,730,000	1,988,874
Italian Republic 3.65% 8/1/2035 (d)(f)	EUR	6,070,000	7,013,677
Italian Republic 3.7% 6/15/2030 (d)	EUR	1,220,000	1,435,359
Italian Republic 3.85% 12/15/2029 (d)	EUR	1,770,000	2,088,899
Italian Republic 3.85% 2/1/2035 (d)	EUR	970,000	1,140,975
Italian Republic 3.85% 7/1/2034 (d)	EUR	1,280,000	1,509,980
Italian Republic 3.85% 9/1/2049 (d)(f)	EUR	679,000	732,005
Italian Republic 4% 11/15/2030 (d)	EUR	2,510,000	2,990,447
Italian Republic 4.1% 2/1/2029 (d)	EUR	130,000	153,476
Italian Republic 4.1% 4/30/2046 (d)(f)	EUR	860,000	973,016
Italian Republic 4.15% 10/1/2039 (d)(f)	EUR	50,000	58,833
Italian Republic 4.2% 3/1/2034 (d)	EUR	590,000	712,964
Italian Republic 4.3% 10/1/2054 (d)(f)	EUR	270,000	305,312
Italian Republic 4.4% 5/1/2033 (d)	EUR	760,000	930,451
Italian Republic 4.45% 9/1/2043 (d)(f)	EUR	2,760,000	3,296,982
Italian Republic 4.5% 10/1/2053 (d)(f)	EUR	390,000	456,362
Italian Republic 4.65% 10/1/2055 (d)(f)	EUR	1,360,000	1,618,238
Italian Republic 5% 8/1/2034 (d)(f)	EUR	20,000	25,458
Italian Republic 5% 8/1/2039 (d)(f)	EUR	20,000	25,604
Italian Republic 6.5% 11/1/2027 (d)	EUR	50,000	60,004
TOTAL ITALY			98,652,353
JAPAN - 11.5%
Japan Government 0.1% 12/20/2027	JPY	439,850,000	2,659,362
Japan Government 0.1% 12/20/2028	JPY	135,350,000	805,241
Japan Government 0.1% 12/20/2029	JPY	277,200,000	1,616,675
Japan Government 0.1% 12/20/2030	JPY	83,550,000	475,551
Japan Government 0.1% 12/20/2031	JPY	453,900,000	2,518,413
Japan Government 0.1% 3/20/2027	JPY	4,100,000	25,039
Japan Government 0.1% 3/20/2028	JPY	53,650,000	323,104
Japan Government 0.1% 3/20/2029	JPY	299,800,000	1,776,268
Japan Government 0.1% 3/20/2030	JPY	15,400,000	89,314
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,305,818
Japan Government 0.1% 6/20/2028	JPY	780,800,000	4,683,888
Japan Government 0.1% 6/20/2028	JPY	302,750,000	1,816,035
Japan Government 0.1% 6/20/2029	JPY	110,000,000	648,688
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,270,734
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,099,441
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,074,181
Japan Government 0.1% 9/20/2028	JPY	1,221,050,000	7,294,984
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,077,276
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,023,292
Japan Government 0.2% 12/20/2028	JPY	46,550,000	277,568
Japan Government 0.2% 3/20/2032	JPY	68,000,000	377,002
Japan Government 0.2% 6/20/2032	JPY	227,950,000	1,255,166
Japan Government 0.2% 9/20/2032	JPY	1,110,350,000	6,071,944
Japan Government 0.3% 12/20/2039	JPY	900,000	3,825
Japan Government 0.3% 6/20/2039	JPY	144,250,000	625,386
Japan Government 0.3% 6/20/2046	JPY	17,900,000	58,556
Japan Government 0.3% 9/20/2039	JPY	56,150,000	240,948
Japan Government 0.4% 3/20/2029	JPY	182,000,000	1,086,728
Japan Government 0.4% 3/20/2036	JPY	192,500,000	957,569
Japan Government 0.4% 3/20/2040	JPY	51,800,000	221,434
Japan Government 0.4% 3/20/2050	JPY	17,400,000	50,551
Japan Government 0.4% 3/20/2056	JPY	333,750,000	817,302
Japan Government 0.4% 6/20/2033	JPY	168,000,000	911,795
Japan Government 0.4% 6/20/2040	JPY	10,450,000	44,233
Japan Government 0.4% 9/20/2040	JPY	73,150,000	306,673
Japan Government 0.4% 9/20/2049	JPY	5,450,000	16,147
Japan Government 0.5% 12/20/2038	JPY	15,550,000	70,762
Japan Government 0.5% 3/20/2033	JPY	52,850,000	291,175
Japan Government 0.5% 3/20/2049	JPY	10,450,000	32,523
Japan Government 0.5% 9/20/2036	JPY	93,750,000	463,189
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,636,137
Japan Government 0.6% 12/20/2037	JPY	6,700,000	32,058
Japan Government 0.6% 6/20/2037	JPY	136,750,000	666,050
Japan Government 0.6% 6/20/2050	JPY	27,350,000	83,831
Japan Government 0.7% 12/20/2048	JPY	10,800,000	35,901
Japan Government 0.7% 3/20/2037	JPY	22,050,000	109,535
Japan Government 0.7% 6/20/2048	JPY	13,100,000	44,232
Japan Government 0.7% 9/20/2038	JPY	863,100,000	4,071,611
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,043,498
Japan Government 0.8% 3/20/2042	JPY	149,000,000	634,699
Japan Government 0.8% 9/20/2033	JPY	83,150,000	461,497
Japan Government 0.8% 9/20/2047	JPY	10,200,000	36,246
Japan Government 0.9% 3/20/2057	JPY	146,150,000	429,025
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,483,249
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,261,049
Japan Government 0.9% 9/20/2048	JPY	249,150,000	880,771
Japan Government 1% 10/1/2027	JPY	172,950,000	1,060,622
Japan Government 1% 12/20/2035	JPY	647,550,000	3,444,427
Japan Government 1% 3/20/2052	JPY	170,000,000	556,971
Japan Government 1.1% 3/20/2043	JPY	45,600,000	198,607
Japan Government 1.1% 6/20/2030	JPY	725,150,000	4,348,090
Japan Government 1.1% 6/20/2034	JPY	27,100,000	151,061
Japan Government 1.1% 6/20/2043	JPY	110,150,000	476,335
Japan Government 1.1% 9/20/2042	JPY	219,650,000	970,367
Japan Government 1.2% 12/20/2034	JPY	163,750,000	908,891
Japan Government 1.2% 3/20/2035	JPY	19,650,000	108,472
Japan Government 1.2% 6/20/2053	JPY	19,800,000	67,266
Japan Government 1.3% 12/20/2043	JPY	398,750,000	1,762,451
Japan Government 1.3% 3/20/2063	JPY	47,600,000	149,699
Japan Government 1.3% 6/20/2052	JPY	232,000,000	825,181
Japan Government 1.3% 9/20/2030	JPY	220,300,000	1,327,193
Japan Government 1.4% 12/20/2042	JPY	193,650,000	894,402
Japan Government 1.4% 12/20/2045	JPY	232,050,000	992,294
Japan Government 1.4% 3/20/2035	JPY	138,300,000	776,554
Japan Government 1.4% 3/20/2053	JPY	110,700,000	399,955
Japan Government 1.4% 3/20/2055	JPY	5,500,000	19,408
Japan Government 1.4% 9/20/2052	JPY	52,050,000	189,547
Japan Government 1.5% 6/20/2035	JPY	1,986,450,000	11,194,344
Japan Government 1.5% 9/20/2043	JPY	51,950,000	239,354
Japan Government 1.6% 12/20/2030	JPY	184,800,000	1,124,246
Japan Government 1.6% 12/20/2052	JPY	170,150,000	651,299
Japan Government 1.6% 12/20/2053	JPY	171,100,000	646,138
Japan Government 1.6% 3/20/2033	JPY	4,300,000	25,499
Japan Government 1.6% 3/20/2044	JPY	163,650,000	756,970
Japan Government 1.6% 6/20/2030	JPY	4,600,000	28,134
Japan Government 1.7% 9/20/2035	JPY	786,650,000	4,487,478
Japan Government 1.8% 3/20/2031	JPY	54,000,000	330,749
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,078,256
Japan Government 1.8% 9/20/2053	JPY	32,000,000	127,752
Japan Government 1.9% 3/20/2053	JPY	42,450,000	175,061
Japan Government 1.9% 6/20/2044	JPY	66,600,000	322,537
Japan Government 2% 12/20/2044	JPY	184,950,000	902,450
Japan Government 2% 3/20/2031	JPY	588,000,000	3,632,476
Japan Government 2% 3/20/2042	JPY	110,000,000	567,410
Japan Government 2.1% 12/20/2035	JPY	862,000,000	5,071,006
Japan Government 2.1% 9/20/2054	JPY	106,900,000	455,746
Japan Government 2.2% 3/20/2064	JPY	454,450,000	1,893,656
Japan Government 2.2% 6/20/2054	JPY	19,550,000	85,509
Japan Government 2.3% 12/20/2054	JPY	64,800,000	289,584
Japan Government 2.3% 5/20/2032	JPY	1,000,000	6,230
Japan Government 2.4% 3/20/2036	JPY	916,500,000	5,512,754
Japan Government 2.4% 3/20/2045	JPY	107,500,000	557,840
Japan Government 2.4% 3/20/2055	JPY	62,950,000	288,115
Japan Government 2.5% 6/20/2045	JPY	1,681,250,000	8,837,277
Japan Government 2.7% 9/20/2045	JPY	627,050,000	3,388,565
Japan Government 3.1% 3/20/2065	JPY	1,341,550,000	7,058,701
Japan Government 3.2% 12/20/2045	JPY	386,350,000	2,244,701
Japan Government 3.2% 9/20/2055	JPY	24,000,000	129,973
Japan Government 3.4% 12/20/2055	JPY	182,000,000	1,023,933
Japan Government 3.4% 3/20/2046	JPY	547,050,000	3,264,939
Japan Government 3.7% 3/20/2056	JPY	332,000,000	1,974,726
TOTAL JAPAN			154,674,370
LATVIA - 0.1%
Latvia Government International Bond 0% 3/17/2031 (d)	EUR	300,000	296,871
Latvia Government International Bond 1.125% 5/30/2028 (d)	EUR	330,000	364,494
Latvia Government International Bond 1.375% 5/16/2036 (d)	EUR	470,000	438,512
TOTAL LATVIA			1,099,877
LITHUANIA - 0.1%
Lithuania Government 0.5% 6/19/2029 (d)	EUR	982,000	1,045,836
Lithuania Government 2.1% 5/26/2047 (d)	EUR	230,000	182,949
Lithuania Government 2.125% 10/22/2035 (d)	EUR	57,000	57,810
Lithuania Government 2.875% 1/28/2030 (d)	EUR	130,000	148,034
Lithuania Government 3.875% 6/14/2033 (d)	EUR	90,000	106,082
TOTAL LITHUANIA			1,540,711
LUXEMBOURG - 0.1%
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (d)	EUR	230,000	230,675
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (d)	EUR	210,000	201,707
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (d)	EUR	1,040,000	1,143,614
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (d)	EUR	110,000	98,793
TOTAL LUXEMBOURG			1,674,789
MEXICO - 0.0%
United Mexican States 1.125% 1/17/2030	EUR	100,000	104,188
United Mexican States 2.125% 10/25/2051	EUR	100,000	62,059
United Mexican States 2.25% 8/12/2036	EUR	130,000	118,520
United Mexican States 2.875% 4/8/2039	EUR	185,000	168,048
TOTAL MEXICO			452,815
MULTI-NATIONAL - 2.7%
European Financial Stability Facility 0% 10/13/2027 (d)	EUR	85,000	93,945
European Financial Stability Facility 0.05% 1/18/2052 (d)	EUR	225,000	105,002
European Financial Stability Facility 0.05% 10/17/2029 (d)	EUR	23,000	24,105
European Financial Stability Facility 0.7% 1/20/2050 (d)	EUR	176,000	108,031
European Financial Stability Facility 0.75% 5/3/2027 (d)	EUR	43,000	48,414
European Financial Stability Facility 0.875% 4/10/2035 (d)	EUR	610,000	577,585
European Financial Stability Facility 1.25% 5/24/2033 (d)	EUR	1,849,000	1,889,112
European Financial Stability Facility 1.45% 9/5/2040 (d)	EUR	1,985,000	1,762,227
European Financial Stability Facility 2.875% 2/13/2034 (d)	EUR	1,400,000	1,582,938
European Financial Stability Facility 3.375% 8/30/2038 (d)	EUR	50,000	57,480
European Stability Mechanism 0.01% 3/4/2030 (d)	EUR	35,000	36,315
European Stability Mechanism 0.5% 3/5/2029 (d)	EUR	2,229,000	2,409,746
European Stability Mechanism 0.75% 3/15/2027 (d)	EUR	184,000	207,736
European Stability Mechanism 0.75% 9/5/2028 (d)	EUR	48,000	52,680
European Stability Mechanism 0.875% 7/18/2042 (d)	EUR	266,000	210,235
European Stability Mechanism 1.125% 5/3/2032 (d)	EUR	47,000	49,018
European Stability Mechanism 1.2% 5/23/2033 (d)	EUR	37,000	37,935
European Stability Mechanism 1.625% 11/17/2036 (d)	EUR	218,000	215,423
European Stability Mechanism 1.85% 12/1/2055 (d)	EUR	186,000	145,760
European Stability Mechanism 2.125% 11/17/2028 (d)	EUR	2,440,000	2,755,272
European Stability Mechanism 3% 2/25/2036 (d)	EUR	190,000	215,522
European Union 0% 10/4/2030 (d)	EUR	2,889,000	2,944,698
European Union 0% 7/4/2035 (d)	EUR	3,297,000	2,850,652
European Union 0.1% 10/4/2040 (d)	EUR	946,000	679,823
European Union 0.25% 4/22/2036 (d)	EUR	380,000	327,475
European Union 0.3% 11/4/2050 (d)	EUR	982,000	512,728
European Union 0.45% 5/2/2046 (d)	EUR	170,000	105,923
European Union 0.45% 7/4/2041 (d)	EUR	162,000	117,662
European Union 0.7% 7/6/2051 (d)	EUR	1,070,000	602,660
European Union 0.875% 3/11/2037 (d)	EUR	100,000	89,355
European Union 1.125% 4/4/2036 (d)	EUR	94,000	88,704
European Union 1.25% 2/4/2043 (d)	EUR	172,000	137,224
European Union 1.25% 4/4/2033 (d)	EUR	1,418,000	1,447,389
European Union 1.875% 5/25/2037 (d)	EUR	5,000,000	4,959,222
European Union 2% 10/4/2027 (d)	EUR	860,000	975,708
European Union 2.5% 10/4/2052 (d)	EUR	380,000	329,645
European Union 3% 3/4/2053 (d)	EUR	1,120,000	1,071,110
European Union 3.375% 10/5/2054 (d)	EUR	660,000	673,798
European Union 3.75% 10/12/2045 (d)	EUR	550,000	620,177
European Union 4% 10/12/2046 (d)	EUR	3,200,000	3,718,181
European Union 4% 10/12/2055 (d)	EUR	1,870,000	2,128,355
TOTAL MULTI-NATIONAL			36,964,970
NETHERLANDS - 1.5%
Dutch Government 0% 1/15/2029 (d)(f)	EUR	480,000	514,629
Dutch Government 0% 1/15/2052 (d)(f)	EUR	185,000	88,748
Dutch Government 0% 7/15/2030 (d)(f)	EUR	3,028,000	3,117,910
Dutch Government 0.25% 7/15/2029 (d)(f)	EUR	1,336,000	1,424,481
Dutch Government 0.5% 1/15/2040 (d)(f)	EUR	1,722,000	1,384,449
Dutch Government 0.5% 7/15/2032 (d)(f)	EUR	501,000	501,778
Dutch Government 0.75% 7/15/2028 (d)(f)	EUR	3,780,000	4,169,149
Dutch Government 2% 1/15/2054 (d)(f)	EUR	580,000	494,561
Dutch Government 2.5% 1/15/2031 (d)(f)	EUR	560,000	635,597
Dutch Government 2.5% 1/15/2033 (d)(f)	EUR	80,000	89,981
Dutch Government 2.5% 7/15/2033 (d)(f)	EUR	740,000	829,278
Dutch Government 2.5% 7/15/2034 (d)(f)	EUR	190,000	211,536
Dutch Government 2.5% 7/15/2035 (d)(f)	EUR	1,720,000	1,900,886
Dutch Government 2.75% 1/15/2047 (d)(f)	EUR	1,390,000	1,437,155
Dutch Government 2.75% 7/15/2036 (d)(f)	EUR	970,000	1,086,511
Dutch Government 3.25% 1/15/2044 (d)(f)	EUR	710,000	801,251
Dutch Government 3.5% 1/15/2056 (d)(f)	EUR	910,000	1,049,690
Dutch Government 3.75% 1/15/2042 (d)(f)	EUR	530,000	639,278
Dutch Government 4% 1/15/2037 (d)(f)	EUR	30,000	37,248
TOTAL NETHERLANDS			20,414,116
NEW ZEALAND - 0.5%
New Zealand Government 0.25% 5/15/2028	NZD	5,230,000	2,806,384
New Zealand Government 1.5% 5/15/2031	NZD	2,712,000	1,380,985
New Zealand Government 1.75% 5/15/2041	NZD	1,452,000	562,330
New Zealand Government 2% 5/15/2032	NZD	380,000	193,518
New Zealand Government 2.75% 4/15/2037 (d)	NZD	410,000	198,869
New Zealand Government 4.5% 5/15/2030	NZD	390,000	227,955
New Zealand Government 4.5% 5/15/2035	NZD	1,870,000	1,079,591
New Zealand Government 5% 5/15/2054	NZD	290,000	164,327
New Zealand Local Government Funding Agency Bond 5% 3/8/2034	AUD	180,000	123,404
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	34,849
TOTAL NEW ZEALAND			6,772,212
NORWAY - 0.2%
Kingdom of Norway 1.25% 9/17/2031 (d)(f)	NOK	3,200,000	278,208
Kingdom of Norway 1.375% 8/19/2030 (d)(f)	NOK	5,110,000	459,094
Kingdom of Norway 2.125% 5/18/2032 (d)(f)	NOK	6,630,000	596,702
Kingdom of Norway 3% 8/15/2033 (d)(f)	NOK	6,860,000	642,320
Kingdom of Norway 3.5% 10/6/2042 (d)(f)	NOK	2,430,000	224,038
Kingdom of Norway 3.75% 6/12/2035 (d)(f)	NOK	5,300,000	517,496
TOTAL NORWAY			2,717,858
POLAND - 0.1%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (d)	EUR	330,000	389,086
Republic of Poland 1% 3/7/2029 (d)	EUR	309,000	337,560
Republic of Poland 2% 3/8/2049 (d)	EUR	17,000	13,227
Republic of Poland 3.875% 2/14/2033 (d)	EUR	220,000	260,354
Republic of Poland 4.125% 1/11/2044 (d)	EUR	100,000	114,026
TOTAL POLAND			1,114,253
PORTUGAL - 0.6%
Portugal Obrigacoes do Tesouro 0.3% 10/17/2031 (d)(f)	EUR	720,000	724,087
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (d)(f)	EUR	1,028,000	1,070,368
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (d)(f)	EUR	350,000	390,803
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (d)(f)	EUR	734,000	688,044
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (d)(f)	EUR	220,000	135,707
Portugal Obrigacoes do Tesouro 1.15% 4/11/2042 (d)(f)	EUR	120,000	96,839
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (d)(f)	EUR	253,000	269,954
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (d)(f)	EUR	458,000	513,969
Portugal Obrigacoes do Tesouro 2.25% 4/18/2034 (d)(f)	EUR	260,000	281,176
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (d)(f)	EUR	390,000	439,246
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (d)(f)	EUR	890,000	1,005,723
Portugal Obrigacoes do Tesouro 3.25% 6/13/2036 (d)(f)	EUR	610,000	697,328
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (d)(f)	EUR	270,000	293,957
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (d)(f)	EUR	760,000	905,370
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (d)(f)	EUR	730,000	874,929
Republic of Portugal 2.125% 10/17/2028 (d)(f)	EUR	250,000	283,102
TOTAL PORTUGAL			8,670,602
ROMANIA - 0.1%
Romanian Republic 1.375% 12/2/2029 (d)	EUR	567,000	594,497
Romanian Republic 2.125% 3/7/2028 (d)	EUR	470,000	525,900
Romanian Republic 2.875% 4/13/2042 (d)	EUR	60,000	46,258
Romanian Republic 2.875% 5/26/2028 (d)	EUR	32,000	36,121
Romanian Republic 3.375% 1/28/2050 (d)	EUR	54,000	40,379
TOTAL ROMANIA			1,243,155
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (h)(i)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (d)	EUR	163,000	146,078
SINGAPORE - 0.6%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	399,319
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	244,614
Republic of Singapore 2.25% 8/1/2036	SGD	1,438,000	1,131,549
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	258,744
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	800,235
Republic of Singapore 2.625% 8/1/2032	SGD	1,740,000	1,402,086
Republic of Singapore 2.75% 3/1/2035	SGD	140,000	114,651
Republic of Singapore 2.75% 3/1/2046	SGD	470,000	400,856
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	218,953
Republic of Singapore 2.875% 9/1/2030	SGD	1,550,000	1,254,473
Republic of Singapore 3% 8/1/2072 (d)	SGD	770,000	727,296
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	700,000	560,919
TOTAL SINGAPORE			7,513,695
SLOVAKIA - 0.3%
Slovak Republic 0.375% 4/21/2036 (d)	EUR	660,000	556,349
Slovak Republic 0.75% 4/9/2030 (d)	EUR	350,000	370,367
Slovak Republic 1% 10/13/2051 (d)	EUR	160,000	92,568
Slovak Republic 1% 10/9/2030 (d)	EUR	110,000	115,890
Slovak Republic 1% 5/14/2032 (d)	EUR	120,000	122,441
Slovak Republic 1.625% 1/21/2031 (d)	EUR	918,000	990,102
Slovak Republic 1.875% 3/9/2037 (d)	EUR	515,000	498,114
Slovak Republic 2.25% 6/12/2068 (d)	EUR	240,000	173,406
Slovak Republic 3.75% 3/6/2034 (d)	EUR	180,000	211,915
Slovak Republic 4% 2/23/2043 (d)	EUR	340,000	387,149
TOTAL SLOVAKIA			3,518,301
SLOVENIA - 0.1%
Republic of Slovenia 0% 2/12/2031 (d)	EUR	300,000	302,632
Republic of Slovenia 0.125% 7/1/2031 (d)	EUR	288,000	289,482
Republic of Slovenia 0.6875% 3/3/2081 (d)	EUR	610,000	192,201
Republic of Slovenia 1.1875% 3/14/2029 (d)	EUR	560,000	616,301
Republic of Slovenia 1.75% 11/3/2040 (d)	EUR	89,000	81,066
Republic of Slovenia 2.25% 3/3/2032 (d)	EUR	230,000	254,986
Republic of Slovenia 3.625% 3/11/2033 (d)	EUR	110,000	131,285
TOTAL SLOVENIA			1,867,953
SPAIN - 4.7%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (d)	EUR	50,000	56,049
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (d)	EUR	606,000	671,015
Basque Government 1.45% 4/30/2028 (d)	EUR	370,000	413,873
Basque Government 3.25% 4/30/2036 (d)	EUR	160,000	181,497
Junta de Andalucia 0.5% 4/30/2031 (d)	EUR	180,000	183,372
Junta de Andalucia 3.25% 10/31/2033 (d)	EUR	300,000	343,875
Spanish Kingdom 0% 1/31/2028	EUR	1,320,000	1,449,520
Spanish Kingdom 0.1% 4/30/2031 (d)(f)	EUR	1,410,000	1,418,507
Spanish Kingdom 0.5% 10/31/2031 (d)(f)	EUR	976,000	988,343
Spanish Kingdom 0.5% 4/30/2030 (d)(f)	EUR	143,000	150,500
Spanish Kingdom 0.6% 10/31/2029 (d)(f)	EUR	574,000	613,243
Spanish Kingdom 0.7% 4/30/2032 (d)(f)	EUR	140,000	141,434
Spanish Kingdom 0.85% 7/30/2037 (d)(f)	EUR	1,098,000	958,977
Spanish Kingdom 1% 10/31/2050 (d)(f)	EUR	1,856,000	1,153,673
Spanish Kingdom 1% 7/30/2042 (d)(f)	EUR	111,000	85,347
Spanish Kingdom 1.2% 10/31/2040 (d)(f)	EUR	2,179,000	1,819,342
Spanish Kingdom 1.25% 10/31/2030 (d)(f)	EUR	3,826,000	4,109,441
Spanish Kingdom 1.4% 4/30/2028 (d)(f)	EUR	100,000	111,907
Spanish Kingdom 1.45% 10/31/2027 (d)(f)	EUR	100,000	112,622
Spanish Kingdom 1.45% 10/31/2071 (d)(f)	EUR	2,110,000	1,144,481
Spanish Kingdom 1.45% 4/30/2029 (d)(f)	EUR	2,176,000	2,407,994
Spanish Kingdom 1.85% 7/30/2035 (d)(f)	EUR	480,000	490,424
Spanish Kingdom 1.9% 10/31/2052 (d)(f)	EUR	960,000	728,149
Spanish Kingdom 1.95% 7/30/2030 (d)(f)	EUR	26,000	28,848
Spanish Kingdom 2.35% 7/30/2033 (d)(f)	EUR	292,000	319,500
Spanish Kingdom 2.4% 5/31/2028	EUR	1,100,000	1,252,289
Spanish Kingdom 2.55% 10/31/2032 (d)(f)	EUR	2,490,000	2,781,686
Spanish Kingdom 2.6% 5/31/2031	EUR	240,000	271,598
Spanish Kingdom 2.7% 1/31/2030	EUR	5,210,000	5,947,610
Spanish Kingdom 2.7% 10/31/2048 (d)(f)	EUR	189,000	177,945
Spanish Kingdom 3% 1/31/2033	EUR	2,400,000	2,743,758
Spanish Kingdom 3.1% 7/30/2031	EUR	1,100,000	1,273,542
Spanish Kingdom 3.15% 4/30/2033 (d)(f)	EUR	510,000	587,880
Spanish Kingdom 3.15% 4/30/2035 (d)(f)	EUR	530,000	602,932
Spanish Kingdom 3.2% 10/31/2035 (d)(f)	EUR	4,240,000	4,823,836
Spanish Kingdom 3.25% 4/30/2034 (d)(f)	EUR	1,110,000	1,279,577
Spanish Kingdom 3.3% 4/30/2036 (d)(f)	EUR	1,900,000	2,171,208
Spanish Kingdom 3.4% 10/31/2036 (d)(f)	EUR	150,000	172,194
Spanish Kingdom 3.45% 10/31/2034 (d)(f)	EUR	1,460,000	1,703,198
Spanish Kingdom 3.45% 7/30/2043 (d)(f)	EUR	7,400,000	8,109,941
Spanish Kingdom 3.5% 1/31/2041 (d)(f)	EUR	210,000	235,294
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,596,491
Spanish Kingdom 3.55% 10/31/2033 (d)(f)	EUR	3,750,000	4,421,468
Spanish Kingdom 4% 10/31/2054 (d)(f)	EUR	230,000	262,470
Spanish Kingdom 5.15% 10/31/2028 (d)(f)	EUR	1,660,000	2,004,461
TOTAL SPAIN			63,501,311
SWEDEN - 0.6%
Sweden Kingdom 0.125% 5/12/2031 (d)	SEK	22,930,000	2,128,939
Sweden Kingdom 0.5% 11/24/2045 (d)	SEK	1,040,000	70,382
Sweden Kingdom 0.75% 11/12/2029 (d)	SEK	26,050,000	2,560,302
Sweden Kingdom 0.75% 5/12/2028 (d)	SEK	16,670,000	1,676,325
Sweden Kingdom 1.375% 6/23/2071 (d)	SEK	2,480,000	154,242
Sweden Kingdom 1.75% 11/11/2033 (d)	SEK	2,500,000	245,426
Sweden Kingdom 2.25% 6/1/2032 (d)	SEK	5,270,000	539,582
Sweden Kingdom 2.5% 10/15/2036 (d)	SEK	6,850,000	696,886
Sweden Kingdom 3.5% 3/30/2039 (d)	SEK	760,000	84,860
TOTAL SWEDEN			8,156,944
SWITZERLAND - 0.6%
Swiss Confederation 0% 6/22/2029 (d)	CHF	1,062,000	1,311,135
Swiss Confederation 0% 6/26/2034 (d)	CHF	974,000	1,185,612
Swiss Confederation 0% 7/24/2039 (d)	CHF	273,000	319,552
Swiss Confederation 0.25% 6/23/2035 (d)	CHF	2,660,000	3,288,305
Swiss Confederation 0.5% 5/24/2055 (d)	CHF	490,000	605,696
Swiss Confederation 1.25% 6/28/2043 (d)	CHF	260,000	360,679
Swiss Confederation 1.5% 4/30/2042 (d)	CHF	200,000	285,502
Swiss Confederation 2% 6/25/2064 (d)	CHF	290,000	551,140
Swiss Confederation 2.25% 6/22/2031 (d)	CHF	230,000	314,847
Swiss Confederation 3.5% 4/8/2033 (d)	CHF	5,000	7,568
TOTAL SWITZERLAND			8,230,036
UNITED KINGDOM - 6.0%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	447,000	504,692
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (d)	GBP	85,000	39,820
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (d)	GBP	1,562,000	1,451,453
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (d)	GBP	505,000	305,231
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (d)	GBP	14,280,000	5,555,686
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (d)	GBP	4,399,076	3,432,074
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (d)	GBP	42,000	54,115
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (d)	GBP	1,370,000	770,768
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (d)	GBP	195,000	131,448
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (d)	GBP	359,000	212,999
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (d)	GBP	742,000	513,496
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (d)	GBP	1,184,000	701,314
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (d)	GBP	7,000	6,785
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (d)	GBP	400,000	404,615
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (d)	GBP	1,480,000	1,827,036
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (d)	GBP	8,850,000	9,174,198
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (d)	GBP	1,670,000	1,668,728
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (d)	GBP	430,000	439,444
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (d)	GBP	2,720,000	3,580,292
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (d)	GBP	2,100,000	2,778,754
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (d)	GBP	19,000	22,926
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2046 (d)	GBP	2,520,000	2,871,507
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (d)	GBP	30,000	32,683
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (d)	GBP	160,000	211,120
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (d)	GBP	3,250,000	4,200,640
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (d)	GBP	13,000	15,900
United Kingdom of Great Britain and Northern Ireland 4.375% 1/31/2040 (d)	GBP	190,000	234,103
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (d)	GBP	8,390,000	11,178,038
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (d)	GBP	390,000	434,395
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (d)	GBP	550,000	668,959
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (d)	GBP	12,230,000	15,990,987
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (d)	GBP	3,180,000	4,244,104
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (d)	GBP	560,000	744,706
United Kingdom of Great Britain and Northern Ireland 4.75% 10/22/2035 (d)	GBP	5,610,000	7,433,583
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (d)	GBP	240,000	313,382
TOTAL UNITED KINGDOM			82,149,981
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $969,444,049)			894,620,132

Non-Convertible Corporate Bonds - 32.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NBN Co Ltd 4.125% 3/15/2029 (d)	EUR	530,000	622,148
NBN Co Ltd 5.85% 3/19/2036 (d)	AUD	180,000	126,261
Telstra Group Ltd 1.375% 3/26/2029 (d)	EUR	370,000	404,810
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	152,113
TOTAL COMMUNICATION SERVICES			1,305,332
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd 5.91% 11/29/2034 (d)	AUD	150,000	104,421
Financials - 0.6%
Banks - 0.6%
Australia & New Zealand Banking Group Ltd 3.7057% 7/31/2035 (b)(d)	EUR	180,000	205,591
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(d)	GBP	140,000	183,869
Australia & New Zealand Banking Group Ltd 5.35% 11/4/2027	AUD	300,000	208,795
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (b)	AUD	620,000	431,493
Australia & New Zealand Banking Group Ltd 6.124% 7/25/2039 (b)	AUD	160,000	111,851
Commonwealth Bank of Australia 0.125% 10/15/2029 (d)	EUR	120,000	125,547
Commonwealth Bank of Australia 1.625% 2/10/2031 (d)	EUR	170,000	183,240
Commonwealth Bank of Australia 2.907% 11/11/2030 (d)	EUR	290,000	330,791
Commonwealth Bank of Australia 4.266% 6/4/2034 (b)	EUR	180,000	210,134
Commonwealth Bank of Australia 4.4% 8/18/2027	AUD	260,000	179,016
Commonwealth Bank of Australia 5.252% 9/12/2035 (b)(d)	AUD	180,000	122,868
Commonwealth Bank of Australia 6.4% 3/5/2046	AUD	200,000	140,446
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(d)	AUD	540,000	380,845
National Australia Bank Ltd 1.375% 8/30/2028 (d)	EUR	520,000	575,190
National Australia Bank Ltd 2.125% 5/24/2028 (d)	EUR	160,000	180,131
National Australia Bank Ltd 2.347% 8/30/2029 (d)	EUR	130,000	146,342
National Australia Bank Ltd 2.845% 3/3/2032 (d)	EUR	110,000	124,369
National Australia Bank Ltd 2.848% 3/4/2033 (d)	EUR	100,000	112,593
National Australia Bank Ltd 4.95% 5/10/2027	AUD	530,000	367,059
National Australia Bank Ltd 5.74% 2/9/2034 (b)(d)	AUD	560,000	390,054
National Australia Bank Ltd 5.774% 7/30/2040 (b)(d)	AUD	100,000	67,746
National Australia Bank Ltd 6.163% 3/9/2033 (b)(d)	AUD	420,000	294,134
Westpac Banking Corp 0.375% 9/22/2036 (d)	EUR	100,000	84,782
Westpac Banking Corp 1.25% 1/14/2033 (d)	EUR	210,000	213,672
Westpac Banking Corp 5.3% 11/11/2027 (d)	AUD	1,700,000	1,182,503
Westpac Banking Corp 5.754% 4/3/2034 (b)(d)	AUD	900,000	627,022
Westpac Banking Corp 5.815% 6/4/2040 (b)(d)	AUD	90,000	61,184
Westpac Banking Corp 7.199% 11/15/2038 (b)	AUD	100,000	74,627
			7,315,894
Capital Markets - 0.0%
Macquarie Bank Ltd 5.603% 2/20/2035 (b)	AUD	200,000	137,770
Macquarie Group Ltd 0.943% 1/19/2029 (d)	EUR	410,000	443,643
			581,413
Financial Services - 0.0%
Australian Capital Territory 2.5% 10/22/2032 (d)	AUD	440,000	263,582
Australian Capital Territory 5.25% 10/23/2036 (d)	AUD	110,000	74,569
			338,151
TOTAL FINANCIALS			8,235,458
Industrials - 0.1%
Passenger Airlines - 0.0%
Australia Pacific Airports Melbourne Pty Ltd 3.763% 11/25/2031	AUD	220,000	139,761
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (d)	EUR	310,000	346,593
Sydney Airport Finance Co Pty Ltd 5.9% 4/19/2034 (d)	AUD	160,000	111,274
Transurban Finance Co Pty Ltd 3% 4/8/2030 (d)	EUR	190,000	214,272
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (d)	EUR	100,000	115,433
Transurban Finance Co Pty Ltd 4.225% 4/26/2033 (d)	EUR	100,000	118,241
			905,813
TOTAL INDUSTRIALS			1,045,574
Materials - 0.2%
Containers & Packaging - 0.2%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,553,658
Metals & Mining - 0.0%
BHP Billiton Finance Ltd 3.18% 9/4/2031 (d)	EUR	200,000	226,212
Glencore Capital Finance DAC 0.75% 3/1/2029 (d)	EUR	240,000	257,303
Glencore Finance Canada Ltd 4.045% 10/10/2032	CAD	150,000	105,414
			588,929
TOTAL MATERIALS			2,142,587
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(d)	EUR	100,000	113,867
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	190,000	134,820
			248,687
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (d)	EUR	110,000	119,235
TOTAL UTILITIES			367,922
TOTAL AUSTRALIA			13,201,294
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (d)	EUR	76,000	83,526
Financials - 0.2%
Banks - 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.01% 11/19/2035 (d)	EUR	100,000	84,228
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (d)	EUR	300,000	298,584
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.375% 6/9/2036 (d)	EUR	100,000	85,416
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 3% 5/17/2027 (d)	EUR	100,000	114,568
Erste Group Bank AG 0.01% 9/11/2029 (d)	EUR	400,000	418,117
Erste Group Bank AG 0.25% 9/14/2029 (d)	EUR	400,000	418,317
Erste Group Bank AG 3% 4/20/2032 (d)	EUR	300,000	343,022
Erste Group Bank AG 4% 1/15/2035 (b)(d)	EUR	100,000	115,222
Raiffeisen Bank International AG 3.625% 11/13/2033 (b)(d)	EUR	100,000	113,780
Raiffeisen Bank International AG 6% 9/15/2028 (b)(d)	EUR	300,000	353,876
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (d)	EUR	100,000	109,659
TOTAL FINANCIALS			2,454,789
Industrials - 0.0%
Construction & Engineering - 0.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (d)	EUR	710,000	617,618
TOTAL AUSTRIA			3,155,933
BELGIUM - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 0.25% 1/23/2030	EUR	400,000	414,119
Communaute Francaise de Belgique 1.625% 5/3/2032 (d)	EUR	100,000	104,340
Communaute Francaise de Belgique 3.75% 6/22/2033 (d)	EUR	100,000	116,631
TOTAL CONSUMER DISCRETIONARY			635,090
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance Inc 4.32% 5/15/2047	CAD	110,000	70,571
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (d)	EUR	49,000	53,110
Anheuser-Busch InBev SA/NV 1.65% 3/28/2031 (d)	EUR	300,000	320,629
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (d)	EUR	23,000	25,936
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (d)	GBP	200,000	210,845
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (d)	EUR	331,000	365,527
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (d)	EUR	130,000	142,385
TOTAL CONSUMER STAPLES			1,189,003
Financials - 0.2%
Banks - 0.2%
Argenta Spaarbank NV 0.75% 3/3/2029 (d)	EUR	100,000	107,906
Argenta Spaarbank NV 2.875% 2/3/2032 (d)	EUR	100,000	113,128
Belfius Bank SA 3.375% 2/20/2031 (d)	EUR	300,000	341,430
Belfius Bank SA 5.25% 4/19/2033 (b)(d)	EUR	200,000	234,574
Dexia SA 1% 10/18/2027 (d)	EUR	100,000	111,751
Dexia SA 3.25% 5/7/2031 (d)	EUR	100,000	115,280
Dexia SA 4.125% 10/22/2030 (d)	GBP	200,000	260,394
KBC Group NV 0.125% 1/14/2029 (b)(d)	EUR	200,000	218,732
KBC Group NV 0.625% 12/7/2031 (b)(d)	EUR	300,000	341,018
KBC Group NV 3% 8/25/2030 (d)	EUR	300,000	340,518
KBC Group NV 3.375% 11/24/2033 (b)(d)	EUR	100,000	112,594
KBC Group NV 4.375% 4/19/2030 (b)(d)	EUR	200,000	235,750
KBC Group NV 4.75% 4/17/2035 (b)(d)	EUR	100,000	118,320
TOTAL FINANCIALS			2,651,395
Utilities - 0.1%
Electric Utilities - 0.1%
Elia Transmission Belgium SA 0.875% 4/28/2030 (d)	EUR	100,000	104,890
FLUVIUS System Operator CV 0.25% 6/14/2028 (d)	EUR	500,000	541,873
FLUVIUS System Operator CV 3.875% 5/9/2033 (d)	EUR	200,000	232,644
TOTAL UTILITIES			879,407
TOTAL BELGIUM			5,354,895
CANADA - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (d)	CAD	29,000	18,709
Bell Canada 4.75% 9/29/2044	CAD	120,000	80,960
Bell Canada 5.15% 8/24/2034	CAD	590,000	438,108
TELUS Corp 2.05% 10/7/2030	CAD	740,000	494,565
TELUS Corp 5.95% 9/8/2053	CAD	170,000	131,330
			1,163,672
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	664,199
Rogers Communications Inc 5.7% 9/21/2028	CAD	880,000	649,087
Rogers Communications Inc 5.9% 9/21/2033	CAD	350,000	271,607
			1,584,893
TOTAL COMMUNICATION SERVICES			2,748,565
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.647% 5/12/2031 (d)	EUR	130,000	150,655
Loblaw Cos Ltd 3.564% 12/12/2029	CAD	200,000	141,232
Loblaw Cos Ltd 5.008% 9/13/2032	CAD	340,000	253,677
Metro Inc/CN 3.39% 12/6/2027	CAD	2,260,000	1,597,672
TOTAL CONSUMER STAPLES			2,143,236
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 4.13% 8/9/2046	CAD	406,000	246,967
Enbridge Inc 5.15% 12/17/2055 (b)	CAD	570,000	403,322
Enbridge Inc 7.2% 6/18/2032	CAD	300,000	244,110
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,253,683	889,985
Inter Pipeline Ltd/AB 4.637% 5/30/2044	CAD	50,000	32,197
Keyera Corp 3.959% 5/29/2030	CAD	761,000	541,309
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	405,660
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	264,854
Suncor Energy Inc 3.95% 3/4/2051	CAD	50,000	29,245
TransCanada PipeLines Ltd 3% 9/18/2029 (d)	CAD	30,000	20,886
TransCanada PipeLines Ltd 4.18% 7/3/2048 (d)	CAD	33,000	20,093
TransCanada PipeLines Ltd 4.35% 6/6/2046	CAD	456,000	287,995
TOTAL ENERGY			3,386,623
Financials - 2.1%
Banks - 1.2%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	413,553
Bank of Montreal 3.625% 3/24/2032 (b)(d)	EUR	230,000	265,285
Bank of Montreal 3.75% 7/10/2030 (b)(d)	EUR	190,000	220,182
Bank of Montreal 5.039% 5/29/2028	CAD	320,000	232,577
Bank of Montreal 6.034% 9/7/2033 (b)	CAD	60,000	44,508
Bank of Nova Scotia/The 0.25% 11/1/2028 (d)	EUR	660,000	710,472
Bank of Nova Scotia/The 2.516% 6/18/2029 (d)	EUR	270,000	305,548
Bank of Nova Scotia/The 2.973% 1/22/2033 (d)	EUR	130,000	147,721
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	59,999
Bank of Nova Scotia/The 3.934% 5/3/2032 (b)	CAD	860,000	610,280
Bank of Nova Scotia/The 4.442% 11/15/2035 (b)	CAD	260,000	187,402
Bank of Nova Scotia/The 5.679% 8/2/2033 (b)	CAD	160,000	117,698
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (d)	EUR	3,019,000	3,185,070
Canadian Imperial Bank of Commerce 3.807% 7/9/2029 (d)	EUR	850,000	990,356
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (b)	CAD	240,000	174,150
Federation des Caisses Desjardins du Quebec 4.123% 8/25/2032	CAD	190,000	136,136
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (b)	CAD	50,000	36,771
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	59,005
National Bank of Canada 3.542% 1/13/2031 (b)	CAD	420,000	295,704
National Bank of Canada 5.426% 8/16/2032 (b)	CAD	240,000	173,012
Royal Bank of Canada 0.01% 1/27/2031 (d)	EUR	380,000	379,064
Royal Bank of Canada 2.125% 4/26/2029 (d)	EUR	110,000	122,649
Royal Bank of Canada 2.14% 11/3/2031 (b)	CAD	2,730,000	1,919,845
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	320,000	363,147
Royal Bank of Canada 4.464% 10/17/2035 (b)	CAD	180,000	130,070
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	379,829
Royal Bank of Canada 4.632% 5/1/2028	CAD	880,000	635,530
Royal Bank of Canada 5.01% 2/1/2033 (b)	CAD	250,000	180,650
Toronto Dominion Bank 1.952% 4/8/2030 (d)	EUR	220,000	239,666
Toronto Dominion Bank 2.776% 9/3/2027 (d)	EUR	840,000	959,732
Toronto Dominion Bank 2.973% 9/9/2032 (d)	EUR	310,000	352,492
Toronto Dominion Bank 3.06% 1/26/2032 (b)(d)	CAD	340,000	239,826
Toronto Dominion Bank 3.191% 2/16/2029 (d)	EUR	130,000	149,783
Toronto Dominion Bank 3.631% 12/13/2029 (d)	EUR	520,000	602,284
Toronto Dominion Bank 3.687% 1/9/2032 (b)	CAD	740,000	522,015
Toronto Dominion Bank 4.002% 10/31/2030 (b)	CAD	210,000	150,122
Toronto Dominion Bank 4.423% 10/31/2035 (b)	CAD	100,000	71,910
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	254,571
Toronto Dominion Bank 5.177% 4/9/2034 (b)(d)	CAD	270,000	197,943
			16,216,557
Capital Markets - 0.5%
Brookfield Finance II Inc 5.399% 12/11/2055	CAD	60,000	42,975
CDP Financial Inc 2.75% 2/13/2032 (d)	EUR	300,000	337,693
CDP Financial Inc 5.15% 5/22/2031	AUD	280,000	196,347
CPPIB Capital Inc 0.25% 4/6/2027 (d)	EUR	300,000	336,951
CPPIB Capital Inc 1.125% 12/14/2029 (d)	GBP	430,000	511,699
CPPIB Capital Inc 1.25% 12/7/2027 (d)	GBP	544,000	691,653
CPPIB Capital Inc 1.5% 3/4/2033 (d)	EUR	290,000	299,938
CPPIB Capital Inc 3% 6/15/2028 (d)	CAD	1,310,000	926,629
CPPIB Capital Inc 3.25% 8/27/2035 (d)	EUR	340,000	388,148
CPPIB Capital Inc 4.2% 5/2/2028 (d)	AUD	90,000	61,892
CPPIB Capital Inc 4.4% 1/15/2029 (d)	AUD	1,010,000	695,756
CPPIB Capital Inc 5.3% 3/10/2036	AUD	240,000	165,890
IGM Financial Inc 4.206% 3/21/2050 (d)	CAD	50,000	31,515
IGM Financial Inc 7.11% 3/7/2033	CAD	160,000	132,885
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (d)	EUR	110,000	64,891
Ontario Teachers' Finance Trust 2.85% 12/4/2031 (d)	EUR	180,000	204,232
PSP Capital Inc 1.5% 3/15/2028 (d)	CAD	340,000	234,597
PSP Capital Inc 2.875% 7/23/2032 (d)	EUR	280,000	316,530
PSP Capital Inc 4.1% 8/13/2030	AUD	660,000	445,071
PSP Capital Inc 4.25% 10/22/2030 (d)	GBP	330,000	433,530
Teranet Holdings LP 5.754% 12/17/2040	CAD	60,000	43,606
			6,562,428
Consumer Finance - 0.1%
Toyota Credit Canada Inc 3.31% 8/18/2028	CAD	960,000	676,024
Toyota Credit Canada Inc 3.65% 8/19/2030	CAD	340,000	239,979
			916,003
Insurance - 0.3%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (d)	EUR	950,000	1,078,065
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	39,767
Intact Financial Corp 2.179% 5/18/2028	CAD	2,360,000	1,637,914
Intact Financial Corp 4.653% 5/16/2034 (b)	CAD	260,000	188,727
Manulife Financial Corp 5.409% 3/10/2033 (b)	CAD	310,000	225,889
Sun Life Financial Inc 2.06% 10/1/2035 (b)	CAD	200,000	133,259
Sun Life Financial Inc 2.58% 5/10/2032 (b)(d)	CAD	460,000	322,936
Sun Life Financial Inc 2.8% 11/21/2033 (b)	CAD	480,000	333,430
			3,959,987
TOTAL FINANCIALS			27,654,975
Industrials - 0.1%
Construction & Engineering - 0.1%
Coastal Gaslink Pipeline LP 5.187% 9/30/2034	CAD	640,000	484,356
Coastal Gaslink Pipeline LP 5.857% 3/30/2049	CAD	80,000	62,704
			547,060
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 4.25% 1/15/2029	CAD	600,000	429,876
Brookfield Renewable Partners ULC 4.29% 11/5/2049	CAD	70,000	42,865
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	61,993
			534,734
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	134,785
Canadian Pacific Railway Co 6.45% 11/17/2039	CAD	90,000	73,659
			208,444
Transportation Infrastructure - 0.0%
407 International Inc 2.84% 3/7/2050	CAD	73,000	36,957
407 International Inc 3.65% 9/8/2044 (d)	CAD	295,000	180,182
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	303,510
			520,649
TOTAL INDUSTRIALS			1,810,887
Real Estate - 0.0%
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	91,358
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	44,295
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	68,653
TOTAL REAL ESTATE			204,306
Utilities - 0.3%
Electric Utilities - 0.3%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	205,607
Brookfield Infrastructure Finance ULC 3.7% 1/6/2031	CAD	300,000	210,598
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	69,660
Bruce Power LP 4.7% 12/21/2027	CAD	410,000	294,839
Bruce Power LP 4.746% 6/21/2049 (d)	CAD	70,000	47,226
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	23,941
FortisAlberta Inc 6.22% 10/31/2034	CAD	140,000	112,543
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	275,560
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,061
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	152,284
Hydro One Inc 5% 10/19/2046	CAD	280,000	202,461
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	38,403
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	28,541
Hydro-Quebec 4% 2/15/2055	CAD	220,000	140,353
Hydro-Quebec 4% 2/15/2063	CAD	1,050,000	664,294
Hydro-Quebec 5% 2/15/2050	CAD	370,000	275,659
Nova Scotia Power Inc 5.61% 6/15/2040	CAD	70,000	52,705
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	68,870
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	69,773
Ontario Power Generation Inc 3.838% 6/22/2048	CAD	120,000	72,026
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	31,864
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	55,120
			3,113,388
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	169,176
Enbridge Gas Inc 4.16% 9/12/2035	CAD	240,000	169,452
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	35,351
FortisBC Energy Inc 6.95% 9/21/2029	CAD	380,000	294,668
			668,647
Multi-Utilities - 0.0%
CU Inc 3.548% 11/22/2047	CAD	280,000	163,974
CU Inc 4.094% 10/19/2054	CAD	240,000	148,779
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	334,214
			646,967
TOTAL UTILITIES			4,429,002
TOTAL CANADA			42,377,594
DENMARK - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.5% 2/28/2035 (d)	EUR	160,000	180,662
Financials - 0.3%
Banks - 0.1%
Danske Bank A/S 0.75% 6/9/2029 (b)(d)	EUR	270,000	295,129
Danske Bank A/S 3.375% 12/2/2033 (b)(d)	EUR	100,000	113,130
Danske Bank A/S 4.5% 11/9/2028 (b)(d)	EUR	110,000	128,204
Danske Bank A/S 4.625% 5/14/2034 (b)(d)	EUR	100,000	117,446
Jyske Bank A/S 0.25% 2/17/2028 (b)(d)	EUR	100,000	112,460
Jyske Bank A/S 2.875% 5/5/2029 (b)(d)	EUR	200,000	228,058
			994,427
Financial Services - 0.2%
Kommunekredit 0% 11/17/2029	EUR	240,000	250,307
Kommunekredit 0% 8/27/2030 (d)	EUR	130,000	132,605
Kommunekredit 0.125% 9/26/2040 (d)	EUR	100,000	72,298
Kommunekredit 2.375% 9/15/2032 (d)	EUR	370,000	411,228
Kommunekredit 3.125% 11/24/2038 (d)	EUR	150,000	167,492
Nykredit Realkredit A/S 3.5% 1/12/2033 (d)	EUR	120,000	135,620
			1,169,550
TOTAL FINANCIALS			2,163,977
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.375% 5/21/2034 (d)	EUR	240,000	272,784
Novo Nordisk Finance Netherlands BV 4% 11/20/2045 (d)	EUR	130,000	145,541
TOTAL HEALTH CARE			418,325
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (d)	EUR	200,000	227,600
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 2.5% 5/16/2033 (d)	GBP	104,000	113,418
Orsted AS 5.125% 9/13/2034 (d)	GBP	290,000	365,752
TOTAL UTILITIES			479,170
TOTAL DENMARK			3,469,734
FINLAND - 0.4%
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp 0.5% 3/19/2031 (d)	EUR	120,000	121,503
Nordea Bank Abp 0.625% 8/18/2031 (b)(d)	EUR	220,000	250,710
Nordea Bank Abp 2.5% 5/23/2029 (d)	EUR	244,000	274,740
Nordea Bank Abp 2.75% 5/2/2030 (d)	EUR	260,000	293,816
Nordea Bank Abp 3.25% 4/29/2031 (d)	EUR	290,000	332,089
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (d)	EUR	110,000	122,595
Nordea Kiinnitysluottopankki Oyj 3% 8/28/2035 (d)	EUR	900,000	1,014,143
OP Mortgage Bank 0.01% 11/19/2030 (d)	EUR	180,000	181,388
OP Mortgage Bank 0.05% 4/21/2028 (d)	EUR	550,000	598,770
OP Mortgage Bank 2.625% 7/9/2030 (d)	EUR	100,000	113,174
			3,302,928
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (d)	EUR	470,000	538,361
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (d)	EUR	140,000	138,192
Kuntarahoitus Oyj 1.25% 2/23/2033 (d)	EUR	210,000	215,590
Kuntarahoitus Oyj 2.75% 2/2/2034 (d)	EUR	330,000	369,651
Kuntarahoitus Oyj 5.125% 7/22/2027 (d)	GBP	120,000	160,628
OP Corporate Bank plc 0.1% 11/16/2027 (d)	EUR	130,000	143,137
			1,027,198
TOTAL FINLAND			4,868,487
FRANCE - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ile-de-France Mobilites 0.4% 5/28/2031 (d)	EUR	300,000	300,110
Ile-de-France Mobilites 0.95% 2/16/2032 (d)	EUR	600,000	604,634
Ile-de-France Mobilites 3.05% 2/3/2033 (d)	EUR	100,000	112,080
Ile-de-France Mobilites 3.7% 6/14/2038 (d)	EUR	100,000	111,103
Orange SA 0.75% 6/29/2034 (d)	EUR	600,000	552,772
Orange SA 3.25% 1/15/2032 (d)	GBP	200,000	242,941
Orange SA 3.5% 11/13/2034 (d)	EUR	100,000	113,038
Orange SA 4.125% 11/13/2045 (d)	EUR	200,000	221,558
Orange SA 8.125% 1/28/2033	EUR	70,000	101,944
			2,360,180
Media - 0.0%
Publicis Groupe SA 2.875% 6/12/2029 (d)	EUR	200,000	227,017
TOTAL COMMUNICATION SERVICES			2,587,197
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (d)	EUR	200,000	188,887
Automobiles - 0.1%
RCI Banque SA 3.375% 6/6/2030 (d)	EUR	320,000	362,338
RCI Banque SA 4.125% 4/4/2031 (d)	EUR	110,000	127,984
RCI Banque SA 4.875% 10/2/2029 (d)	EUR	270,000	320,652
			810,974
Hotels, Restaurants & Leisure - 0.0%
Accor SA 3.875% 3/11/2031 (d)	EUR	100,000	115,438
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA 3.625% 3/11/2036 (d)	EUR	200,000	222,956
Kering SA 5% 11/23/2032 (d)	GBP	100,000	131,105
LVMH Moet Hennessy Louis Vuitton SE 0.375% 2/11/2031 (d)	EUR	500,000	506,968
LVMH Moet Hennessy Louis Vuitton SE 3.375% 2/5/2030 (d)	EUR	500,000	578,371
			1,439,400
TOTAL CONSUMER DISCRETIONARY			2,554,699
Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 3.25% 2/4/2033 (d)	EUR	100,000	111,990
Pernod Ricard SA 3.625% 5/7/2034 (d)	EUR	200,000	226,874
			338,864
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA 2.875% 12/8/2028 (d)	EUR	300,000	340,865
Carrefour SA 3.75% 10/10/2030 (d)	EUR	200,000	232,168
			573,033
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (d)	EUR	200,000	225,316
Danone SA 3.379% 4/1/2030 (d)	EUR	300,000	345,190
			570,506
Personal Care Products - 0.0%
L'Oreal SA 3.375% 1/19/2036 (d)	EUR	100,000	113,294
TOTAL CONSUMER STAPLES			1,595,697
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 0.696% 5/31/2028 (d)	EUR	1,100,000	1,206,884
TotalEnergies Capital International SA 1.491% 4/8/2027 (d)	EUR	100,000	113,177
TotalEnergies Capital International SA 3.852% 3/3/2045 (d)	EUR	300,000	319,951
TOTAL ENERGY			1,640,012
Financials - 3.8%
Banks - 2.7%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (d)	EUR	200,000	194,345
Arkea Public Sector SCF SA 0.875% 3/31/2028 (d)	EUR	200,000	220,839
Arkea Public Sector SCF SA 3.004% 1/27/2032 (d)	EUR	200,000	227,704
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (d)	EUR	100,000	110,815
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (d)	EUR	200,000	209,383
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (d)	GBP	600,000	755,111
Banque Federative du Credit Mutuel SA 1.125% 1/19/2032 (d)	EUR	100,000	100,761
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (d)	EUR	300,000	301,356
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (d)	EUR	100,000	112,808
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (d)	EUR	300,000	316,176
Banque Federative du Credit Mutuel SA 1.625% 11/15/2027 (d)	EUR	800,000	896,809
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (d)	EUR	300,000	338,444
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (d)	EUR	100,000	111,894
Banque Federative du Credit Mutuel SA 3.75% 5/14/2036 (b)(d)	EUR	100,000	113,200
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(d)	EUR	200,000	229,432
Banque Federative du Credit Mutuel SA 4% 1/26/2033 (d)	EUR	100,000	116,468
Banque Federative du Credit Mutuel SA 4.125% 6/14/2033 (d)	EUR	200,000	236,157
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (d)	EUR	100,000	118,249
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (d)	EUR	500,000	604,479
Banque Federative du Credit Mutuel SA 5.1264% 5/24/2027 (d)	AUD	820,000	567,193
BNP Paribas SA 0.5% 1/19/2030 (b)(d)	EUR	300,000	320,128
BNP Paribas SA 0.5% 2/19/2028 (b)(d)	EUR	400,000	450,464
BNP Paribas SA 0.5% 5/30/2028 (b)(d)	EUR	1,900,000	2,125,706
BNP Paribas SA 0.625% 12/3/2032 (d)	EUR	100,000	95,225
BNP Paribas SA 0.875% 7/11/2030 (b)(d)	EUR	100,000	106,336
BNP Paribas SA 1.25% 7/13/2031 (d)	GBP	100,000	110,395
BNP Paribas SA 1.625% 7/2/2031 (d)	EUR	100,000	103,877
BNP Paribas SA 1.875% 12/14/2027 (d)	GBP	200,000	255,101
BNP Paribas SA 2% 9/13/2036 (d)	GBP	100,000	95,651
BNP Paribas SA 2.5% 3/31/2032 (b)(d)	EUR	100,000	113,540
BNP Paribas SA 2.538% 7/13/2029 (b)	CAD	1,200,000	830,511
BNP Paribas SA 2.75% 7/25/2028 (b)(d)	EUR	1,200,000	1,367,973
BNP Paribas SA 2.875% 2/24/2029 (d)	GBP	700,000	883,333
BNP Paribas SA 4.159% 8/28/2034 (b)(d)	EUR	200,000	231,812
BNP Paribas SA 4.487% 9/3/2035 (b)	CAD	480,000	342,408
BNP Paribas SA 4.75% 11/13/2032 (b)(d)	EUR	300,000	361,933
BNP Paribas SA 6.3175% 11/15/2035 (b)(d)	GBP	200,000	273,060
BPCE SA 0.25% 1/14/2031 (d)	EUR	200,000	200,048
BPCE SA 0.5% 1/14/2028 (b)(d)	EUR	2,000,000	2,258,414
BPCE SA 0.5% 9/15/2027 (b)(d)	EUR	600,000	682,554
BPCE SA 0.75% 3/3/2031 (d)	EUR	700,000	708,445
BPCE SA 1% 1/14/2032 (d)	EUR	200,000	199,909
BPCE SA 1.625% 1/31/2028 (d)	EUR	100,000	111,857
BPCE SA 2.25% 3/2/2032 (b)(d)	EUR	100,000	113,528
BPCE SA 2.5% 11/30/2032 (b)(d)	GBP	100,000	128,009
BPCE SA 3.625% 10/1/2033 (b)(d)	EUR	100,000	113,205
BPCE SA 3.875% 2/26/2036 (b)(d)	EUR	100,000	113,511
BPCE SA 4% 1/20/2034 (b)(d)	EUR	100,000	115,248
BPCE SA 4.125% 3/8/2033 (b)(d)	EUR	200,000	232,821
BPCE SA 4.625% 3/2/2030 (b)(d)	EUR	200,000	236,279
BPCE SA 4.875% 2/26/2036 (b)(d)	EUR	200,000	237,924
BPCE SA 5.125% 1/25/2035 (b)(d)	EUR	100,000	119,163
BPCE SA 5.75% 6/1/2033 (b)(d)	EUR	300,000	357,576
Caisse des Depots et Consignations 3% 2/25/2031 (d)	EUR	200,000	228,376
Caisse des Depots et Consignations 3% 5/25/2029 (d)	EUR	500,000	573,580
Cie de Financement Foncier SA 0.01% 10/29/2035 (d)	EUR	700,000	585,185
Cie de Financement Foncier SA 0.01% 4/16/2029 (d)	EUR	1,000,000	1,056,222
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (d)	EUR	200,000	207,656
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (d)	EUR	300,000	272,312
Credit Agricole Home Loan SFH SA 3% 12/11/2032 (d)	EUR	200,000	226,895
Credit Agricole Home Loan SFH SA 3% 7/9/2032 (d)	EUR	700,000	796,597
Credit Agricole SA 0.375% 4/20/2028 (d)	EUR	100,000	109,056
Credit Agricole SA 0.5% 9/21/2029 (b)(d)	EUR	100,000	107,689
Credit Agricole SA 1.125% 7/12/2032 (d)	EUR	400,000	399,459
Credit Agricole SA 1.874% 12/9/2031 (b)(d)	GBP	200,000	261,911
Credit Agricole SA 2.625% 3/17/2027 (d)	EUR	107,000	122,049
Credit Agricole SA 3.75% 1/23/2031 (b)(d)	EUR	300,000	347,053
Credit Agricole SA 3.875% 11/28/2034 (d)	EUR	100,000	117,109
Credit Agricole SA 4% 1/18/2033 (d)	EUR	100,000	118,566
Credit Agricole SA 4.875% 10/23/2029 (d)	GBP	100,000	132,925
Credit Agricole SA 5.35% 2/13/2031	AUD	340,000	235,385
Credit Agricole SA 5.5% 7/31/2032 (b)(d)	GBP	500,000	672,157
Credit Agricole SA 5.5% 8/28/2033 (b)(d)	EUR	200,000	238,076
Credit Agricole SA 5.75% 11/29/2027 (b)(d)	GBP	500,000	666,422
Credit Agricole SA 6.447% 2/13/2041 (b)	AUD	200,000	137,278
Credit Agricole SA/London 1% 7/3/2029 (d)	EUR	700,000	754,722
Credit Mutuel Arkea SA 0.375% 10/3/2028 (d)	EUR	300,000	324,048
Credit Mutuel Arkea SA 0.875% 10/25/2031 (d)	EUR	200,000	201,059
Credit Mutuel Arkea SA 0.875% 3/11/2033 (d)	EUR	100,000	95,878
Credit Mutuel Arkea SA 3.307% 5/6/2032 (d)	EUR	100,000	113,552
HSBC Continental Europe SA 0.1% 9/3/2027 (d)	EUR	200,000	221,526
HSBC Continental Europe SA 1.375% 9/4/2028 (d)	EUR	700,000	775,433
La Banque Postale Home Loan SFH SA 2.75% 6/12/2032 (d)	EUR	400,000	449,125
La Banque Postale SA 0.75% 8/2/2032 (b)(d)	EUR	100,000	111,541
La Banque Postale SA 1% 2/9/2028 (b)(d)	EUR	400,000	451,802
La Banque Postale SA 3.5% 12/2/2032 (b)(d)	EUR	100,000	113,454
La Banque Postale SA 3.5% 6/13/2030 (d)	EUR	200,000	231,559
La Banque Postale SA 5.625% 9/21/2028 (b)(d)	GBP	100,000	133,717
SFIL SA 0.05% 6/4/2029 (d)	EUR	400,000	420,583
SFIL SA 0.25% 12/1/2031 (d)	EUR	200,000	195,091
SFIL SA 3.125% 9/17/2029 (d)	EUR	500,000	573,733
Societe Generale SA 0.875% 9/22/2028 (b)(d)	EUR	500,000	557,058
Societe Generale SA 0.875% 9/24/2029 (d)	EUR	100,000	105,916
Societe Generale SA 1.25% 12/7/2027 (d)	GBP	300,000	379,485
Societe Generale SA 1.25% 6/12/2030 (d)	EUR	200,000	211,203
Societe Generale SA 1.75% 3/22/2029 (d)	EUR	200,000	220,002
Societe Generale SA 3.875% 11/20/2035 (b)(d)	EUR	100,000	113,744
Societe Generale SA 4.25% 11/16/2032 (d)	EUR	100,000	120,455
Societe Generale SA 4.25% 12/6/2030 (b)(d)	EUR	200,000	234,294
Societe Generale SA 4.875% 11/21/2031 (b)(d)	EUR	400,000	481,272
Societe Generale SA 5.25% 9/6/2032 (b)(d)	EUR	200,000	233,525
Societe Generale SA 5.637% 9/9/2032 (b)(d)	GBP	200,000	268,333
Societe Generale SFH SA 0.01% 2/11/2030 (d)	EUR	100,000	102,849
Societe Generale SFH SA 0.125% 7/18/2029 (d)	EUR	600,000	630,943
Societe Generale SFH SA 1.75% 5/5/2034 (d)	EUR	100,000	102,628
			36,418,055
Capital Markets - 0.2%
Bpifrance SACA 0.05% 9/26/2029 (d)	EUR	600,000	624,677
Bpifrance SACA 0.25% 3/29/2030 (d)	EUR	100,000	103,251
Bpifrance SACA 2% 9/2/2030 (d)	EUR	500,000	548,010
Bpifrance SACA 2.125% 11/29/2027 (d)	EUR	200,000	226,530
Bpifrance SACA 3.125% 7/1/2033 (d)	EUR	500,000	561,626
			2,064,094
Financial Services - 0.7%
Arkea Home Loans SFH SA 3.072% 2/7/2034 (d)	EUR	100,000	112,816
Arkea Home Loans SFH SA 3.25% 8/1/2033 (d)	EUR	100,000	114,479
BPCE SFH SA 0.01% 10/16/2028 (d)	EUR	500,000	536,068
BPCE SFH SA 0.01% 3/18/2031 (d)	EUR	200,000	198,443
BPCE SFH SA 0.5% 1/23/2035 (d)	EUR	100,000	90,488
BPCE SFH SA 1.125% 4/12/2030 (d)	EUR	200,000	213,854
BPCE SFH SA 3.25% 6/26/2035 (d)	EUR	200,000	226,606
BPCE SFH SA 3.375% 1/16/2036 (d)	EUR	100,000	114,168
BPCE SFH SA 3.375% 6/27/2033 (d)	EUR	400,000	462,334
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (d)	EUR	600,000	624,799
Caisse de Refinancement de l'Habitat SA 0.25% 2/7/2035 (d)	EUR	100,000	88,139
Caisse de Refinancement de l'Habitat SA 2.75% 4/12/2028 (d)	EUR	100,000	114,130
Caisse de Refinancement de l'Habitat SA 2.875% 3/25/2031 (d)	EUR	300,000	341,053
Caisse de Refinancement de l'Habitat SA 3% 4/25/2033 (d)	EUR	100,000	113,074
Caisse de Refinancement de l'Habitat SA 3.125% 6/3/2036 (d)	EUR	100,000	111,639
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (d)	EUR	900,000	754,668
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (d)	EUR	1,200,000	1,186,381
Caisse Francaise de Financement Local SA 1.5% 6/28/2038 (d)	EUR	100,000	90,943
Credit Mutuel Home Loan SFH SA 0.01% 5/6/2031 (d)	EUR	100,000	98,887
Credit Mutuel Home Loan SFH SA 3% 7/29/2032 (d)	EUR	100,000	113,614
Credit Mutuel Home Loan SFH SA 3.125% 11/17/2032 (d)	EUR	200,000	228,494
Edenred SE 3.625% 6/13/2031 (d)	EUR	100,000	115,261
UNEDIC ASSEO 0% 11/25/2028 (d)	EUR	200,000	213,898
UNEDIC ASSEO 0.25% 11/25/2029 (d)	EUR	600,000	627,942
UNEDIC ASSEO 0.25% 7/16/2035 (d)	EUR	400,000	342,958
UNEDIC ASSEO 0.875% 5/25/2028 (d)	EUR	400,000	441,253
UNEDIC ASSEO 1.25% 10/21/2027 (d)	EUR	100,000	112,142
UNEDIC ASSEO 1.25% 5/25/2033 (d)	EUR	1,000,000	1,001,558
UNEDIC ASSEO 1.5% 4/20/2032 (d)	EUR	100,000	104,357
UNEDIC ASSEO 1.75% 11/25/2032 (d)	EUR	500,000	523,547
			9,417,993
Insurance - 0.2%
AXA SA 1.375% 10/7/2041 (b)(d)	EUR	340,000	349,541
AXA SA 1.875% 7/10/2042 (b)(d)	EUR	253,000	260,522
AXA SA 3.375% 7/6/2047 (b)(d)	EUR	100,000	114,447
CNP Assurances SA 1.25% 1/27/2029 (d)	EUR	300,000	325,570
CNP Assurances SA 2.5% 6/30/2051 (b)(d)	EUR	100,000	107,758
Credit Agricole Assurances SA 1.5% 10/6/2031 (d)	EUR	100,000	102,839
Credit Agricole Assurances SA 2% 7/17/2030 (d)	EUR	200,000	215,120
Credit Agricole Assurances SA 5.875% 10/25/2033 (d)	EUR	100,000	127,454
Groupe des Assurances du Credit Mutuel SADIR 3.75% 4/30/2029 (d)	EUR	400,000	462,697
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (d)	EUR	700,000	779,786
			2,845,734
TOTAL FINANCIALS			50,745,876
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA 0.5% 6/5/2028 (d)	EUR	600,000	656,425
Industrials - 0.8%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (d)	EUR	166,000	159,695
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (d)	EUR	200,000	229,887
Cie de Saint-Gobain SA 3.625% 4/8/2034 (d)	EUR	100,000	114,607
Cie de Saint-Gobain SA 3.875% 11/29/2030 (d)	EUR	200,000	234,376
			578,870
Construction & Engineering - 0.1%
Bouygues SA 0.5% 2/11/2030 (d)	EUR	100,000	104,442
Bouygues SA 2.25% 6/29/2029 (d)	EUR	500,000	558,638
Bouygues SA 3.25% 6/30/2037 (d)	EUR	100,000	110,227
Bouygues SA 4.625% 6/7/2032 (d)	EUR	100,000	121,616
			894,923
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (d)	EUR	200,000	197,820
Ground Transportation - 0.4%
Ayvens SA 4% 7/5/2027 (d)	EUR	200,000	231,164
SNCF Reseau 0.75% 5/25/2036 (d)	EUR	300,000	257,590
SNCF Reseau 0.875% 1/22/2029 (d)	EUR	1,000,000	1,084,766
SNCF Reseau 1.125% 5/19/2027 (d)	EUR	1,100,000	1,239,191
SNCF Reseau 1.875% 3/30/2034 (d)	EUR	200,000	202,403
Societe Nationale SNCF SACA 0.625% 4/17/2030 (d)	EUR	500,000	522,342
Societe Nationale SNCF SACA 0.875% 2/28/2051 (d)	EUR	100,000	52,665
Societe Nationale SNCF SACA 3.125% 11/2/2027 (d)	EUR	500,000	574,288
Societe Nationale SNCF SACA 3.125% 5/25/2034 (d)	EUR	300,000	332,902
			4,497,311
Professional Services - 0.1%
Teleperformance SE 5.25% 11/22/2028 (d)	EUR	1,100,000	1,305,160
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 1% 1/5/2029 (d)	EUR	600,000	651,885
Aeroports de Paris SA 2.75% 4/2/2030 (d)	EUR	300,000	338,006
APRR SA 1.875% 1/6/2031 (d)	EUR	200,000	216,142
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (d)	EUR	300,000	329,659
Autoroutes du Sud de la France SA 3.25% 1/19/2033 (d)	EUR	200,000	225,023
La Poste SA 1.375% 4/21/2032 (d)	EUR	400,000	407,583
La Poste SA 3.75% 6/12/2030 (d)	EUR	100,000	116,589
			2,284,887
TOTAL INDUSTRIALS			9,918,666
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE 1.125% 6/23/2030 (d)	EUR	100,000	104,957
Capgemini SE 2% 4/15/2029 (d)	EUR	500,000	555,389
Capgemini SE 3.125% 9/25/2031 (d)	EUR	200,000	223,365
TOTAL INFORMATION TECHNOLOGY			883,711
Materials - 0.0%
Chemicals - 0.0%
Air Liquide Finance SA 3.5% 11/5/2037 (d)	EUR	100,000	112,243
Air Liquide Finance SA 3.5% 3/21/2035 (d)	EUR	100,000	114,591
Arkema SA 0.75% 12/3/2029 (d)	EUR	100,000	105,722
Arkema SA 3.5% 9/9/2033 (d)	EUR	100,000	112,485
TOTAL MATERIALS			445,041
Real Estate - 0.2%
Diversified REITs - 0.0%
Covivio SA/France 1.625% 6/23/2030 (d)	EUR	200,000	214,737
ICADE 1.625% 2/28/2028 (d)	EUR	300,000	333,559
			548,296
Office REITs - 0.1%
Gecina SA 1.375% 1/26/2028 (d)	EUR	200,000	222,741
Gecina SA 3.375% 8/4/2035 (d)	EUR	100,000	111,153
Westfield America Management Ltd 2.625% 3/30/2029 (d)	GBP	360,000	448,750
			782,644
Retail REITs - 0.1%
Klepierre SA 0.875% 2/17/2031 (d)	EUR	100,000	102,302
Klepierre SA 3.875% 9/23/2033 (d)	EUR	100,000	115,945
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (d)	EUR	500,000	542,271
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (d)	EUR	120,000	130,675
Unibail-Rodamco-Westfield SE 1.75% 7/1/2049 (d)	EUR	100,000	67,850
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (d)	EUR	400,000	460,231
			1,419,274
TOTAL REAL ESTATE			2,750,214
Utilities - 0.6%
Electric Utilities - 0.2%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (d)	EUR	100,000	110,718
Electricite de France SA 1% 11/29/2033 (d)	EUR	100,000	94,933
Electricite de France SA 2% 12/9/2049 (d)	EUR	400,000	279,690
Electricite de France SA 4.625% 1/25/2043 (d)	EUR	100,000	114,948
Electricite de France SA 5.5% 1/25/2035 (d)	GBP	400,000	519,790
Electricite de France SA 6.5% 11/8/2064 (d)	GBP	100,000	126,509
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (d)	EUR	1,200,000	1,325,339
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (d)	EUR	500,000	485,913
RTE Reseau de Transport d'Electricite SADIR 2.125% 9/27/2038 (d)	EUR	100,000	94,349
RTE Reseau de Transport d'Electricite SADIR 2.625% 7/8/2029 (d)	EUR	100,000	112,922
RTE Reseau de Transport d'Electricite SADIR 3.5% 4/30/2033 (d)	EUR	100,000	114,144
			3,379,255
Multi-Utilities - 0.4%
Engie SA 0.375% 10/26/2029 (d)	EUR	700,000	733,715
Engie SA 1.25% 10/24/2041 (d)	EUR	300,000	226,371
Engie SA 1.75% 3/27/2028 (d)	EUR	1,000,000	1,121,728
Engie SA 1.875% 9/19/2033 (d)	EUR	100,000	102,109
Engie SA 3.25% 1/11/2032 (d)	EUR	200,000	227,214
Engie SA 3.875% 3/6/2036 (d)	EUR	100,000	115,281
Engie SA 4.25% 1/11/2043 (d)	EUR	100,000	112,118
Engie SA 5.625% 4/3/2053 (d)	GBP	100,000	117,144
Veolia Environnement SA 0.664% 1/15/2031 (d)	EUR	100,000	101,557
Veolia Environnement SA 1.25% 4/15/2028 (d)	EUR	100,000	110,813
Veolia Environnement SA 1.25% 5/14/2035 (d)	EUR	100,000	92,887
Veolia Environnement SA 1.5% 4/3/2029 (d)	EUR	1,100,000	1,205,249
Veolia Environnement SA 1.625% 9/17/2030 (d)	EUR	200,000	213,757
Veolia Environnement SA 3.324% 6/17/2032 (d)	EUR	100,000	113,540
			4,593,483
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (d)	EUR	100,000	113,147
Suez SACA 2.375% 5/24/2030 (d)	EUR	200,000	220,494
Suez SACA 2.875% 5/24/2034 (d)	EUR	100,000	106,559
Suez SACA 4.625% 11/3/2028 (d)	EUR	100,000	117,516
			557,716
TOTAL UTILITIES			8,530,454
TOTAL FRANCE			82,307,992
GERMANY - 4.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG 1.375% 7/5/2034 (d)	EUR	240,000	236,607
Deutsche Telekom AG 1.75% 12/9/2049 (d)	EUR	50,000	36,142
Deutsche Telekom AG 1.75% 3/25/2031 (d)	EUR	420,000	455,829
Deutsche Telekom AG 3.125% 2/6/2034 (d)	GBP	60,000	70,227
Deutsche Telekom AG 3.25% 3/20/2036 (d)	EUR	180,000	200,381
			999,186
Media - 0.0%
Bertelsmann SE & Co KGaA 3.5% 5/29/2029 (d)	EUR	500,000	577,488
TOTAL COMMUNICATION SERVICES			1,576,674
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Robert Bosch GmbH 4% 6/2/2035 (d)	EUR	200,000	231,866
Robert Bosch GmbH 4.375% 6/2/2043 (d)	EUR	100,000	113,188
			345,054
Automobiles - 0.4%
BMW Canada Inc 3.7% 9/5/2029	CAD	360,000	254,608
BMW Finance NV 1.5% 2/6/2029 (d)	EUR	86,000	94,626
BMW Finance NV 3.25% 5/20/2031 (d)	EUR	490,000	557,666
BMW Finance NV 3.25% 7/22/2030 (d)	EUR	350,000	402,722
BMW Finance NV 3.75% 11/20/2034 (d)	EUR	200,000	228,788
BMW US Capital LLC 3.375% 2/2/2034 (d)	EUR	100,000	111,545
Mercedes-Benz Finance Canada Inc 4.7% 10/10/2030 (d)	GBP	200,000	264,712
Mercedes-Benz Finance Canada Inc 5.12% 6/27/2028	CAD	1,140,000	831,595
Mercedes-Benz Group AG 1.125% 8/8/2034 (d)	EUR	267,000	252,825
Mercedes-Benz Group AG 1.5% 7/3/2029 (d)	EUR	44,000	48,017
Mercedes-Benz Group AG 2.375% 5/22/2030 (d)	EUR	100,000	111,135
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (d)	EUR	410,000	470,519
Volkswagen Financial Services NV 5.25% 7/14/2031 (d)	GBP	600,000	793,478
Volkswagen International Finance NV 1.625% 1/16/2030 (d)	EUR	45,000	48,214
Volkswagen International Finance NV 3.25% 11/18/2030 (d)	EUR	200,000	225,904
Volkswagen International Finance NV 4.125% 11/16/2038 (d)	EUR	200,000	221,649
			4,918,003
TOTAL CONSUMER DISCRETIONARY			5,263,057
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (d)	EUR	100,000	110,643
Vier Gas Transport GmbH 3.375% 11/11/2031 (d)	EUR	100,000	113,704
TOTAL ENERGY			224,347
Financials - 2.7%
Banks - 0.7%
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	188,606
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	58,362
Commerzbank AG 1.375% 12/29/2031 (b)(d)	EUR	300,000	341,176
Commerzbank AG 1.5% 8/28/2028 (d)	EUR	100,000	111,673
Commerzbank AG 1.875% 2/28/2028 (d)	EUR	700,000	786,671
Commerzbank AG 2.75% 1/9/2031 (d)	EUR	860,000	976,320
Commerzbank AG 3.125% 11/26/2030 (b)(d)	EUR	500,000	566,969
Commerzbank AG 3.125% 6/6/2030 (b)(d)	EUR	200,000	227,266
Commerzbank AG 4.125% 6/30/2037 (b)(d)	EUR	100,000	114,941
Commerzbank AG 4.625% 3/21/2028 (b)(d)	EUR	300,000	347,059
Deutsche Kreditbank AG 3.5% 2/4/2041 (d)	EUR	160,000	183,451
Hamburg Commercial Bank AG 4.875% 3/30/2027 (d)	EUR	270,000	312,776
ING-DiBa AG 3.125% 2/16/2036 (d)	EUR	100,000	113,642
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	555,775
Investitionsbank Berlin 3.375% 5/29/2036	EUR	200,000	231,996
Landesbank Baden-Wuerttemberg 0.25% 5/19/2033 (d)	EUR	1,020,000	967,118
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (d)	EUR	100,000	105,929
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (d)	EUR	200,000	229,171
Landesbank Hessen-Thueringen Girozentrale 0.5% 1/19/2037 (d)	EUR	100,000	86,106
Landesbank Hessen-Thueringen Girozentrale 2.375% 5/21/2029 (d)	EUR	400,000	451,973
Lloyds Bank GmbH 2.875% 9/9/2032 (d)	EUR	300,000	339,529
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (d)	EUR	60,000	64,552
NRW Bank 0.5% 6/17/2041 (d)	EUR	50,000	36,840
NRW Bank 0.875% 4/12/2034	EUR	387,000	376,448
NRW Bank 1.25% 5/13/2049	EUR	110,000	76,864
NRW Bank 1.625% 8/3/2032 (d)	EUR	740,000	784,874
UniCredit Bank GmbH 0.01% 1/21/2036 (d)	EUR	180,000	150,049
UniCredit Bank GmbH 0.25% 1/15/2032 (d)	EUR	39,000	38,373
UniCredit Bank GmbH 0.375% 1/17/2033 (d)	EUR	200,000	192,248
UniCredit Bank GmbH 0.85% 5/22/2034 (d)	EUR	102,000	97,534
			9,114,291
Capital Markets - 0.1%
Deutsche Bank AG 1.375% 2/17/2032 (b)(d)	EUR	200,000	207,853
Deutsche Bank AG 1.875% 2/23/2028 (b)(d)	EUR	200,000	227,019
Deutsche Bank AG 3.25% 5/24/2028 (b)(d)	EUR	100,000	114,547
Deutsche Bank AG 3.375% 2/13/2031 (b)(d)	EUR	200,000	227,744
Deutsche Bank AG 4% 6/24/2032 (b)(d)	EUR	100,000	114,664
Deutsche Bank AG 4.125% 4/4/2030 (b)(d)	EUR	200,000	233,279
Deutsche Bank AG 6.125% 12/12/2030 (b)(d)	GBP	300,000	411,154
Deutsche Boerse AG 0.125% 2/22/2031 (d)	EUR	100,000	100,087
Deutsche Boerse AG 1.5% 4/4/2032 (d)	EUR	100,000	104,211
			1,740,558
Consumer Finance - 0.1%
Grenke Finance PLC 5.75% 7/6/2029 (d)	EUR	100,000	120,325
Volkswagen Financial Services AG 0.375% 2/12/2030 (d)	EUR	70,000	71,822
Volkswagen Financial Services AG 0.875% 1/31/2028 (d)	EUR	630,000	695,160
Volkswagen Financial Services AG 3.375% 4/6/2028 (d)	EUR	32,000	36,726
			924,033
Financial Services - 1.7%
Aareal Bank AG 0.01% 2/1/2028 (d)	EUR	100,000	109,289
Aareal Bank AG 3% 8/5/2031 (d)	EUR	280,000	319,015
Bausparkasse Schwaebisch Hall AG 0.2% 10/28/2031	EUR	100,000	98,955
DZ HYP AG 2.75% 2/27/2032	EUR	1,040,000	1,176,952
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (d)	EUR	190,000	137,831
Free and Hanseatic City of Hamburg 1.2% 6/3/2033 (d)	EUR	390,000	395,913
Free and Hanseatic City of Hamburg 2.875% 6/26/2035	EUR	160,000	179,610
KfW 0% 9/15/2028 (d)	EUR	442,000	477,032
KfW 0% 9/17/2030 (d)	EUR	261,000	266,394
KfW 0.01% 5/5/2027 (d)	EUR	38,000	42,526
KfW 0.05% 9/29/2034 (d)	EUR	1,284,000	1,157,034
KfW 0.375% 5/20/2036 (d)	EUR	1,800,000	1,588,003
KfW 0.625% 1/7/2028	EUR	1,834,000	2,036,449
KfW 0.75% 12/7/2027 (d)	GBP	320,000	404,573
KfW 0.75% 6/28/2028	EUR	72,000	79,334
KfW 0.875% 7/4/2039 (d)	EUR	110,000	93,945
KfW 1.375% 2/2/2028 (d)	SEK	310,000	31,480
KfW 2.375% 4/11/2028 (d)	EUR	2,010,000	2,287,977
KfW 2.625% 1/10/2034 (d)	EUR	420,000	469,661
KfW 2.75% 2/14/2033 (d)	EUR	2,470,000	2,800,782
KfW 2.875% 12/28/2029 (d)	EUR	740,000	850,606
KfW 3.75% 1/9/2029 (d)	GBP	2,020,000	2,645,972
KfW 4.2% 2/8/2029	AUD	700,000	479,818
KfW 4.45% 1/16/2030	AUD	690,000	475,147
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (d)	EUR	480,000	484,119
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (d)	EUR	42,000	43,801
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (d)	GBP	19,000	24,850
Landwirtschaftliche Rentenbank 2.125% 12/15/2028 (d)	GBP	740,000	932,677
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (d)	AUD	60,000	40,921
Landwirtschaftliche Rentenbank 2.625% 7/8/2032 (d)	EUR	830,000	935,933
Landwirtschaftliche Rentenbank 3% 11/14/2034 (d)	EUR	340,000	388,997
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	239,747
Volkswagen Leasing GmbH 0.625% 7/19/2029 (d)	EUR	50,000	52,635
Volkswagen Leasing GmbH 4% 4/11/2031 (d)	EUR	290,000	336,935
			22,084,913
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (d)	EUR	200,000	218,136
Allianz SE 1.301% 9/25/2049 (b)(d)	EUR	400,000	427,400
Allianz SE 4.252% 7/5/2052 (b)(d)	EUR	200,000	233,159
Hannover Rueck SE 1.75% 10/8/2040 (b)(d)	EUR	200,000	212,402
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1% 5/26/2042 (b)(d)	EUR	200,000	197,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(d)	EUR	200,000	206,237
			1,494,626
TOTAL FINANCIALS			35,358,421
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.5% 9/14/2032 (d)	EUR	100,000	119,199
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (d)	EUR	300,000	302,601
Bayer AG 4.625% 5/26/2033 (d)	EUR	120,000	144,833
			447,434
TOTAL HEALTH CARE			566,633
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (d)	EUR	100,000	115,426
Deutsche Post AG 3.5% 3/25/2036 (d)	EUR	150,000	170,189
Deutsche Post AG 3.75% 11/25/2037 (d)	EUR	70,000	79,680
			365,295
Electrical Equipment - 0.1%
Eurogrid GmbH 0.741% 4/21/2033 (d)	EUR	100,000	94,730
Eurogrid GmbH 3.598% 2/1/2029 (d)	EUR	600,000	694,163
Eurogrid GmbH 3.732% 10/18/2035 (d)	EUR	100,000	113,450
			902,343
Ground Transportation - 0.0%
Deutsche Bahn AG 0.625% 12/8/2050 (d)	EUR	144,000	77,774
Deutsche Bahn AG 0.625% 4/15/2036 (d)	EUR	260,000	228,271
Deutsche Bahn AG 0.875% 6/23/2039 (d)	EUR	198,000	161,296
Deutsche Bahn AG 1.5% 12/8/2032 (d)	EUR	110,000	113,867
			581,208
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (d)	EUR	24,000	25,331
Siemens Financieringsmaatschappij NV 1.25% 2/28/2031 (d)	EUR	690,000	734,528
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (d)	EUR	23,000	21,167
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (d)	EUR	500,000	573,923
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (d)	EUR	100,000	112,679
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (d)	EUR	200,000	228,154
Siemens Financieringsmaatschappij NV 3.125% 5/27/2033 (d)	EUR	200,000	227,300
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (d)	EUR	100,000	108,436
Siemens Financieringsmaatschappij NV 4% 5/27/2045 (d)	EUR	100,000	113,002
			2,144,520
Machinery - 0.0%
Traton Finance Luxembourg SA 1.25% 3/24/2033 (d)	EUR	100,000	97,068
Traton Finance Luxembourg SA 2.875% 8/26/2028 (d)	EUR	400,000	453,351
			550,419
TOTAL INDUSTRIALS			4,543,785
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3% 2/16/2031 (d)	EUR	300,000	338,171
Materials - 0.1%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (d)	EUR	200,000	238,779
Construction Materials - 0.1%
Heidelberg Materials Finance Luxembourg SA 3% 7/10/2030 (d)	EUR	450,000	509,566
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (d)	EUR	100,000	122,750
			632,316
TOTAL MATERIALS			871,095
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 0.375% 4/15/2027 (d)	EUR	200,000	223,784
Aroundtown SA 1.45% 7/9/2028 (d)	EUR	100,000	110,103
Aroundtown SA 3.625% 4/10/2031 (d)	GBP	120,000	145,553
LEG Immobilien SE 0.75% 6/30/2031 (d)	EUR	100,000	99,649
LEG Immobilien SE 0.875% 1/17/2029 (d)	EUR	200,000	215,309
LEG Immobilien SE 0.875% 11/28/2027 (d)	EUR	100,000	110,953
LEG Immobilien SE 1% 11/19/2032 (d)	EUR	100,000	96,478
Vonovia SE 0.625% 10/7/2027 (d)	EUR	200,000	222,080
Vonovia SE 0.75% 9/1/2032 (d)	EUR	100,000	95,873
Vonovia SE 1% 1/28/2041 (d)	EUR	100,000	70,878
Vonovia SE 1% 6/16/2033 (d)	EUR	400,000	377,945
Vonovia SE 1.5% 6/14/2041 (d)	EUR	100,000	76,796
Vonovia SE 4.5% 11/12/2040 (d)	EUR	100,000	113,106
TOTAL REAL ESTATE			1,958,507
Utilities - 0.3%
Electric Utilities - 0.2%
Amprion GmbH 0.625% 9/23/2033 (d)	EUR	200,000	185,451
Amprion GmbH 3.45% 9/22/2027 (d)	EUR	100,000	114,812
Amprion GmbH 3.971% 9/22/2032 (d)	EUR	600,000	703,295
Amprion GmbH 4.125% 9/7/2034 (d)	EUR	100,000	117,476
E.ON International Finance BV 1.5% 7/31/2029 (d)	EUR	115,000	125,692
E.ON International Finance BV 3.5% 9/3/2035 (d)	EUR	300,000	337,836
E.ON International Finance BV 5.75% 2/14/2033 (d)	EUR	130,000	168,061
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	100,000	109,182
EnBW International Finance BV 0.5% 3/1/2033 (d)	EUR	391,000	372,238
EnBW International Finance BV 3.75% 11/20/2035 (d)	EUR	120,000	137,322
EnBW International Finance BV 4% 7/22/2036 (d)	EUR	120,000	139,864
			2,511,229
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 2.75% 5/24/2030 (d)	EUR	120,000	135,799
Multi-Utilities - 0.1%
E.ON SE 0.35% 2/28/2030 (d)	EUR	750,000	778,161
E.ON SE 0.75% 2/20/2028 (d)	EUR	99,000	109,460
E.ON SE 0.875% 10/18/2034 (d)	EUR	117,000	108,833
E.ON SE 0.875% 8/20/2031 (d)	EUR	200,000	202,774
E.ON SE 3.5% 1/12/2028 (d)	EUR	140,000	161,436
E.ON SE 4.125% 3/25/2044 (d)	EUR	110,000	125,369
E.ON SE 5.461% 10/21/2035 (d)	AUD	260,000	173,277
			1,659,310
TOTAL UTILITIES			4,306,338
TOTAL GERMANY			55,007,028
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank SA 3.25% 3/12/2030 (b)(d)	EUR	260,000	295,649
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd/The/Sydney 5.1% 3/3/2028 (d)	AUD	250,000	173,378
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 4.625% 5/20/2035 (b)(d)	EUR	110,000	129,442
AIB Group PLC 4.625% 7/23/2029 (b)(d)	EUR	250,000	293,772
Bank of Ireland Group PLC 3.625% 5/19/2032 (b)(d)	EUR	170,000	195,961
TOTAL FINANCIALS			619,175
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1% 9/22/2033 (d)	EUR	100,000	95,448
Utilities - 0.1%
Electric Utilities - 0.1%
ESB Finance DAC 1.125% 6/11/2030 (d)	EUR	135,000	142,425
ESB Finance DAC 1.875% 7/21/2035 (d)	GBP	130,000	129,619
ESB Finance DAC 2.125% 11/5/2033 (d)	EUR	130,000	134,272
ESB Finance DAC 4% 10/3/2028 (d)	EUR	250,000	290,992
TOTAL UTILITIES			697,308
TOTAL IRELAND			1,411,931
ITALY - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA 3.5% 5/26/2031 (d)	EUR	220,000	253,285
Eni SpA 3.625% 5/19/2027 (d)(e)	EUR	100,000	115,561
Eni SpA 4.25% 5/19/2033 (d)	EUR	290,000	344,231
TOTAL ENERGY			713,077
Financials - 0.5%
Banks - 0.4%
Credit Agricole Italia SpA 0.375% 1/20/2032 (d)	EUR	300,000	295,731
Credit Agricole Italia SpA 3.5% 1/15/2030 (d)	EUR	500,000	581,797
Iccrea Banca SpA 3.5% 6/5/2034 (d)	EUR	120,000	139,024
Iccrea Banca SpA 4% 11/8/2027 (d)	EUR	140,000	162,419
Intesa Sanpaolo SpA 0.75% 3/16/2028 (d)	EUR	360,000	397,102
Intesa Sanpaolo SpA 2.5% 1/15/2030 (d)	GBP	100,000	122,836
Intesa Sanpaolo SpA 2.925% 10/14/2030 (d)	EUR	230,000	257,801
Intesa Sanpaolo SpA 4.875% 5/19/2030 (d)	EUR	200,000	242,202
Intesa Sanpaolo SpA 5.125% 8/29/2031 (d)	EUR	100,000	123,615
Intesa Sanpaolo SpA 6.625% 5/31/2033 (d)	GBP	140,000	199,616
Mediobanca Banca di Credito Finanziario SpA 1.25% 11/24/2029 (d)	EUR	110,000	119,125
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (d)	EUR	160,000	182,170
Mediobanca Banca di Credito Finanziario SpA 2.625% 8/5/2030 (d)	EUR	210,000	236,781
Mediobanca Banca di Credito Finanziario SpA 4.625% 2/7/2029 (b)(d)	EUR	200,000	233,415
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(d)	EUR	100,000	115,584
UniCredit SpA 0.85% 1/19/2031 (d)	EUR	340,000	349,974
UniCredit SpA 2.2% 7/22/2027 (b)(d)	EUR	490,000	559,784
UniCredit SpA 3.2% 9/22/2031 (b)(d)	EUR	330,000	372,786
UniCredit SpA 4.3% 1/23/2031 (b)(d)	EUR	510,000	601,469
UniCredit SpA 4.45% 2/16/2029 (b)(d)	EUR	320,000	373,025
UniCredit SpA 5.375% 4/16/2034 (b)(d)	EUR	340,000	405,503
			6,071,759
Insurance - 0.1%
Generali 1.713% 6/30/2032 (d)	EUR	100,000	102,738
Generali 2.124% 10/1/2030 (d)	EUR	480,000	522,648
Generali 2.429% 7/14/2031 (d)	EUR	290,000	316,449
Generali 5.5% 10/27/2047 (b)(d)	EUR	100,000	117,136
			1,058,971
TOTAL FINANCIALS			7,130,730
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeroporti di Roma SpA 1.625% 2/2/2029 (d)	EUR	510,000	560,729
Autostrade per l'Italia SpA 1.875% 9/26/2029 (d)	EUR	460,000	502,547
Autostrade per l'Italia SpA 2% 12/4/2028 (d)	EUR	200,000	222,247
Autostrade per l'Italia SpA 2.25% 1/25/2032 (d)	EUR	100,000	106,393
TOTAL INDUSTRIALS			1,391,916
Utilities - 0.3%
Electric Utilities - 0.2%
ENEL Finance International NV 0.375% 6/17/2027 (d)	EUR	220,000	245,619
ENEL Finance International NV 0.75% 6/17/2030 (b)(d)	EUR	110,000	114,225
ENEL Finance International NV 0.875% 1/17/2031 (d)	EUR	400,000	410,892
ENEL Finance International NV 0.875% 9/28/2034 (d)	EUR	100,000	91,687
ENEL Finance International NV 2.875% 4/11/2029 (d)	GBP	636,000	801,205
ENEL Finance International NV 4% 2/20/2031 (d)	EUR	410,000	481,475
Enel SpA 3.5% 5/26/2030 (d)	EUR	380,000	438,672
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (d)	EUR	120,000	126,681
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (d)	EUR	150,000	168,674
Terna - Rete Elettrica Nazionale 3.125% 2/17/2032 (d)	EUR	160,000	180,581
			3,059,711
Gas Utilities - 0.1%
Italgas SpA 1% 12/11/2031 (d)	EUR	210,000	211,677
Snam SpA 0.75% 6/20/2029 (d)	EUR	420,000	448,318
Snam SpA 3.25% 7/1/2032 (d)	EUR	110,000	124,318
Snam SpA 3.875% 2/19/2034 (d)	EUR	100,000	115,803
			900,116
Multi-Utilities - 0.0%
A2A SpA 0.625% 7/15/2031 (d)	EUR	140,000	139,890
A2A SpA 3.25% 5/24/2032 (d)	EUR	130,000	146,944
ACEA SpA 1.5% 6/8/2027 (d)	EUR	217,000	244,943
Hera SpA 0.875% 7/5/2027 (d)	EUR	190,000	212,903
			744,680
TOTAL UTILITIES			4,704,507
TOTAL ITALY			13,940,230
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 0.342% 3/3/2030 (d)	EUR	580,000	595,881
NTT Finance Corp 3.678% 7/16/2033 (d)	EUR	210,000	239,674
NTT Finance Corp 4.091% 7/16/2037 (d)	EUR	180,000	206,956
TOTAL COMMUNICATION SERVICES			1,042,511
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 1% 11/26/2029 (d)	EUR	350,000	371,825
Financials - 0.3%
Banks - 0.3%
Development Bank of Japan Inc 2.5% 9/4/2029 (d)	EUR	200,000	225,486
Development Bank of Japan Inc 3.125% 4/13/2028 (d)	EUR	140,000	160,725
Japan Bank for International Cooperation 4.625% 1/28/2030	GBP	350,000	466,181
Mitsubishi UFJ Financial Group Inc 3.556% 9/5/2032 (b)(d)	EUR	220,000	252,569
Mizuho Financial Group Inc 0.797% 4/15/2030 (d)	EUR	470,000	490,964
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	66,730
Mizuho Financial Group Inc 3.295% 5/13/2033 (b)(d)	EUR	160,000	180,472
Mizuho Financial Group Inc 4.416% 5/20/2033 (d)	EUR	100,000	119,660
Mizuho Financial Group Inc 5.628% 6/13/2028 (d)	GBP	380,000	512,911
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (d)	EUR	210,000	221,041
Sumitomo Mitsui Financial Group Inc 3.318% 10/7/2031 (d)	EUR	210,000	240,415
Sumitomo Mitsui Financial Group Inc 3.573% 5/28/2032 (d)	EUR	120,000	137,408
			3,074,562
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.125% 7/11/2029 (d)	EUR	280,000	319,945
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (d)	EUR	300,000	345,691
			665,636
TOTAL FINANCIALS			3,740,198
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	138,487
Industrials - 0.0%
Ground Transportation - 0.0%
East Japan Railway Co 1.104% 9/15/2039 (d)	EUR	160,000	130,052
East Japan Railway Co 1.162% 9/15/2028 (d)	GBP	210,000	259,286
East Japan Railway Co 3.533% 9/4/2036 (d)	EUR	130,000	146,115
East Japan Railway Co 3.727% 9/2/2037 (d)	EUR	120,000	135,725
TOTAL INDUSTRIALS			671,178
TOTAL JAPAN			5,964,199
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
SES SA 0.875% 11/4/2027 (d)	EUR	330,000	364,201
Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (d)	EUR	514,000	574,712
Prologis International Funding II SA 2.375% 11/14/2030 (d)	EUR	230,000	251,662
Prologis International Funding II SA 3.125% 6/1/2031 (d)	EUR	120,000	135,049
			961,423
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (d)	EUR	313,000	352,460
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (d)	EUR	200,000	219,291
Logicor Financing Sarl 1.625% 7/15/2027 (d)	EUR	290,000	326,520
Logicor Financing Sarl 4.25% 7/18/2029 (d)	EUR	340,000	396,752
P3 Group Sarl 1.625% 1/26/2029 (d)	EUR	220,000	240,910
			1,535,933
TOTAL REAL ESTATE			2,497,356
TOTAL LUXEMBOURG			2,861,557
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	111,890
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	225,383
TOTAL COMMUNICATION SERVICES			337,273
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (d)	EUR	100,000	115,974
TOTAL MEXICO			453,247
MULTI-NATIONAL - 1.9%
Financials - 1.9%
Banks - 1.6%
African Development Bank 0.875% 5/24/2028	EUR	87,000	96,080
Asian Development Bank 1.95% 7/22/2032	EUR	610,000	661,592
Asian Development Bank 3.3% 8/8/2028 (d)	AUD	55,000	37,039
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	410,040
Council Of Europe Development Bank 0% 4/9/2027 (d)	EUR	33,000	36,987
Council Of Europe Development Bank 1% 4/13/2029 (d)	EUR	210,000	228,833
Council Of Europe Development Bank 2.75% 6/19/2035 (d)	EUR	480,000	534,134
European Investment Bank 0% 6/17/2027	EUR	215,000	239,810
European Investment Bank 0% 9/9/2030 (d)	EUR	309,000	315,798
European Investment Bank 0.01% 5/15/2041 (d)	EUR	330,000	227,767
European Investment Bank 0.05% 10/13/2034 (d)	EUR	1,677,000	1,513,118
European Investment Bank 0.05% 11/15/2029 (d)	EUR	2,750,000	2,880,424
European Investment Bank 0.125% 6/20/2029 (d)	EUR	578,000	613,488
European Investment Bank 0.2% 3/17/2036	EUR	1,350,000	1,172,146
European Investment Bank 0.25% 1/20/2032 (d)	EUR	530,000	527,008
European Investment Bank 0.75% 7/15/2027	AUD	340,000	226,124
European Investment Bank 1% 4/14/2032 (d)	EUR	736,000	760,511
European Investment Bank 1.125% 4/13/2033 (d)	EUR	265,000	270,526
European Investment Bank 1.3% 1/27/2031	AUD	260,000	154,815
European Investment Bank 2.875% 6/18/2035 (d)	EUR	2,410,000	2,718,419
European Investment Bank 3.625% 1/12/2032 (d)	GBP	550,000	701,001
European Investment Bank 4.25% 10/22/2030 (d)	GBP	1,110,000	1,465,912
European Investment Bank 4.25% 3/19/2029	AUD	1,060,000	726,890
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	79,660
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	170,736
International Development Association 0% 7/15/2031 (d)	EUR	110,000	109,082
International Development Association 0.35% 4/22/2036 (d)	EUR	400,000	349,709
International Development Association 0.7% 1/17/2042 (d)	EUR	297,000	226,099
International Development Association 2.5% 5/28/2030 (d)	EUR	480,000	542,524
International Development Association 2.75% 9/3/2032 (d)	EUR	1,110,000	1,257,111
International Development Association 3.625% 10/28/2050 (d)	EUR	60,000	67,052
International Development Association 4% 8/29/2030 (d)	AUD	500,000	336,873
International Development Association 4.75% 10/14/2031 (d)	GBP	230,000	309,512
Nordic Investment Bank 3.125% 5/30/2033 (d)	EUR	340,000	393,553
			20,360,373
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	748,938
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	294,560
International Bank for Reconstruction & Development 1.1% 11/18/2030	AUD	960,000	571,312
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	403,000	402,076
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	123,456
International Bank for Reconstruction & Development 3% 7/23/2035	EUR	660,000	749,501
International Bank for Reconstruction & Development 3.1% 4/14/2038	EUR	260,000	291,800
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	141,482
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	162,467
International Finance Corp 3.15% 6/26/2029 (d)	AUD	90,000	59,792
International Finance Corp 4.5% 10/2/2028	GBP	370,000	492,812
International Finance Corp 4.5% 5/20/2030 (d)	AUD	860,000	591,009
			4,629,205
TOTAL FINANCIALS			24,989,578
Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (d)	EUR	421,000	377,177
TOTAL MULTI-NATIONAL			25,366,755
NETHERLANDS - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (d)	EUR	300,000	351,666
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 1.25% 5/7/2033 (d)	EUR	220,000	218,539
Heineken NV 1.75% 5/7/2040 (d)	EUR	160,000	139,729
Heineken NV 3.872% 10/3/2037 (d)	EUR	220,000	251,677
			609,945
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (d)	EUR	120,000	124,546
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (d)	EUR	130,000	138,014
Magnum Icc Finance BV 4% 11/26/2037 (d)	EUR	100,000	112,591
			250,605
TOTAL CONSUMER STAPLES			985,096
Financials - 1.5%
Banks - 1.5%
ABN AMRO Bank NV 0.375% 1/14/2035 (d)	EUR	300,000	272,852
ABN AMRO Bank NV 0.5% 9/23/2029 (d)	EUR	300,000	315,101
ABN AMRO Bank NV 1.375% 1/12/2037 (d)	EUR	400,000	379,888
ABN AMRO Bank NV 2.625% 8/30/2027 (d)	EUR	100,000	114,130
ABN AMRO Bank NV 3.875% 1/15/2032 (d)	EUR	100,000	116,471
ABN AMRO Bank NV 4.375% 10/20/2028 (d)	EUR	400,000	470,126
ABN AMRO Bank NV 4.5% 11/21/2034 (d)	EUR	100,000	121,387
ABN AMRO Bank NV 4.625% 11/8/2030 (d)	GBP	400,000	522,338
ABN AMRO Bank NV 5.125% 2/22/2033 (b)(d)	EUR	200,000	233,802
Achmea Bank NV 2.5% 6/25/2030 (d)	EUR	100,000	112,537
Achmea Bank NV 2.75% 5/19/2032 (d)	EUR	100,000	112,841
Achmea Bank NV 2.75% 9/15/2032 (d)	EUR	100,000	112,549
BNG Bank NV 0% 1/20/2031 (d)	EUR	120,000	120,618
BNG Bank NV 0.75% 1/24/2029 (d)	EUR	2,384,000	2,593,090
BNG Bank NV 1.0825% 1/28/2041 (d)	CHF	50,000	62,531
BNG Bank NV 3% 1/11/2033 (d)	EUR	1,290,000	1,476,054
BNG Bank NV 3.25% 4/10/2036 (d)	EUR	590,000	677,594
BNG Bank NV 3.3% 7/17/2028 (d)	AUD	1,267,000	852,146
BNG Bank NV 4.25% 2/15/2029 (d)	GBP	570,000	754,685
Cooperatieve Rabobank UA 0.125% 12/1/2031 (d)	EUR	100,000	98,522
Cooperatieve Rabobank UA 0.625% 2/25/2033 (d)	EUR	100,000	96,022
Cooperatieve Rabobank UA 1.125% 5/7/2031 (d)	EUR	100,000	103,303
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(d)	GBP	200,000	257,944
Cooperatieve Rabobank UA 3.064% 2/1/2034 (d)	EUR	400,000	457,218
Cooperatieve Rabobank UA 3.202% 5/6/2036 (d)	EUR	400,000	457,651
Cooperatieve Rabobank UA 4% 1/10/2030 (d)	EUR	500,000	587,006
ING Bank NV 0.75% 2/18/2029 (d)	EUR	100,000	108,436
ING Bank NV 2.5% 9/2/2030 (d)	EUR	400,000	450,044
ING Bank NV 2.625% 1/10/2028 (d)	EUR	100,000	114,032
ING Bank NV 3% 5/21/2034 (d)	EUR	300,000	340,620
ING Bank NV 3% 9/2/2035 (d)	EUR	100,000	112,620
ING Groep NV 0.25% 2/1/2030 (b)(d)	EUR	200,000	212,059
ING Groep NV 0.25% 2/18/2029 (b)(d)	EUR	500,000	545,762
ING Groep NV 1% 11/16/2032 (b)(d)	EUR	500,000	555,823
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	500,000	563,069
ING Groep NV 3.5% 9/3/2030 (b)(d)	EUR	300,000	345,084
ING Groep NV 3.875% 8/20/2037 (b)(d)	EUR	100,000	113,547
ING Groep NV 4.375% 8/15/2034 (b)(d)	EUR	300,000	349,501
ING Groep NV 4.75% 5/23/2034 (b)(d)	EUR	200,000	243,526
ING Groep NV 4.875% 11/14/2027 (b)(d)	EUR	200,000	230,342
ING Groep NV 4.875% 9/17/2032 (b)(d)	GBP	400,000	526,170
ING Groep NV 5% 2/20/2035 (b)(d)	EUR	100,000	119,038
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (d)	EUR	700,000	768,545
Nationale-Nederlanden Bank NV/The Netherlands 3.25% 5/28/2027 (d)	EUR	200,000	229,673
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (d)	EUR	748,000	572,060
Nederlandse Waterschapsbank NV 1.5% 4/27/2038 (d)	EUR	230,000	215,474
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (d)	AUD	40,000	26,632
Nederlandse Waterschapsbank NV 4.8% 8/5/2031	AUD	300,000	207,477
			18,427,940
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (d)	EUR	170,000	190,884
EXOR NV 3.75% 2/14/2033 (d)	EUR	110,000	126,220
			317,104
Insurance - 0.0%
ASR Nederland NV 3.375% 5/2/2049 (b)(d)	EUR	100,000	113,694
NN Group NV 4.625% 1/13/2048 (b)(d)	EUR	180,000	208,661
			322,355
TOTAL FINANCIALS			19,067,399
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (d)	EUR	110,000	121,942
Koninklijke Philips NV 3.25% 5/23/2030 (d)	EUR	220,000	251,094
TOTAL HEALTH CARE			373,036
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (d)	EUR	117,000	130,454
Royal Schiphol Group NV 3.625% 11/20/2035 (d)	EUR	100,000	113,976
TOTAL INDUSTRIALS			244,430
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV 4% 5/24/2033 (d)	EUR	120,000	138,028
DSM BV 3.625% 7/2/2034 (d)	EUR	120,000	137,037
TOTAL MATERIALS			275,065
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 1.25% 6/21/2029 (d)	EUR	220,000	237,421
CTP NV 3.625% 3/10/2031 (d)	EUR	120,000	136,632
TOTAL REAL ESTATE			374,053
Utilities - 0.2%
Electric Utilities - 0.2%
Alliander NV 3% 5/6/2033 (d)	EUR	370,000	412,718
Enexis Holding NV 0.75% 7/2/2031 (d)	EUR	220,000	222,534
Enexis Holding NV 3.375% 11/13/2035 (d)	EUR	100,000	112,051
Tennet Netherlands BV 0.875% 6/16/2035 (d)	EUR	574,000	543,005
Tennet Netherlands BV 3.25% 4/1/2036 (d)	EUR	400,000	460,696
			1,751,004
Gas Utilities - 0.0%
Nederlandse Gasunie NV 0.375% 10/3/2031 (d)	EUR	150,000	147,701
Nederlandse Gasunie NV 3.5% 4/23/2035 (d)	EUR	140,000	158,886
			306,587
Multi-Utilities - 0.0%
Stedin Holding NV 3.625% 5/28/2033 (d)	EUR	230,000	265,420
TOTAL UTILITIES			2,323,011
TOTAL NETHERLANDS			23,993,756
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (d)	EUR	998,000	1,080,795
NORWAY - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA 1.125% 5/31/2029 (d)	EUR	807,000	874,896
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (d)	EUR	241,000	247,294
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 3.125% 9/21/2027 (b)(d)	EUR	170,000	194,458
DNB Bank ASA 4% 8/17/2027 (b)(d)	GBP	100,000	132,562
DNB Bank ASA 4.625% 11/1/2029 (b)(d)	EUR	200,000	236,230
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (d)	EUR	1,151,000	1,273,472
SpareBank 1 Boligkreditt AS 2.375% 2/13/2030 (d)	EUR	380,000	427,112
			2,263,834
Capital Markets - 0.0%
Kommunalbanken AS 0.05% 10/24/2029 (d)	EUR	500,000	521,451
Kommunalbanken AS 2.5% 8/3/2032	AUD	100,000	59,904
			581,355
Financial Services - 0.0%
Eika Boligkreditt AS 3.25% 3/20/2035 (d)	EUR	150,000	172,393
TOTAL FINANCIALS			3,017,582
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Statkraft AS 3.5% 6/9/2033 (d)	EUR	140,000	160,709
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DNB Boligkreditt AS 0.01% 1/21/2031 (d)	EUR	200,000	201,098
DNB Boligkreditt AS 2.625% 1/28/2030 (d)	EUR	460,000	521,394
TOTAL REAL ESTATE			722,492
Utilities - 0.0%
Electric Utilities - 0.0%
Statnett SF 1.25% 4/26/2030 (d)	EUR	310,000	329,867
TOTAL NORWAY			5,352,840
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (d)	EUR	100,000	115,610
Banco Santander Totta SA 3.375% 4/19/2028 (d)	EUR	400,000	461,943
TOTAL FINANCIALS			577,553
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (d)	EUR	100,000	109,921
EDP Servicios Financieros Espana SA 4.375% 4/4/2032 (d)	EUR	120,000	143,333
TOTAL UTILITIES			253,254
TOTAL PORTUGAL			830,807
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (d)	EUR	260,000	301,571
SPAIN - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (d)	EUR	800,000	836,918
Telefonica Emisiones SA 1.93% 10/17/2031 (d)	EUR	300,000	318,620
Telefonica Emisiones SA 4.055% 1/24/2036 (d)	EUR	200,000	227,609
TOTAL COMMUNICATION SERVICES			1,383,147
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol Europe Finance Sarl 3.625% 9/5/2034 (d)	EUR	100,000	113,958
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA 3.375% 9/20/2027 (d)	EUR	1,100,000	1,265,025
Banco Bilbao Vizcaya Argentaria SA 3.5% 3/26/2031 (d)	EUR	200,000	232,441
Banco Bilbao Vizcaya Argentaria SA 3.625% 6/7/2030 (d)	EUR	400,000	465,604
Banco Bilbao Vizcaya Argentaria SA 4% 2/25/2037 (b)(d)	EUR	100,000	114,736
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (d)	EUR	300,000	357,971
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(d)	EUR	300,000	358,023
Banco de Sabadell SA 3.5% 5/27/2031 (b)(d)	EUR	200,000	230,070
Banco Santander SA 0.125% 6/4/2030 (d)	EUR	200,000	205,199
Banco Santander SA 0.2% 2/11/2028 (d)	EUR	300,000	328,470
Banco Santander SA 2.125% 2/8/2028 (d)	EUR	800,000	899,748
Banco Santander SA 2.25% 10/4/2032 (b)(d)	GBP	300,000	386,553
Banco Santander SA 2.875% 7/14/2033 (d)	EUR	500,000	563,728
Banco Santander SA 3.25% 4/2/2029 (b)(d)	EUR	300,000	343,660
Banco Santander SA 3.25% 5/27/2032 (d)	EUR	200,000	227,504
Banco Santander SA 3.5% 1/9/2030 (b)(d)	EUR	300,000	345,932
Banco Santander SA 3.75% 1/9/2034 (d)	EUR	200,000	232,338
Banco Santander SA 3.875% 4/22/2029 (d)	EUR	400,000	465,983
Banco Santander SA 5.125% 1/25/2030 (d)	GBP	100,000	133,764
Banco Santander SA 5.625% 1/27/2031 (b)(d)	GBP	400,000	539,731
Banco Santander SA 5.75% 8/23/2033 (b)(d)	EUR	100,000	118,971
Bankinter SA 4.375% 5/3/2030 (b)(d)	EUR	200,000	235,813
CaixaBank SA 0.5% 2/9/2029 (b)(d)	EUR	400,000	439,297
CaixaBank SA 0.75% 5/26/2028 (b)(d)	EUR	300,000	336,313
CaixaBank SA 1.625% 7/14/2032 (d)	EUR	200,000	211,488
CaixaBank SA 3.375% 6/26/2035 (d)	EUR	100,000	112,680
CaixaBank SA 3.625% 9/19/2032 (b)(d)	EUR	100,000	115,144
CaixaBank SA 3.75% 1/27/2036 (b)(d)	EUR	100,000	113,886
CaixaBank SA 4.125% 3/24/2036	EUR	50,000	61,211
CaixaBank SA 5% 7/19/2029 (b)(d)	EUR	100,000	118,462
CaixaBank SA 5.125% 7/19/2034 (b)(d)	EUR	100,000	124,824
CaixaBank SA 5.375% 11/14/2030 (b)(d)	EUR	200,000	244,043
CaixaBank SA 6.25% 2/23/2033 (b)(d)	EUR	600,000	712,218
TOTAL FINANCIALS			10,640,830
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 1.875% 3/26/2032 (d)	EUR	100,000	104,890
Abertis Infraestructuras SA 2.375% 9/27/2027 (d)	EUR	400,000	453,820
TOTAL INDUSTRIALS			558,710
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (d)	EUR	400,000	447,211
Cellnex Finance Co SA 3% 1/19/2031 (d)	EUR	300,000	336,342
Cellnex Finance Co SA 3.5% 5/22/2032 (d)	EUR	100,000	113,461
Cellnex Finance Co SA 3.625% 1/24/2029 (d)	EUR	200,000	230,838
TOTAL INFORMATION TECHNOLOGY			1,127,852
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (d)	EUR	200,000	229,264
Iberdrola Finanzas SA 3.5% 5/16/2035 (d)	EUR	100,000	113,784
			343,048
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.5% 1/29/2028 (d)	EUR	600,000	670,960
TOTAL UTILITIES			1,014,008
TOTAL SPAIN			14,838,505
SWEDEN - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (d)	EUR	310,000	310,790
Financials - 1.0%
Banks - 0.7%
Lansforsakringar Hypotek AB 2.75% 3/25/2030 (d)	EUR	490,000	557,879
Lansforsakringar Hypotek AB 3.75% 9/30/2030 (d)	SEK	6,000,000	645,060
Skandinaviska Enskilda Banken AB 0.625% 11/12/2029 (d)	EUR	200,000	210,222
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (d)	EUR	100,000	111,283
Skandinaviska Enskilda Banken AB 2.375% 5/8/2030 (d)	EUR	630,000	707,125
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (d)	SEK	4,000,000	417,627
Skandinaviska Enskilda Banken AB 3% 2/10/2032 (d)	EUR	450,000	509,724
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (d)	EUR	250,000	288,234
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (d)	EUR	160,000	185,052
Stadshypotek AB 0.01% 11/24/2028 (d)	EUR	1,850,000	1,980,256
Stadshypotek AB 2% 9/1/2028 (d)	SEK	10,000,000	1,022,283
Svenska Handelsbanken AB 0.5% 2/18/2030 (d)	EUR	200,000	207,821
Svenska Handelsbanken AB 1.375% 2/23/2029 (d)	EUR	110,000	120,547
Svenska Handelsbanken AB 3.125% 2/16/2033 (d)	EUR	300,000	339,448
Svenska Handelsbanken AB 3.25% 6/1/2033 (b)(d)	EUR	170,000	193,525
Svenska Handelsbanken AB 3.25% 8/27/2031 (d)	EUR	100,000	114,175
Sveriges Sakerstallda Obligationer AB 0.01% 3/14/2030 (d)	EUR	620,000	638,468
Sveriges Sakerstallda Obligationer AB 3.5% 6/14/2028 (d)	SEK	8,000,000	842,570
Sveriges Sakerstallda Obligationer AB 4% 5/23/2030 (d)	SEK	2,000,000	214,765
Swedbank AB 2.1% 5/25/2027 (d)	EUR	108,000	122,834
Swedbank AB 3.25% 9/24/2029 (d)	EUR	230,000	263,509
			9,692,407
Financial Services - 0.3%
Danske Hypotek AB 3% 12/18/2030 (d)	SEK	2,000,000	208,611
Danske Hypotek AB 3.25% 12/19/2029 (d)	SEK	2,000,000	210,764
Danske Hypotek AB 3.5% 12/15/2027 (d)	SEK	8,000,000	839,014
Danske Hypotek AB 3.5% 12/20/2028 (d)	SEK	2,000,000	211,326
Investor AB 0.375% 10/29/2035 (d)	EUR	110,000	94,260
Investor AB 1.5% 9/12/2030 (d)	EUR	220,000	235,049
Svensk Exportkredit AB 3.25% 5/27/2033 (d)	EUR	250,000	289,458
Swedbank Hypotek AB 3% 10/29/2030 (d)	SEK	2,800,000	292,442
Swedbank Hypotek AB 3% 12/27/2029 (d)	SEK	3,400,000	355,374
Swedbank Hypotek AB 3% 3/28/2029 (d)	SEK	2,400,000	250,814
Swedbank Hypotek AB 3.125% 7/5/2028 (d)	EUR	390,000	449,095
			3,436,207
TOTAL FINANCIALS			13,128,614
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Property Financing BV 1% 1/17/2028 (d)	EUR	100,000	110,423
Balder Finland Oyj 1% 1/20/2029 (d)	EUR	130,000	139,651
Fastighets AB Balder 1.25% 1/28/2028 (d)	EUR	108,000	119,776
Heimstaden Bostad AB 3.875% 11/5/2029 (d)	EUR	140,000	160,924
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (d)	EUR	135,000	148,052
TOTAL REAL ESTATE			678,826
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (d)	EUR	108,000	114,709
TOTAL SWEDEN			14,232,939
SWITZERLAND - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (d)	EUR	590,000	635,322
Swisscom Finance BV 3.5% 8/29/2028 (d)	EUR	680,000	785,791
Swisscom Finance BV 3.625% 11/29/2036 (d)	EUR	110,000	125,422
TOTAL COMMUNICATION SERVICES			1,546,535
Financials - 1.1%
Banks - 0.7%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 2/15/2036 (d)	CHF	640,000	730,772
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (d)	CHF	600,000	738,533
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (d)	CHF	340,000	408,463
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (d)	CHF	795,000	957,522
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.125% 3/23/2032 (d)	CHF	1,000,000	1,202,933
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (d)	CHF	40,000	49,621
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.15% 1/24/2046 (d)	CHF	180,000	223,809
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.3% 12/27/2028 (d)	CHF	1,380,000	1,745,982
UBS AG/Australia 5.808% 11/24/2028 (d)	AUD	90,000	63,416
UBS AG/London 0.25% 9/1/2028 (d)	EUR	1,090,000	1,175,650
UBS AG/London 0.5% 3/31/2031 (d)	EUR	440,000	444,940
UBS Switzerland AG 1.0225% 1/15/2036 (d)	CHF	90,000	112,309
			7,853,950
Capital Markets - 0.1%
UBS Group AG 0.65% 1/14/2028 (b)(d)	EUR	100,000	112,921
UBS Group AG 2.125% 11/15/2029 (b)(d)	GBP	130,000	162,043
UBS Group AG 2.875% 4/2/2032 (b)(d)	EUR	590,000	656,831
UBS Group AG 3.25% 2/12/2034 (b)(d)	EUR	250,000	278,696
			1,210,491
Financial Services - 0.3%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (d)	CHF	50,000	60,922
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 5/20/2041 (d)	CHF	1,120,000	1,186,974
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (d)	CHF	520,000	492,706
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (d)	CHF	1,270,000	1,531,184
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 3/19/2031 (d)	CHF	460,000	557,493
Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625% 5/3/2038 (d)	CHF	80,000	106,467
			3,935,746
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(d)	EUR	120,000	134,866
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (d)	EUR	100,000	90,072
			224,938
TOTAL FINANCIALS			13,225,125
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Lonza Finance International NV 3.875% 4/24/2036 (d)	EUR	100,000	114,354
Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (d)	EUR	130,000	133,635
Materials - 0.0%
Chemicals - 0.0%
Firmenich Productions Participations SAS 1.75% 4/30/2030 (d)	EUR	290,000	314,256
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (d)	EUR	130,000	129,549
Holcim Sterling Finance Netherlands BV 3% 5/12/2032 (d)	GBP	180,000	212,158
			341,707
TOTAL MATERIALS			655,963
TOTAL SWITZERLAND			15,675,612
UNITED KINGDOM - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
British Telecommunications Ltd 3.125% 11/21/2031 (d)	GBP	250,000	303,048
British Telecommunications Ltd 3.625% 11/21/2047 (d)	GBP	110,000	99,330
British Telecommunications Ltd 3.75% 1/3/2035 (d)	EUR	100,000	113,749
British Telecommunications Ltd 3.75% 5/13/2031 (d)	EUR	270,000	313,924
			830,051
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (d)	EUR	250,000	276,436
WPP Finance SA 4.125% 5/30/2028 (d)	EUR	170,000	196,960
			473,396
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (d)	EUR	100,000	109,896
Vodafone Group PLC 6.375% 7/3/2050 (d)	GBP	110,000	142,250
Vodafone International Financing DAC 2.75% 4/27/2030 (d)	EUR	480,000	538,941
Vodafone International Financing DAC 3.75% 12/2/2034 (d)	EUR	330,000	378,579
			1,169,666
TOTAL COMMUNICATION SERVICES			2,473,113
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
WPP Finance 2013 3.625% 6/9/2031 (d)	EUR	110,000	123,694
Hotels, Restaurants & Leisure - 0.0%
Compass Group Finance Netherlands BV 3% 3/8/2030 (d)	EUR	220,000	250,230
Household Durables - 0.0%
Clarion Funding PLC 1.25% 11/13/2032 (d)	GBP	120,000	125,429
Clarion Funding PLC 1.875% 1/22/2035 (d)	GBP	160,000	159,633
			285,062
TOTAL CONSUMER DISCRETIONARY			658,986
Consumer Staples - 0.3%
Beverages - 0.1%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (d)	EUR	210,000	202,885
Coca-Cola Europacific Partners PLC 0.7% 9/12/2031 (d)	EUR	170,000	170,560
Diageo Capital BV 1.5% 6/8/2029 (d)	EUR	240,000	262,673
Diageo Finance PLC 2.75% 6/8/2038 (d)	GBP	150,000	149,728
Diageo Finance PLC 3.125% 2/28/2031 (d)	EUR	270,000	307,344
			1,093,190
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 1.875% 11/2/2028 (d)	GBP	380,000	473,808
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (d)	EUR	400,000	417,651
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (d)	EUR	390,000	438,660
Tobacco - 0.2%
BAT International Finance PLC 2.25% 6/26/2028 (d)	GBP	240,000	303,197
BAT International Finance PLC 4.125% 4/12/2032 (d)	EUR	160,000	186,862
BAT Netherlands Finance BV 3.125% 4/7/2028 (d)	EUR	100,000	114,569
BAT Netherlands Finance BV 5.375% 2/16/2031 (d)	EUR	260,000	319,579
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (d)	EUR	450,000	549,849
			1,474,056
TOTAL CONSUMER STAPLES			3,897,365
Financials - 1.3%
Banks - 0.9%
Barclays PLC 0.577% 8/9/2029 (b)(d)	EUR	810,000	877,083
Barclays PLC 1.106% 5/12/2032 (b)(d)	EUR	110,000	112,240
Barclays PLC 3.25% 1/17/2033	GBP	399,000	465,507
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	240,000	274,956
Barclays PLC 4.506% 1/31/2033 (b)(d)	EUR	170,000	202,320
Barclays PLC 4.973% 5/31/2036 (b)(d)	EUR	130,000	154,767
Barclays PLC 5.746% 7/31/2032 (b)(d)	GBP	130,000	175,567
Barclays PLC 6.174% 7/29/2036 (b)(d)	GBP	120,000	161,591
HSBC Holdings PLC 3% 5/29/2030 (b)	GBP	130,000	163,417
HSBC Holdings PLC 3% 7/22/2028 (b)	GBP	110,000	143,453
HSBC Holdings PLC 3.313% 5/13/2030 (b)(d)	EUR	230,000	263,078
HSBC Holdings PLC 3.445% 9/25/2030 (b)(d)	EUR	200,000	229,578
HSBC Holdings PLC 3.608% 12/1/2033 (b)(d)	EUR	170,000	193,356
HSBC Holdings PLC 3.755% 5/20/2029 (b)(d)	EUR	210,000	242,790
HSBC Holdings PLC 3.911% 5/13/2034 (b)(d)	EUR	130,000	150,229
HSBC Holdings PLC 4.768% 8/28/2031 (b)(d)	AUD	270,000	181,898
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	220,000	267,707
HSBC Holdings PLC 6.364% 11/16/2032 (b)(d)	EUR	600,000	712,934
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	470,000	672,301
Lloyds Bank PLC 0.125% 9/23/2029 (d)	EUR	100,000	104,744
Lloyds Banking Group PLC 1.985% 12/15/2031 (b)	GBP	934,000	1,231,516
Lloyds Banking Group PLC 2% 4/12/2028 (b)(d)	GBP	140,000	182,043
Lloyds Banking Group PLC 3.5% 11/6/2030 (b)(d)	EUR	550,000	633,419
Lloyds Banking Group PLC 4% 5/9/2035 (b)(d)	EUR	200,000	230,669
Lloyds Banking Group PLC 5.189% 5/28/2031 (b)(d)	AUD	370,000	253,746
Lloyds Banking Group PLC 5.25% 10/16/2031 (b)(d)	GBP	140,000	186,927
Lloyds Banking Group PLC 5.802% 3/17/2029 (b)	AUD	100,000	69,812
Lloyds Banking Group PLC 6.625% 6/2/2033 (b)(d)	GBP	160,000	217,097
NatWest Group PLC 1.043% 9/14/2032 (b)(d)	EUR	710,000	793,245
NatWest Group PLC 3.575% 9/12/2032 (b)(d)	EUR	470,000	541,267
NatWest Group PLC 3.632% 9/3/2034 (b)(d)	EUR	110,000	125,162
NatWest Group PLC 4.771% 2/16/2029 (b)(d)	EUR	120,000	140,773
NatWest Markets PLC 5.899% 8/23/2028 (d)	AUD	490,000	343,852
NatWest Markets PLC 6.375% 11/8/2027 (d)	GBP	280,000	379,451
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(d)	GBP	110,000	147,199
Santander UK PLC 3% 3/12/2029 (d)	EUR	390,000	446,749
Santander UK PLC 3.346% 3/25/2030 (d)	EUR	340,000	390,173
Standard Chartered PLC 0.8% 11/17/2029 (b)(d)	EUR	110,000	118,964
Standard Chartered PLC 0.85% 1/27/2028 (b)(d)	EUR	107,000	120,922
Standard Chartered PLC 3.717% 1/14/2034 (b)(d)	EUR	170,000	193,389
Standard Chartered PLC 4.196% 3/4/2032 (b)(d)	EUR	120,000	140,764
			12,636,655
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (d)	EUR	110,000	120,654
Consumer Finance - 0.1%
Motability Operations Group PLC 1.5% 1/20/2041 (d)	GBP	340,000	252,424
Motability Operations Group PLC 2.375% 7/3/2039 (d)	GBP	150,000	134,848
Motability Operations Group PLC 3.5% 7/17/2031 (d)	EUR	330,000	376,885
Motability Operations Group PLC 4.25% 6/17/2035 (d)	EUR	130,000	151,110
			915,267
Financial Services - 0.2%
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	113,785
M&G PLC 5.625% 10/20/2051 (b)(d)	GBP	214,000	281,878
Nationwide Building Society 2.875% 9/16/2032 (d)	EUR	120,000	135,257
Nationwide Building Society 3% 3/3/2030 (d)	EUR	320,000	363,088
Nationwide Building Society 3.125% 8/18/2032 (d)	EUR	120,000	135,004
Nationwide Building Society 3.25% 3/24/2036 (d)	EUR	100,000	113,572
Nationwide Building Society 5.35% 3/15/2028	AUD	1,180,000	818,092
Nationwide Building Society 5.532% 1/13/2033 (b)(d)	GBP	100,000	134,100
Nationwide Building Society 6.178% 12/7/2027 (b)(d)	GBP	110,000	146,908
			2,241,684
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (b)(d)	GBP	220,000	309,304
Legal & General Group PLC 5.125% 11/14/2048 (b)(d)	GBP	340,000	448,929
Pension Insurance Corp PLC 5.625% 9/20/2030 (d)	GBP	100,000	131,957
Standard Life PLC 5.867% 6/13/2029 (d)	GBP	100,000	134,313
Swiss RE Subordinated Finance PLC 3.89% 3/26/2033 (b)(d)	EUR	220,000	252,019
			1,276,522
TOTAL FINANCIALS			17,190,782
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 3.278% 8/5/2033 (d)	EUR	130,000	148,111
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (d)	GBP	140,000	138,519
GSK Capital BV 3.25% 11/19/2036 (d)	EUR	110,000	121,704
TOTAL HEALTH CARE			408,334
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (d)	GBP	120,000	166,477
AA Bond Co Ltd 8.45% 7/31/2050 (d)	GBP	130,000	180,082
			346,559
Transportation Infrastructure - 0.2%
Gatwick Funding Ltd 2.5% 4/15/2032 (d)	GBP	220,000	267,633
Gatwick Funding Ltd 3.875% 6/24/2035 (d)	EUR	120,000	136,037
Heathrow Funding Ltd 1.125% 10/8/2032 (d)	EUR	330,000	343,118
Heathrow Funding Ltd 2.625% 3/16/2028 (d)	GBP	440,000	559,249
Heathrow Funding Ltd 3.661% 1/13/2033 (d)	CAD	215,000	150,586
Heathrow Funding Ltd 4.5% 7/11/2035 (d)	EUR	160,000	190,281
Heathrow Funding Ltd 4.9% 8/6/2039	CAD	90,000	64,967
Manchester Airport Group Funding PLC 2.875% 9/30/2044 (d)	GBP	130,000	109,961
			1,821,832
TOTAL INDUSTRIALS			2,168,391
Real Estate - 0.0%
Industrial REITs - 0.0%
Segro PLC 2.375% 10/11/2029 (d)	GBP	250,000	308,522
Real Estate Management & Development - 0.0%
Land Securities Capital Markets PLC 4.75% 9/18/2033 (d)	GBP	140,000	183,619
London & Quadrant Housing Trust 2.125% 3/31/2032 (d)	GBP	112,000	125,383
London & Quadrant Housing Trust 2.25% 7/20/2029 (d)	GBP	160,000	195,388
Places for People Homes Ltd 3.625% 11/22/2028 (d)	GBP	190,000	243,773
			748,163
TOTAL REAL ESTATE			1,056,685
Utilities - 0.5%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (d)	GBP	250,000	312,113
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (d)	EUR	140,000	136,800
National Grid Electricity Transmission PLC 5.221% 9/16/2031 (d)	CAD	200,000	149,617
Northern Powergrid Yorkshire PLC 2.25% 10/9/2059 (d)	GBP	100,000	58,925
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (d)	EUR	100,000	112,340
South Eastern Power Networks PLC 1.75% 9/30/2034 (d)	GBP	100,000	101,188
SSE PLC 3.5% 3/18/2032 (d)	EUR	130,000	148,931
			1,019,914
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.1% 9/15/2036 (d)	GBP	100,000	104,402
Multi-Utilities - 0.1%
Cadent Finance PLC 0.625% 3/19/2030 (d)	EUR	280,000	290,147
Cadent Finance PLC 3.125% 3/21/2040 (d)	GBP	100,000	95,354
Cadent Finance PLC 4.25% 7/5/2029 (d)	EUR	270,000	318,294
National Grid PLC 0.163% 1/20/2028 (d)	EUR	220,000	240,663
National Grid PLC 0.25% 9/1/2028 (d)	EUR	130,000	140,101
National Grid PLC 0.553% 9/18/2029 (d)	EUR	350,000	368,237
National Grid PLC 3.875% 1/16/2029 (d)	EUR	220,000	255,617
			1,708,413
Water Utilities - 0.3%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (d)	GBP	200,000	245,501
Anglian Water Services Financing PLC 5.375% 11/10/2033 (d)	GBP	120,000	155,025
Anglian Water Services Financing PLC 5.875% 6/20/2031 (d)	GBP	250,000	336,740
DWR Cymru Financing UK PLC 2.5% 3/31/2036 (d)	GBP	110,000	108,685
Northumbrian Water Finance PLC 5.5% 10/2/2037 (d)	GBP	100,000	124,751
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (d)	GBP	210,000	236,119
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	110,000	127,321
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (d)	GBP	100,000	124,303
Severn Trent Utilities Finance PLC 5.25% 4/4/2036 (d)	GBP	110,000	139,983
SW Finance I PLC 2.375% 5/28/2028 (d)	GBP	710,000	885,892
SW Finance I PLC 6.875% 8/7/2032 (d)	GBP	100,000	133,529
United Utilities Water Finance PLC 0.875% 10/28/2029 (d)	GBP	200,000	233,987
United Utilities Water Finance PLC 1.75% 2/10/2038 (d)	GBP	210,000	180,612
United Utilities Water Finance PLC 3.75% 5/23/2034 (d)	EUR	100,000	114,140
Wessex Water Services Finance PLC 1.25% 1/12/2036 (d)	GBP	110,000	95,687
Yorkshire Water Finance PLC 1.75% 10/27/2032 (d)	GBP	220,000	231,346
Yorkshire Water Finance PLC 5.25% 4/28/2030 (d)	GBP	110,000	145,179
			3,618,800
TOTAL UTILITIES			6,451,529
TOTAL UNITED KINGDOM			34,305,185
UNITED STATES - 5.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T Inc 2.05% 5/19/2032	EUR	370,000	390,628
AT&T Inc 2.6% 5/19/2038	EUR	210,000	207,121
AT&T Inc 4.875% 6/1/2044	GBP	290,000	320,101
AT&T Inc 7% 4/30/2040	GBP	300,000	423,902
Comcast Corp 1.875% 2/20/2036	GBP	405,000	387,194
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	200,041
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	117,922
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	524,445
Verizon Communications Inc 3.625% 5/16/2050	CAD	160,000	87,180
Verizon Communications Inc 3.75% 2/28/2036	EUR	160,000	181,510
Verizon Communications Inc 4.2462% 8/15/2056 (b)	EUR	340,000	385,667
			3,225,711
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (d)	EUR	100,000	115,938
Interactive Media & Services - 0.5%
Alphabet Inc 2.875% 11/6/2031	EUR	1,720,000	1,937,544
Alphabet Inc 3% 5/6/2033	EUR	2,550,000	2,855,205
Alphabet Inc 3.375% 5/6/2037	EUR	340,000	376,425
Alphabet Inc 4.375% 11/6/2064	EUR	190,000	204,220
			5,373,394
Media - 0.0%
Omnicom Finance Holdings PLC 1.4% 7/8/2031	EUR	180,000	185,993
Time Warner Cable LLC 5.75% 6/2/2031	GBP	110,000	145,897
			331,890
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.15% 2/11/2032	EUR	350,000	394,486
T-Mobile USA Inc 3.55% 5/8/2029	EUR	1,060,000	1,226,618
			1,621,104
TOTAL COMMUNICATION SERVICES			10,668,037
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Robert Bosch Finance LLC 2.75% 5/28/2028 (d)	EUR	500,000	568,392
Automobiles - 0.4%
American Honda Finance Corp 1.5% 10/19/2027	GBP	670,000	853,117
American Honda Finance Corp 3.95% 3/19/2032	EUR	150,000	172,429
Ford Credit Canada Co Cie Credit Ford Du Canada 4.222% 1/10/2028	CAD	300,000	213,134
General Motors Financial Co Inc 1.55% 7/30/2027 (d)	GBP	910,000	1,168,127
General Motors Financial Co Inc 3.9% 1/12/2028 (d)	EUR	100,000	115,645
General Motors Financial Co Inc 4% 7/10/2030 (d)	EUR	170,000	197,896
Stellantis NV 2.75% 4/1/2032 (d)	EUR	200,000	208,994
Stellantis NV 3.375% 11/19/2028 (d)	EUR	350,000	397,581
Stellantis NV 3.875% 6/6/2031 (d)	EUR	120,000	134,461
Stellantis NV 4% 3/19/2034 (d)	EUR	100,000	108,080
			3,569,464
Broadline Retail - 0.2%
Amazon.com Inc 3.35% 3/16/2032	EUR	1,970,000	2,253,571
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	430,000	504,394
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	180,021
Booking Holdings Inc 4.5% 5/9/2046	EUR	110,000	122,575
Booking Holdings Inc 4.75% 11/15/2034	EUR	210,000	255,533
McDonald's Corp 1.6% 3/15/2031 (d)	EUR	200,000	211,926
McDonald's Corp 3% 5/31/2034 (d)	EUR	130,000	142,118
McDonald's Corp 3.75% 5/31/2038 (d)	GBP	120,000	132,267
McDonald's Corp 4.107% 8/21/2032	CAD	370,000	263,812
			1,812,646
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp 0.25% 2/25/2028	EUR	606,000	654,057
TOTAL CONSUMER DISCRETIONARY			8,858,130
Consumer Staples - 0.5%
Beverages - 0.2%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	856,885
Maple Parent Holdings Corp 3.881% 3/26/2030 (d)	EUR	290,000	333,872
PepsiCo Inc 0.4% 10/9/2032	EUR	440,000	421,250
PepsiCo Inc 1.125% 3/18/2031	EUR	560,000	584,289
			2,196,296
Consumer Staples Distribution & Retail - 0.1%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (d)	EUR	310,000	324,012
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (d)	EUR	110,000	110,850
Nestle Finance International Ltd 0.25% 6/14/2029 (d)	EUR	120,000	128,050
Nestle Finance International Ltd 1.25% 11/2/2029 (d)	EUR	30,000	32,650
Nestle Finance International Ltd 3% 1/23/2031 (d)	EUR	200,000	229,433
Nestle Finance International Ltd 3.25% 1/23/2037 (d)	EUR	290,000	322,010
Nestle Holdings Inc 1.375% 6/23/2033 (d)	GBP	120,000	127,733
			1,274,738
Food Products - 0.1%
General Mills Inc 3.907% 4/13/2029	EUR	210,000	244,572
Kraft Heinz Foods Co 3.5% 3/15/2029	EUR	450,000	518,617
Mondelez International Inc 4.625% 7/3/2031	CAD	210,000	153,304
			916,493
Household Products - 0.0%
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	472,494
Procter & Gamble Co/The 3.25% 8/2/2031	EUR	240,000	277,177
			749,671
Personal Care Products - 0.0%
Haleon Netherlands Capital BV 1.75% 3/29/2030 (d)	EUR	190,000	206,348
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	451,572
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	196,401
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	82,978
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	205,270
			936,221
TOTAL CONSUMER STAPLES			6,279,767
Energy - 0.0%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.812% 3/11/2034	EUR	260,000	299,031
Schlumberger Finance BV 2% 5/6/2032 (d)	EUR	230,000	245,269
			544,300
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets BV 0.933% 12/4/2040 (d)	EUR	290,000	216,862
BP Capital Markets BV 1.467% 9/21/2041 (d)	EUR	100,000	78,956
BP Capital Markets PLC 1.637% 6/26/2029 (d)	EUR	100,000	109,631
Exxon Mobil Corp 0.835% 6/26/2032	EUR	160,000	158,910
Shell International Finance BV 0.5% 11/8/2031 (d)	EUR	310,000	308,331
Shell International Finance BV 1.25% 11/11/2032 (d)	EUR	130,000	131,347
			1,004,037
TOTAL ENERGY			1,548,337
Financials - 1.6%
Banks - 0.5%
Bank of America Corp 0.654% 10/26/2031 (b)(d)	EUR	200,000	204,053
Bank of America Corp 0.694% 3/22/2031 (b)(d)	EUR	486,000	504,784
Bank of America Corp 1.667% 6/2/2029 (b)(d)	GBP	100,000	125,304
Bank of America Corp 2.824% 4/27/2033 (b)(d)	EUR	160,000	176,277
Bank of America Corp 3.485% 3/10/2034 (b)(d)	EUR	160,000	181,561
Citigroup Inc 2.928% 10/22/2030 (b)	EUR	250,000	282,536
Citigroup Inc 4.112% 9/22/2033 (b)(d)	EUR	220,000	259,767
Citigroup Inc 4.113% 4/29/2036 (b)	EUR	110,000	128,640
Citigroup Inc 4.55% 6/3/2035 (b)	CAD	220,000	157,659
Citigroup Inc 5.07% 4/29/2028 (b)	CAD	1,560,000	1,117,734
John Deere Bank SA 3.3% 10/15/2029 (d)	EUR	200,000	230,375
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(d)	EUR	792,000	891,219
JPMorgan Chase & Co 0.597% 2/17/2033 (b)(d)	EUR	160,000	156,452
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(d)	EUR	100,000	104,403
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(d)	EUR	210,000	237,418
JPMorgan Chase & Co 3.588% 1/23/2036 (b)(d)	EUR	380,000	429,240
Wells Fargo & Co 2.125% 9/24/2031 (d)	GBP	350,000	403,858
Wells Fargo & Co 5.083% 4/26/2028 (b)	CAD	1,570,000	1,124,743
			6,716,023
Capital Markets - 0.4%
Athene Global Funding 2.47% 6/9/2028 (d)	CAD	510,000	351,766
Athene Global Funding 3.41% 2/25/2030 (d)	EUR	300,000	339,530
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	EUR	150,000	169,725
GA Global Funding Trust 4.858% 7/22/2033 (d)	CAD	170,000	121,518
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (d)	EUR	170,000	167,644
Goldman Sachs Group Inc/The 1% 3/18/2033 (d)	EUR	70,000	68,070
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (d)	EUR	50,000	54,565
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (d)	GBP	100,000	117,248
Goldman Sachs Group Inc/The 2% 11/1/2028 (d)	EUR	51,000	57,152
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (d)	GBP	27,000	34,150
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(d)	EUR	180,000	204,983
Goldman Sachs Group Inc/The 3.625% 10/29/2029 (b)(d)	GBP	450,000	581,447
Goldman Sachs Group Inc/The 3.984% 12/18/2036 (b)(d)	EUR	350,000	400,562
Goldman Sachs Group Inc/The 5.77% 9/22/2036 (b)(d)	GBP	140,000	186,860
Morgan Stanley 0.495% 10/26/2029 (b)	EUR	100,000	107,442
Morgan Stanley 0.497% 2/7/2031 (b)	EUR	380,000	392,066
Morgan Stanley 1.102% 4/29/2033 (b)	EUR	493,000	490,822
Morgan Stanley 3.749% 11/7/2036 (b)	EUR	240,000	270,387
Morgan Stanley 3.79% 3/21/2030 (b)	EUR	350,000	405,349
Morgan Stanley 4.656% 3/2/2029 (b)	EUR	330,000	386,488
Morgan Stanley 5.789% 11/18/2033 (b)	GBP	170,000	230,957
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	104,931
			5,243,662
Consumer Finance - 0.1%
Ford Motor Credit Co LLC 4.066% 8/21/2030	EUR	250,000	287,211
Ford Motor Credit Co LLC 4.165% 11/21/2028	EUR	160,000	185,480
Ford Motor Credit Co LLC 4.867% 8/3/2027	EUR	320,000	371,973
Ford Motor Credit Co LLC 5.625% 10/9/2028	GBP	280,000	373,723
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	155,804
John Deere Financial Ltd 4.45% 6/21/2030	AUD	290,000	195,300
			1,569,491
Financial Services - 0.4%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	899,714
CRH SMW Finance DAC 4% 7/11/2031 (d)	EUR	120,000	141,309
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	458,903
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	163,101
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	855,060
Fiserv Inc 1.625% 7/1/2030	EUR	320,000	338,560
Nestle Capital Corp 4.55% 3/13/2030 (d)	AUD	1,740,000	1,188,113
Upjohn Finance BV 1.362% 6/23/2027 (d)	EUR	460,000	518,148
Visa Inc 2.375% 6/15/2034	EUR	210,000	224,224
			4,787,132
Insurance - 0.2%
Berkshire Hathaway Fin Corp 2% 3/18/2034	EUR	160,000	165,220
Berkshire Hathaway Fin Corp 2.375% 6/19/2039	GBP	270,000	251,070
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	713,117
MassMutual Global Funding II 4.127% 7/15/2032 (d)	CAD	220,000	156,543
Metropolitan Life Global Funding I 0.5% 5/25/2029 (d)	EUR	100,000	106,186
Metropolitan Life Global Funding I 1.625% 10/12/2028 (d)	GBP	110,000	136,419
Metropolitan Life Global Funding I 2.45% 1/12/2029 (d)	CAD	230,000	158,876
Metropolitan Life Global Funding I 3.625% 3/26/2034 (d)	EUR	110,000	125,531
Metropolitan Life Global Funding I 4.75% 8/27/2031 (d)	GBP	320,000	422,035
New York Life Global Funding 0.125% 7/23/2030 (d)	CHF	215,000	257,639
New York Life Global Funding 3.45% 1/30/2031 (d)	EUR	220,000	252,624
New York Life Global Funding 3.625% 1/9/2030 (d)	EUR	190,000	220,095
			2,965,355
TOTAL FINANCIALS			21,281,663
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe BV 3.25% 3/8/2034	EUR	170,000	189,311
Becton Dickinson & Co 3.828% 6/7/2032	EUR	110,000	127,690
Becton Dickinson Euro Finance Sarl 4.029% 6/7/2036	EUR	130,000	150,235
Medtronic Global Holdings SCA 1.625% 10/15/2050	EUR	170,000	113,482
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	159,964
Medtronic Global Holdings SCA 3.375% 10/15/2034	EUR	120,000	135,567
Medtronic Inc 4.2% 10/15/2045	EUR	100,000	111,970
Stryker Corp 1% 12/3/2031	EUR	200,000	202,384
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	124,099
Thermo Fisher Scientific Finance I BV 2% 10/18/2051	EUR	170,000	123,768
			1,438,470
Health Care Providers & Services - 0.0%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	732,350
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	77,348
Pharmaceuticals - 0.4%
Eli Lilly & Co 1.7% 11/1/2049	EUR	140,000	103,590
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	298,577
Johnson & Johnson 3.35% 2/26/2037	EUR	110,000	123,521
Johnson & Johnson 3.6% 2/26/2045	EUR	160,000	173,871
MSD Netherlands Capital BV 3.25% 5/30/2032	EUR	360,000	411,004
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	107,829
Novartis Finance SA 1.375% 8/14/2030 (d)	EUR	340,000	366,447
Novartis Finance SA 3.1% 1/13/2032 (d)	EUR	450,000	513,456
Pfizer Inc 2.735% 6/15/2043 (d)	GBP	110,000	95,997
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	220,000	250,705
Roche Finance Europe BV 3.227% 5/3/2030 (d)	EUR	380,000	438,792
Roche Finance Europe BV 3.564% 5/3/2044 (d)	EUR	130,000	142,522
Sanofi SA 0.875% 3/21/2029 (d)	EUR	700,000	761,228
Sanofi SA 3% 5/5/2029 (d)	EUR	1,100,000	1,260,142
			5,047,681
TOTAL HEALTH CARE			7,295,849
Industrials - 0.3%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	225,676
Air Freight & Logistics - 0.0%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	349,462
Building Products - 0.0%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	302,869
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 3.125% 12/11/2033	EUR	100,000	111,101
			413,970
Electrical Equipment - 0.3%
Eaton Capital ULC 3.601% 5/21/2031 (d)	EUR	370,000	429,230
Schneider Electric SE 3% 1/10/2031 (d)	EUR	300,000	341,592
Schneider Electric SE 3.25% 11/9/2027 (d)	EUR	1,100,000	1,262,365
Schneider Electric SE 3.624% 9/2/2037 (d)	EUR	100,000	113,906
			2,147,093
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	148,834
Machinery - 0.0%
CNH Industrial NV 3.75% 6/11/2031 (d)	EUR	140,000	161,516
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	103,071
			264,587
Marine Transportation - 0.0%
AP Moller - Maersk A/S 3.75% 3/5/2032 (d)	EUR	120,000	139,192
TOTAL INDUSTRIALS			3,688,814
Information Technology - 0.1%
IT Services - 0.1%
IBM Corporation 1.2% 2/11/2040	EUR	272,000	217,456
IBM Corporation 3% 2/3/2031	EUR	450,000	507,489
IBM Corporation 4% 2/6/2043	EUR	100,000	109,192
IBM Corporation 4.875% 2/6/2038	GBP	140,000	169,207
			1,003,344
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 0.5% 11/15/2031	EUR	911,000	916,042
TOTAL INFORMATION TECHNOLOGY			1,919,386
Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,336,708
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	192,304
Linde PLC 0.375% 9/30/2033 (d)	EUR	200,000	185,369
Linde PLC 1% 9/30/2051 (d)	EUR	100,000	57,538
Linde PLC 1.625% 3/31/2035 (d)	EUR	300,000	293,169
TOTAL MATERIALS			2,065,088
Real Estate - 0.4%
Diversified REITs - 0.1%
Digital Dutch Finco BV 1.5% 3/15/2030 (d)	EUR	100,000	107,330
Digital Intrepid Holding BV 0.625% 7/15/2031 (d)	EUR	280,000	275,945
Equinix Canada Financing Ltd 4% 11/15/2032	CAD	210,000	146,201
Equinix Europe 2 Financing Corp LLC 3.25% 3/15/2031	EUR	210,000	237,002
WPC Eurobond BV 0.95% 6/1/2030	EUR	200,000	207,811
			974,289
Industrial REITs - 0.3%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	900,000	998,943
Prologis Euro Finance LLC 4% 5/5/2034	EUR	140,000	162,828
Prologis LP 2.25% 6/30/2029	GBP	619,000	769,829
Prologis LP 4.2% 2/15/2033	CAD	470,000	333,906
			2,265,506
Real Estate Management & Development - 0.0%
Digital Euro Finco LLC 1.125% 4/9/2028 (d)	EUR	440,000	486,261
Digital Euro Finco LLC 4.25% 11/20/2037 (d)	EUR	120,000	135,051
			621,312
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	435,260
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	140,332
American Tower Corp 3.625% 5/30/2032	EUR	100,000	115,085
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	243,066
			498,483
TOTAL REAL ESTATE			4,794,850
Utilities - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	220,000	251,225
NextEra Energy Capital Holdings Inc 4.496% 5/15/2056 (b)	EUR	120,000	135,223
NextEra Energy Capital Holdings Inc 4.67% 6/12/2035	CAD	100,000	72,173
NextEra Energy Capital Holdings Inc 4.75% 2/26/2056 (b)	EUR	100,000	113,008
			571,629
Gas Utilities - 0.0%
National Grid North America Inc 3.247% 11/25/2029 (d)	EUR	470,000	537,830
National Grid North America Inc 3.631% 9/3/2031 (d)	EUR	130,000	149,936
			687,766
TOTAL UTILITIES			1,259,395
TOTAL UNITED STATES			69,659,316
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $445,247,644)			440,481,229

Preferred Securities - 0.7%
		Principal Amount (a)	Value ($)
FRANCE - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE 2% (b)(c)(d)	EUR	1,020,000	1,159,009
TotalEnergies SE 2.125% (b)(c)(d)	EUR	160,000	164,822
TotalEnergies SE 4.12% (b)(c)(d)	EUR	250,000	292,886
TOTAL ENERGY			1,616,717
Utilities - 0.1%
Multi-Utilities - 0.1%
Engie SA 1.5% (b)(c)(d)	EUR	1,200,000	1,325,751
Veolia Environnement SA 1.625% (b)(c)(d)	EUR	100,000	115,458
TOTAL UTILITIES			1,441,209
TOTAL FRANCE			3,057,926
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 3.748% (b)(c)(d)	EUR	500,000	579,537
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	1,100,000	1,259,104
Volkswagen International Finance NV 4.625% (b)(c)(d)	EUR	300,000	344,706

TOTAL GERMANY			2,183,347
ITALY - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA 2% (b)(c)(d)	EUR	700,000	793,658
Eni SpA 3.375% (b)(c)(d)	EUR	220,000	253,687
TOTAL ENERGY			1,047,345
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(c)(d)	EUR	600,000	677,057
Enel SpA 4.125% (b)(c)(d)	EUR	210,000	241,616
Enel SpA 6.375% (b)(c)(d)	EUR	100,000	126,591
TOTAL UTILITIES			1,045,264
TOTAL ITALY			2,092,609
SPAIN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(c)(d)	EUR	200,000	236,776
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 1.575% (b)(c)(d)	EUR	1,200,000	1,352,159
Iberdrola International BV 1.825% (b)(c)(d)	EUR	100,000	108,573
TOTAL UTILITIES			1,460,732
TOTAL SPAIN			1,697,508
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 4% (b)(c)(d)	EUR	140,000	164,469
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.25% (b)(c)(d)	GBP	210,000	276,741
TOTAL PREFERRED SECURITIES (Cost $9,233,130)			9,472,600

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $9,292,975)	3.69	9,291,148	9,293,006

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,433,217,798)	1,353,866,967
NET OTHER ASSETS (LIABILITIES) - 0.5%	7,056,715
NET ASSETS - 100.0%	1,360,923,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
Eurex Euro-Bobl Contracts (Germany)	19	9/2026	2,504,831	12,634
ICE Long GILT Futures (United Kingdom)	6	9/2026	709,996	15,232
TOTAL LONG				27,866

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	3,623,832	USD	2,507,909	BNP Paribas SA	7/2026	1,051
AUD	164,000	USD	115,760	Bank of America NA	7/2026	(2,215)
AUD	398,000	USD	274,582	JPMorgan Chase Bank NA	7/2026	974
AUD	82,540,000	USD	56,837,044	Royal Bank of Canada	7/2026	309,525
CAD	8,727,000	USD	6,290,559	JPMorgan Chase Bank NA	7/2026	(137,201)
CAD	138,461,128	USD	97,503,717	JPMorgan Chase Bank NA	7/2026	124,436
CAD	7,592,406	USD	5,345,635	Royal Bank of Canada	7/2026	7,727
CHF	425,727	USD	527,327	Bank of America NA	7/2026	(437)
CHF	2,333,000	USD	2,917,126	Bank of America NA	7/2026	(29,750)
CHF	566,000	USD	720,465	JPMorgan Chase Bank NA	7/2026	(19,970)
CHF	14,588,308	USD	18,063,778	State Street Bank & Trust Co	7/2026	(8,942)
DKK	1,758,500	USD	268,841	Citibank NA	7/2026	(25)
DKK	10,712,000	USD	1,669,809	Royal Bank of Canada	7/2026	(32,302)
DKK	38,261,000	USD	5,848,875	State Street Bank & Trust Co	7/2026	(45)
EUR	711,076,000	USD	812,404,330	Bank of America NA	7/2026	71,107
EUR	998,000	USD	1,151,884	Bank of America NA	7/2026	(11,569)
EUR	1,714,000	USD	1,952,277	HSBC Bank USA NA	7/2026	6,139
EUR	7,796,000	USD	9,033,882	JPMorgan Chase Bank NA	7/2026	(126,173)
EUR	30,705,000	USD	35,075,550	Royal Bank of Canada	7/2026	7,983
EUR	1,433,000	USD	1,664,391	Royal Bank of Canada	7/2026	(27,045)
GBP	3,950,000	USD	5,243,159	BNP Paribas SA	7/2026	(3,681)
GBP	299,000	USD	394,747	Brown Brothers Harriman & Co.	7/2026	1,862
GBP	97,652,000	USD	129,476,787	Goldman Sachs Bank USA	7/2026	53,708
HKD	3,040,000	USD	387,610	Bank of America NA	7/2026	4
JPY	24,204,650,000	USD	149,448,321	Goldman Sachs Bank USA	7/2026	(583,657)
JPY	58,900,000	USD	364,301	JPMorgan Chase Bank NA	7/2026	(2,051)
JPY	1,059,580,120	USD	6,520,557	JPMorgan Chase Bank NA	7/2026	(3,874)
NOK	2,789,002	USD	281,630	Brown Brothers Harriman & Co.	7/2026	130
NOK	199,000	USD	20,930	JPMorgan Chase Bank NA	7/2026	(826)
NOK	24,244,000	USD	2,443,213	State Street Bank & Trust Co	7/2026	6,047
NZD	10,865,946	USD	6,141,704	JPMorgan Chase Bank NA	7/2026	29,610
NZD	611,316	USD	347,393	State Street Bank & Trust Co	7/2026	(196)
SEK	2,793,483	USD	288,404	Bank of America NA	7/2026	(307)
SEK	280,000	USD	29,749	HSBC Bank USA NA	7/2026	(873)
SEK	130,867,900	USD	13,461,698	State Street Bank & Trust Co	7/2026	34,916
SGD	9,388,916	USD	7,259,770	Bank of America NA	7/2026	(2,637)
SGD	465,163	USD	359,572	Bank of America NA	7/2026	(25)
SGD	697,000	USD	540,707	Brown Brothers Harriman & Co.	7/2026	(1,963)
USD	55,850,632	AUD	78,117,000	BNP Paribas SA	7/2026	1,766,327
USD	1,475,887	AUD	2,056,000	Goldman Sachs Bank USA	7/2026	52,416
USD	1,611,266	AUD	2,289,000	Goldman Sachs Bank USA	7/2026	26,477
USD	456,485	AUD	640,000	State Street Bank & Trust Co	7/2026	13,381
USD	3,008,020	AUD	4,349,000	BNP Paribas SA	8/2026	(1,084)
USD	57,020,058	AUD	82,858,000	Royal Bank of Canada	8/2026	(309,972)
USD	521,557	CAD	727,000	Canadian Imperial Bank of Commerce	7/2026	8,953
USD	747,983	CAD	1,034,000	Canadian Imperial Bank of Commerce	7/2026	18,916
USD	95,101,808	CAD	131,154,000	JPMorgan Chase Bank NA	7/2026	2,625,869
USD	3,288,788	CAD	4,531,000	JPMorgan Chase Bank NA	7/2026	94,006
USD	7,196,707	CAD	9,989,000	Royal Bank of Canada	7/2026	153,520
USD	97,650,449	CAD	138,474,000	JPMorgan Chase Bank NA	8/2026	(138,603)
USD	5,825,395	CAD	8,262,000	Royal Bank of Canada	8/2026	(9,153)
USD	226,072	CHF	176,000	Brown Brothers Harriman & Co.	7/2026	8,250
USD	4,045,426	CHF	3,217,000	Brown Brothers Harriman & Co.	7/2026	63,991
USD	64,269	CHF	51,000	Brown Brothers Harriman & Co.	7/2026	1,151
USD	17,968,949	CHF	14,054,000	Royal Bank of Canada	7/2026	575,384
USD	688,688	CHF	554,000	Bank of America NA	8/2026	417
USD	18,088,729	CHF	14,556,000	State Street Bank & Trust Co	8/2026	4,833
USD	7,334,511	DKK	46,968,000	JPMorgan Chase Bank NA	7/2026	154,671
USD	313,333	DKK	2,005,000	JPMorgan Chase Bank NA	7/2026	6,835
USD	292,815	DKK	1,912,000	Citibank NA	8/2026	(4)
USD	5,853,455	DKK	38,224,000	State Street Bank & Trust Co	8/2026	(459)
USD	2,685,722	EUR	2,313,000	Bank of America NA	7/2026	42,888
USD	807,327,894	EUR	691,611,000	Bank of America NA	7/2026	17,093,167
USD	6,158,397	EUR	5,268,000	Citibank NA	7/2026	139,181
USD	3,220,067	EUR	2,764,000	HSBC Bank USA NA	7/2026	61,921
USD	887,982	EUR	767,000	JPMorgan Chase Bank NA	7/2026	11,607
USD	2,682,620	EUR	2,317,000	State Street Bank & Trust Co	7/2026	35,216
USD	21,416,021	EUR	18,343,000	State Street Bank & Trust Co	7/2026	457,309
USD	815,000,259	EUR	712,396,000	Bank of America NA	8/2026	(144,041)
USD	38,825,337	EUR	33,942,000	Royal Bank of Canada	8/2026	(12,090)
USD	118,713,785	GBP	88,327,000	BNP Paribas SA	7/2026	1,552,436
USD	2,026,862	GBP	1,504,000	Goldman Sachs Bank USA	7/2026	31,882
USD	7,011,901	GBP	5,230,000	HSBC Bank USA NA	7/2026	74,568
USD	3,906,174	GBP	2,903,000	JPMorgan Chase Bank NA	7/2026	55,489
USD	6,383,247	GBP	4,809,000	BNP Paribas SA	8/2026	4,487
USD	129,942,382	GBP	98,006,000	Goldman Sachs Bank USA	8/2026	(54,859)
USD	120,733	HKD	945,000	Bank of America NA	7/2026	241
USD	267,620	HKD	2,095,000	Brown Brothers Harriman & Co.	7/2026	497
USD	386,026	HKD	3,024,000	Bank of America NA	8/2026	(41)
USD	149,708,226	JPY	23,776,900,000	BNP Paribas SA	7/2026	3,474,332
USD	3,063,122	JPY	486,650,000	Royal Bank of Canada	7/2026	70,102
USD	150,065,341	JPY	24,241,300,000	Goldman Sachs Bank USA	8/2026	563,765
USD	7,322,147	JPY	1,186,750,000	JPMorgan Chase Bank NA	8/2026	3,191
USD	2,636,128	NOK	24,443,000	Royal Bank of Canada	7/2026	166,764
USD	309,163	NOK	3,063,000	Brown Brothers Harriman & Co.	8/2026	(131)
USD	2,462,625	NOK	24,447,000	State Street Bank & Trust Co	8/2026	(5,970)
USD	6,440,137	NZD	10,866,000	Royal Bank of Canada	7/2026	268,792
USD	6,223,339	NZD	10,998,000	JPMorgan Chase Bank NA	8/2026	(30,362)
USD	414,728	NZD	729,000	State Street Bank & Trust Co	8/2026	203
USD	1,633,443	SEK	15,426,000	Bank of America NA	7/2026	42,535
USD	12,512,819	SEK	115,756,000	JPMorgan Chase Bank NA	7/2026	574,719
USD	368,609	SEK	3,564,000	Bank of America NA	8/2026	350
USD	13,489,548	SEK	130,905,000	State Street Bank & Trust Co	8/2026	(36,534)
USD	7,225,426	SGD	9,204,000	Bank of America NA	7/2026	111,223
USD	697,366	SGD	890,000	Brown Brothers Harriman & Co.	7/2026	9,444
USD	330,057	SGD	426,000	Bank of America NA	8/2026	(21)
USD	7,285,071	SGD	9,400,000	Bank of America NA	8/2026	1,657

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						29,339,494
Unrealized Appreciation						31,078,582
Unrealized Depreciation						(1,739,088)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $977,498,966 or 71.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,090,110 or 20.6% of net assets.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,670.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,449,160	147,347,214	142,503,399	134,499	(265)	296	9,293,006	9,291,148	0.0%
Total	4,449,160	147,347,214	142,503,399	134,499	(265)	296	9,293,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	894,620,132	-	894,620,132	-

Non-Convertible Corporate Bonds
Communication Services	27,569,937	-	27,569,937	-
Consumer Discretionary	17,969,962	-	17,969,962	-
Consumer Staples	16,747,072	-	16,747,072	-
Energy	8,073,148	-	8,073,148	-
Financials	270,292,429	-	270,292,429	-
Health Care	9,971,443	-	9,971,443	-
Industrials	27,398,381	-	27,398,381	-
Information Technology	4,429,829	-	4,429,829	-
Materials	6,851,858	-	6,851,858	-
Real Estate	15,037,289	-	15,037,289	-
Utilities	36,139,881	-	36,139,881	-

Preferred Securities
Consumer Discretionary	2,183,347	-	2,183,347	-
Energy	3,177,579	-	3,177,579	-
Utilities	4,111,674	-	4,111,674	-

Money Market Funds	9,293,006	9,293,006	-	-
Total Investments in Securities:	1,353,866,967	9,293,006	1,344,573,961	-
Derivative Instruments:

Assets
Futures Contracts	27,866	27,866	-	-
Forward Foreign Currency Contracts	31,078,582	-	31,078,582	-
Total Assets	31,106,448	27,866	31,078,582	-

Liabilities
Forward Foreign Currency Contracts	(1,739,088)	-	(1,739,088)	-
Total Liabilities	(1,739,088)	-	(1,739,088)	-
Total Derivative Instruments:	29,367,360	27,866	29,339,494	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	31,078,582	(1,739,088)
Total Foreign Exchange Risk	31,078,582	(1,739,088)
Interest Rate Risk
Futures Contracts (b)	27,866	-
Total Interest Rate Risk	27,866	-
Total Value of Derivatives	31,106,448	(1,739,088)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	17,363,589	(191,043)	(17,172,546)	-	-
BNP Paribas SA	6,798,633	(4,765)	(6,793,868)	-	-
Brown Brothers Harriman & Co	85,325	(2,094)	-	-	83,231
Canadian Imperial Bank of Commerce	27,869	-	-	-	27,869
Citibank NA	139,181	(29)	-	-	139,152
Goldman Sachs Bank USA	728,248	(638,516)	-	-	89,732
HSBC Bank	142,628	(873)	-	-	141,755
JPMorgan Chase Bank NA	3,681,407	(459,060)	(3,222,347)	-	-
Royal Bank of Canada	1,559,797	(390,562)	(1,169,235)	-	-
State Street Bank & Trust Co	551,905	(52,146)	(499,759)	-	-
Total	$31,078,582	$(1,739,088)	$(28,857,755)	$-	$481,739

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,423,924,823)	$1,344,573,961
Fidelity Central Funds (cost $9,292,975)	9,293,006

Total Investment in Securities (cost $1,433,217,798)		$1,353,866,967
Foreign currency held at value (cost $598,087)		596,945
Receivable for investments sold		1,198,986
Unrealized appreciation on forward foreign currency contracts		31,078,582
Receivable for fund shares sold		23,180,171
Interest receivable		11,660,205
Distributions receivable from Fidelity Central Funds		17,859
Total assets		1,421,599,715
Liabilities
Payable for investments purchased	$57,121,135
Unrealized depreciation on forward foreign currency contracts	1,739,088
Payable for fund shares redeemed	1,745,160
Accrued management fee	66,366
Payable for variation margin on futures contracts	4,284
Total liabilities		60,676,033
Net Assets		$1,360,923,682
Net Assets consist of:
Paid in capital		$1,411,383,123
Total accumulated earnings (loss)		(50,459,441)
Net Assets		$1,360,923,682
Net Asset Value, offering price and redemption price per share ($1,360,923,682 ÷ 147,347,912 shares)		$9.24
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$118,105
Interest		16,882,339
Income from Fidelity Central Funds		134,499
Income before foreign taxes withheld		$17,134,943
Less foreign taxes withheld		(21,649)
Total income		17,113,294
Expenses
Management fee	$376,001
Independent trustees' fees and expenses	1,207
Total expenses before reductions	377,208
Expense reductions	(5)
Total expenses after reductions		377,203
Net Investment income (loss)		16,736,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,047,149)
Fidelity Central Funds	(265)
Forward foreign currency contracts	(1,359,064)
Foreign currency transactions	450,890
Futures contracts	(61,477)
Total net realized gain (loss)		(2,017,065)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,935,162)
Fidelity Central Funds	296
Forward foreign currency contracts	44,956,079
Assets and liabilities in foreign currencies	(317,977)
Futures contracts	32,098
Total change in net unrealized appreciation (depreciation)		4,735,334
Net gain (loss)		2,718,269
Net increase (decrease) in net assets resulting from operations		$19,454,360
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,736,091	$24,550,631
Net realized gain (loss)	(2,017,065)	(29,898,816)
Change in net unrealized appreciation (depreciation)	4,735,334	31,268,175
Net increase (decrease) in net assets resulting from operations	19,454,360	25,919,990
Distributions to shareholders	(10,071,858)	(43,608,599)

Share transactions
Proceeds from sales of shares	296,110,764	484,338,334
Reinvestment of distributions	9,376,272	40,709,720
Cost of shares redeemed	(127,768,095)	(250,616,509)

Net increase (decrease) in net assets resulting from share transactions	177,718,941	274,431,545
Total increase (decrease) in net assets	187,101,443	256,742,936

Net Assets
Beginning of period	1,173,822,239	917,079,303
End of period	$1,360,923,682	$1,173,822,239

Other Information
Shares
Sold	32,272,557	51,867,046
Issued in reinvestment of distributions	1,031,493	4,418,366
Redeemed	(13,944,302)	(26,888,121)
Net increase (decrease)	19,359,748	29,397,291

Financial Highlights
Fidelity® International Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$9.30	$9.20	$8.81	$9.98	$10.22
Income from Investment Operations
Net investment income (loss) A,B	.122	.230	.207	.171	.113	.079
Net realized and unrealized gain (loss)	.023	.015	.213	.481	(1.193)	(.257)
Total from investment operations	.145	.245	.420	.652	(1.080)	(.178)
Distributions from net investment income	(.075)	(.375)	(.320)	(.262)	(.090)	(.062)
Total distributions	(.075)	(.375)	(.320)	(.262)	(.090)	(.062)
Net asset value, end of period	$9.24	$9.17	$9.30	$9.20	$8.81	$9.98
Total Return C,D	1.59%	2.66%	4.64%	7.48%	(10.84)%	(1.74)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06% G	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.69% G	2.47%	2.24%	1.91%	1.23%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,360,924	$1,173,822	$917,079	$749,689	$626,063	$598,137
Portfolio turnover rate H	33 % G	64%	19%	22%	22%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$59,283,120
Gross unrealized depreciation	(97,674,978)
Net unrealized appreciation (depreciation)	$(38,391,858)
Tax cost	$1,421,626,185

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,555,597)
Long-term	(11,833,513)
Total capital loss carryforward	$(17,389,110)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,359,064)	44,956,079
Total Foreign Exchange Risk	(1,359,064)	44,956,079
Interest Rate Risk
Futures Contracts	(61,477)	32,098
Total Interest Rate Risk	(61,477)	32,098
Totals	(1,420,541)	44,988,177

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Bond Index Fund	3,846,327,821

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	426,059,308	204,200,210
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	23%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	36
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896132.106
IBI-SANN-0826
Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 2.60	121,202,888	64,162,652
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.65	155,898,347	80,774,071
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.63	164,102,536	92,527,890
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.47	146,082,979	106,567,475
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	171,035,080	130,585,958
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.49	200,298,946	142,314,110
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	157,662,817	110,876,015
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	82,647,986	60,707,669
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	89,318,735	63,586,864
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.72	48,400,646	34,001,554
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.57	201,580,192	164,646,784
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.74	174,147,582	132,400,229
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	137,192,313	136,245,565
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	77,831,337	75,092,169
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	86,283,149	82,426,827
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.85	87,756,920	76,695,054
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	165,510,511	152,383,520
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	72,237,468	66,591,893
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	156,730,589	158,718,439
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	77,573,063	83,523,315
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	169,851,231	174,145,616
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	138,888,864	145,855,013
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	348,264,616	327,044,636
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	393,142,832	363,110,602
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	355,505,490	321,847,176
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	376,804,265	352,057,873
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	373,245,553	342,671,463
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	317,759,127	303,066,871
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	318,598,750	313,210,118
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	326,483,894	318,139,976
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	434,557,069	402,467,118
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	281,461,927	275,196,514
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	209,602,081	203,902,358
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	392,465,090	371,237,289
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.15 to 1.42	331,405,707	321,798,894
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 2.29	318,906,656	313,746,862
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.34 to 1.93	404,569,440	391,978,207
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	432,208,167	414,599,301
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.93 to 2.49	317,703,080	316,137,844
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	351,772,405	349,323,697
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.73	387,180,115	382,474,668
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.62 to 2.13	368,911,908	360,449,342
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.19	470,009,968	456,447,340
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	454,224,230	447,689,573
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.76 to 1.97	468,471,621	458,101,638
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	492,586,032	491,438,900
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.30 to 2.29	336,273,864	337,218,843
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.27 to 2.43	339,592,396	343,228,804
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,198,695,820)			11,613,414,589

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $20,203,427)	3.69	20,199,387	20,203,427

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $12,218,899,247)	11,633,618,016
NET OTHER ASSETS (LIABILITIES) - 0.4%	51,079,207
NET ASSETS - 100.0%	11,684,697,223

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,173,987	609,519,003	648,486,508	869,563	(5,717)	2,662	20,203,427	20,199,387	0.0%
Fidelity Securities Lending Cash Central Fund	-	130,634,113	130,634,113	7,387	-	-	-	-	0.0%
Total	59,173,987	740,153,116	779,120,621	876,950	(5,717)	2,662	20,203,427

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	11,613,414,589	-	11,613,414,589	-

Money Market Funds	20,203,427	20,203,427	-	-
Total Investments in Securities:	11,633,618,016	20,203,427	11,613,414,589	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,198,695,820)	$11,613,414,589
Fidelity Central Funds (cost $20,203,427)	20,203,427

Total Investment in Securities (cost $12,218,899,247)		$11,633,618,016
Receivable for investments sold		144,967,294
Receivable for fund shares sold		33,167,266
Interest receivable		55,373,952
Distributions receivable from Fidelity Central Funds		103,749
Total assets		11,867,230,277
Liabilities
Payable for investments purchased	$159,395,315
Payable for fund shares redeemed	22,652,942
Accrued management fee	484,797
Total liabilities		182,533,054
Net Assets		$11,684,697,223
Net Assets consist of:
Paid in capital		$12,752,883,094
Total accumulated earnings (loss)		(1,068,185,871)
Net Assets		$11,684,697,223
Net Asset Value, offering price and redemption price per share ($11,684,697,223 ÷ 1,266,214,305 shares)		$9.23
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$355,859,746
Income from Fidelity Central Funds (including $7,387 from security lending)		876,950
Total income		356,736,696
Expenses
Management fee	$2,840,968
Independent trustees' fees and expenses	11,144
Total expenses		2,852,112
Net Investment income (loss)		353,884,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,620,131)
Fidelity Central Funds	(5,717)
Total net realized gain (loss)		(22,625,848)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(192,295,263)
Fidelity Central Funds	2,662
Total change in net unrealized appreciation (depreciation)		(192,292,601)
Net gain (loss)		(214,918,449)
Net increase (decrease) in net assets resulting from operations		$138,966,135
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353,884,584	$455,369,181
Net realized gain (loss)	(22,625,848)	(85,630,077)
Change in net unrealized appreciation (depreciation)	(192,292,601)	272,033,952
Net increase (decrease) in net assets resulting from operations	138,966,135	641,773,056
Distributions to shareholders	(1,234,402)	(435,504,954)

Share transactions
Proceeds from sales of shares	2,130,588,783	4,404,791,219
Reinvestment of distributions	1,097,163	388,208,100
Cost of shares redeemed	(1,581,832,440)	(2,971,275,745)

Net increase (decrease) in net assets resulting from share transactions	549,853,506	1,821,723,574
Total increase (decrease) in net assets	687,585,239	2,027,991,676

Net Assets
Beginning of period	10,997,111,984	8,969,120,308
End of period	$11,684,697,223	$10,997,111,984

Other Information
Shares
Sold	231,456,103	478,371,613
Issued in reinvestment of distributions	119,906	42,310,123
Redeemed	(171,870,797)	(323,132,525)
Net increase (decrease)	59,705,212	197,549,211

Financial Highlights
Fidelity® Inflation-Protected Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$8.89	$9.04	$9.02	$11.16	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.287	.414	.333	.346	.748	.593
Net realized and unrealized gain (loss)	(.166)	.187	(.150)	(.005)	(2.088)	.058
Total from investment operations	.121	.601	.183	.341	(1.340)	.651
Distributions from net investment income	(.001)	(.381)	(.321)	(.321)	(.800)	(.531)
Distributions from tax return of capital	-	-	(.012)	-	-	-
Total distributions	(.001)	(.381)	(.333)	(.321)	(.800)	(.531)
Net asset value, end of period	$9.23	$9.11	$8.89	$9.04	$9.02	$11.16
Total Return C,D	1.33%	6.79%	2.01%	3.78%	(12.05)%	5.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	6.28% G	4.50%	3.66%	3.78%	7.22%	5.27%
Supplemental Data
Net assets, end of period (000 omitted)	$11,684,697	$10,997,112	$8,969,120	$9,776,898	$9,256,051	$11,771,837
Portfolio turnover rate H	23 % G	19%	23% I	31%	28%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,153,039
Gross unrealized depreciation	(585,052,026)
Net unrealized appreciation (depreciation)	$(576,898,987)
Tax cost	$12,210,517,003

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(180,291,525)
Long-term	(597,826,139)
Total capital loss carryforward	$(778,117,664)

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Inflation-Protected Bond Index Fund	788	-	-
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.939241.113
PIB-I-PIB-AI-SANN-0826
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 97.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.24 to 1.92	188,687,894	187,385,781
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.27 to 2.18	239,678,390	239,014,484
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.71 to 1.89	168,604,570	170,743,021
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.10 to 1.91	188,396,670	193,159,942
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.12 to 2.29	245,318,325	257,622,581
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.04 to 1.82	517,359,689	485,836,640
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.14 to 1.30	495,980,733	458,092,704
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.83 to 1.97	436,896,638	434,434,685
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 1.89	591,032,417	579,371,830
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-1.91 to 2.32	326,680,686	327,155,108
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.07 to 1.36	508,507,605	475,111,676
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	0.88 to 1.80	387,708,798	369,782,273
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.74 to 2.40	352,915,494	348,203,447
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-0.17 to 1.69	433,126,229	425,800,532
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.86 to 1.85	436,956,629	425,789,368
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.92 to 1.76	473,362,992	462,825,813
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	0.96 to 1.89	324,840,144	316,006,747
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.17 to 1.47	668,370,876	648,996,092
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.01 to 2.17	510,715,000	502,451,817
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.34 to 1.93	638,116,344	618,256,535
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.99 to 2.23	589,867,740	586,961,623
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	604,065,320	599,860,387
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.15 to 1.57	587,831,685	580,687,695
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.05 to 2.29	599,178,517	600,862,297
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.79 to 2.43	572,007,486	578,132,630
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,997,808,400)			10,872,545,708

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $183,810,479)	3.69	183,773,725	183,810,479

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $11,181,618,879)	11,056,356,187
NET OTHER ASSETS (LIABILITIES) - 0.8%	92,156,920
NET ASSETS - 100.0%	11,148,513,107

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	77,451,190	1,069,230,381	962,870,805	4,340,737	(287)	-	183,810,479	183,773,725	0.3%
Total	77,451,190	1,069,230,381	962,870,805	4,340,737	(287)	-	183,810,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	10,872,545,708	-	10,872,545,708	-

Money Market Funds	183,810,479	183,810,479	-	-
Total Investments in Securities:	11,056,356,187	183,810,479	10,872,545,708	-
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,997,808,400)	$10,872,545,708
Fidelity Central Funds (cost $183,810,479)	183,810,479

Total Investment in Securities (cost $11,181,618,879)		$11,056,356,187
Receivable for fund shares sold		413,326,108
Interest receivable		31,937,653
Distributions receivable from Fidelity Central Funds		660,840
Total assets		11,502,280,788
Liabilities
Payable for investments purchased	$328,999,019
Payable for fund shares redeemed	24,765,453
Other payables and accrued expenses	3,209
Total liabilities		353,767,681
Net Assets		$11,148,513,107
Net Assets consist of:
Paid in capital		$11,103,528,316
Total accumulated earnings (loss)		44,984,791
Net Assets		$11,148,513,107
Net Asset Value, offering price and redemption price per share ($11,148,513,107 ÷ 1,114,966,765 shares)		$10.00
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$299,485,841
Income from Fidelity Central Funds		4,340,737
Total income		303,826,578
Expenses
Custodian fees and expenses	$18,517
Independent trustees' fees and expenses	9,286
Total expenses		27,803
Net Investment income (loss)		303,798,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(287)
Total net realized gain (loss)		(287)
Change in net unrealized appreciation (depreciation) on investment securities		(155,361,043)
Net gain (loss)		(155,361,330)
Net increase (decrease) in net assets resulting from operations		$148,437,445
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,798,775	$351,590,024
Net realized gain (loss)	(287)	(20,288,078)
Change in net unrealized appreciation (depreciation)	(155,361,043)	132,752,407
Net increase (decrease) in net assets resulting from operations	148,437,445	464,054,353
Distributions to shareholders	(5,835,432)	(326,890,790)

Share transactions
Proceeds from sales of shares	2,704,511,299	3,724,187,506
Reinvestment of distributions	5,835,432	326,890,790
Cost of shares redeemed	(673,022,789)	(4,366,847,671)

Net increase (decrease) in net assets resulting from share transactions	2,037,323,942	(315,769,375)
Total increase (decrease) in net assets	2,179,925,955	(178,605,812)

Net Assets
Beginning of period	8,968,587,152	9,147,192,964
End of period	$11,148,513,107	$8,968,587,152

Other Information
Shares
Sold	270,930,619	372,854,225
Issued in reinvestment of distributions	587,657	33,017,774
Redeemed	(67,674,799)	(442,004,282)
Net increase (decrease)	203,843,477	(36,132,283)

Financial Highlights
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$9.66	$9.47	$9.28	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.308	.439	.314	.265	.531	.127
Net realized and unrealized gain (loss)	(.142)	.137	.145	.166	(.814)	.005
Total from investment operations	.166	.576	.459	.431	(.283)	.132
Distributions from net investment income	(.006)	(.396)	(.251)	(.241)	(.477)	(.071)
Distributions from tax return of capital	-	-	(.018)	-	(.010)	(.011)
Total distributions	(.006)	(.396)	(.269)	(.241)	(.487)	(.082)
Net asset value, end of period	$10.00	$9.84	$9.66	$9.47	$9.28	$10.05
Total Return D,E	1.69%	5.99%	4.86%	4.65%	(2.84)%	1.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	6.25% I	4.41%	3.26%	2.81%	5.38%	3.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,148,513	$8,968,587	$9,147,193	$7,140,243	$6,507,450	$4,199,988
Portfolio turnover rate J	15 % I	38%	28%	31%	21% K	33% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.53 to 2.72	366,412,878	193,972,458
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.59	288,667,190	149,564,280
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.62	301,327,701	169,901,191
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.58 to 2.64	294,033,616	214,497,405
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.62 to 2.61	390,564,369	298,197,437
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.53 to 2.04	361,665,823	256,966,652
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.53 to 2.59	240,971,239	169,462,471
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.53 to 1.89	306,828,933	225,375,962
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.53 to 2.70	256,637,917	182,702,993
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.54 to 2.71	295,210,006	207,385,643
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.51	485,709,372	396,717,979
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.43 to 2.56	260,138,304	197,776,911
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.74 to 2.24	149,976,038	144,697,834
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.70 to 2.36	303,924,061	290,340,538
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.00 to 2.65	396,929,580	346,896,128
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.76	311,122,021	286,446,270
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43 to 2.72	192,667,500	177,609,957
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 1.74	73,891,079	79,558,904
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 2.11	107,332	99,133
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.71 to 2.47	979,012,291	886,322,011
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.13 to 2.09	834,633,487	766,265,198
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.03	981,932,406	909,421,417
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	1,037,373,642	981,263,781
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.49	905,059,354	868,185,760
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.25	1,002,126,500	979,138,462
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.91 to 2.03	1,102,360,928	1,070,551,154
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.55 to 2.24	1,081,050,366	1,065,497,930
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	1,173,201,456	1,147,231,732
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	1,020,417,080	1,018,040,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,811,107,973)			13,680,088,329

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $227,323)	3.69	227,300	227,345

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $14,811,335,296)	13,680,315,674
NET OTHER ASSETS (LIABILITIES) - 0.6%	80,355,226
NET ASSETS - 100.0%	13,760,670,900

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,908,685	299,019,128	305,700,554	317,444	(63)	149	227,345	227,300	0.0%
Total	6,908,685	299,019,128	305,700,554	317,444	(63)	149	227,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	13,680,088,329	-	13,680,088,329	-

Money Market Funds	227,345	227,345	-	-
Total Investments in Securities:	13,680,315,674	227,345	13,680,088,329	-
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,811,107,973)	$13,680,088,329
Fidelity Central Funds (cost $227,323)	227,345

Total Investment in Securities (cost $14,811,335,296)		$13,680,315,674
Receivable for investments sold		13,944,213
Receivable for fund shares sold		82,071,898
Interest receivable		85,426,100
Distributions receivable from Fidelity Central Funds		5,692
Total assets		13,861,763,577
Liabilities
Payable for investments purchased	$10,574,963
Payable for fund shares redeemed	90,513,463
Other payables and accrued expenses	4,251
Total liabilities		101,092,677
Net Assets		$13,760,670,900
Net Assets consist of:
Paid in capital		$15,971,994,825
Total accumulated earnings (loss)		(2,211,323,925)
Net Assets		$13,760,670,900
Net Asset Value, offering price and redemption price per share ($13,760,670,900 ÷ 1,797,239,889 shares)		$7.66
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$445,653,813
Income from Fidelity Central Funds		317,444
Total income		445,971,257
Expenses
Custodian fees and expenses	$27,309
Independent trustees' fees and expenses	12,894
Total expenses		40,203
Net Investment income (loss)		445,931,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(159,053,303)
Fidelity Central Funds	(63)
Total net realized gain (loss)		(159,053,366)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(155,155,128)
Fidelity Central Funds	149
Total change in net unrealized appreciation (depreciation)		(155,154,979)
Net gain (loss)		(314,208,345)
Net increase (decrease) in net assets resulting from operations		$131,722,709
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$445,931,054	$564,772,502
Net realized gain (loss)	(159,053,366)	(434,638,765)
Change in net unrealized appreciation (depreciation)	(155,154,979)	701,829,428
Net increase (decrease) in net assets resulting from operations	131,722,709	831,963,165
Distributions to shareholders	(6,749,493)	(528,472,547)

Share transactions
Proceeds from sales of shares	1,932,477,385	3,089,898,968
Reinvestment of distributions	6,749,493	528,472,547
Cost of shares redeemed	(1,090,062,165)	(1,977,808,698)

Net increase (decrease) in net assets resulting from share transactions	849,164,713	1,640,562,817
Total increase (decrease) in net assets	974,137,929	1,944,053,435

Net Assets
Beginning of period	12,786,532,971	10,842,479,536
End of period	$13,760,670,900	$12,786,532,971

Other Information
Shares
Sold	252,355,965	403,839,077
Issued in reinvestment of distributions	891,611	69,134,195
Redeemed	(142,759,652)	(257,977,799)
Net increase (decrease)	110,487,924	214,995,473

Financial Highlights
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.58	$7.37	$7.66	$7.70	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.258	.366	.287	.290	.579	.158
Net realized and unrealized gain (loss)	(.174)	.176	(.313)	(.077)	(2.494)	.061
Total from investment operations	.084	.542	(.026)	.213	(1.915)	.219
Distributions from net investment income	(.004)	(.332)	(.249)	(.253)	(.514)	(.089)
Distributions from net realized gain	-	-	-	-	(.001)	-
Distributions from tax return of capital	-	-	(.015)	-	-	-
Total distributions	(.004)	(.332)	(.264)	(.253)	(.515)	(.089)
Net asset value, end of period	$7.66	$7.58	$7.37	$7.66	$7.70	$10.13
Total Return D,E	1.11%	7.38%	(.42)%	2.81%	(19.04)%	2.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	6.80% I	4.79%	3.76%	3.73%	6.57%	4.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,760,671	$12,786,533	$10,842,480	$9,884,495	$8,584,288	$7,218,254
Portfolio turnover rate J	24 % I	25%	26%	31%	31% K	31% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11,179,357,575	7,858,837	(130,860,225)	(123,001,388)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,850,431,368	7,088,299	(1,177,203,993)	(1,170,115,694)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	(73,902,450)	(127,803,382)	(201,705,832)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(207,386,663)	(1,199,345,493)	(1,406,732,156)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901940.104
SYI-SANN-0826
Fidelity® SAI International Credit Fund

Semi-Annual Report
June 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Credit Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 11.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Australian Commonwealth 1.25% 5/21/2032	AUD	11,215,000	6,482,287
Australian Commonwealth 1.75% 11/21/2032 (d)	AUD	3,500,000	2,054,628
Australian Commonwealth 2.75% 6/21/2035 (d)	AUD	3,010,000	1,789,841
Australian Commonwealth 3.5% 12/21/2034 (d)	AUD	2,500,000	1,591,228
Australian Commonwealth 3.75% 5/21/2034 (d)	AUD	3,900,000	2,545,986
TOTAL AUSTRALIA			14,463,970
CANADA - 3.6%
Canadian Government 1.5% 12/1/2031	CAD	26,810,000	17,434,581
Canadian Government 1.5% 6/1/2031	CAD	22,775,000	14,948,718
Canadian Government 2% 6/1/2032	CAD	30,590,000	20,291,206
Canadian Government 2.5% 12/1/2032	CAD	28,290,000	19,207,612
Canadian Government 2.75% 6/1/2033	CAD	165,000	113,354
Canadian Government 3% 6/1/2034	CAD	8,675,000	6,017,011
Canadian Government 3.25% 12/1/2033	CAD	6,200,000	4,385,989
Canadian Government 3.25% 12/1/2035	CAD	1,625,000	1,137,299
TOTAL CANADA			83,535,770
JAPAN - 3.1%
Japan Government 0.1% 9/20/2028	JPY	1,748,550,000	10,446,456
Japan Government 0.9% 9/1/2027	JPY	2,110,000,000	12,930,182
Japan Government 1.3% 3/1/2028	JPY	2,984,500,000	18,347,714
Japan Government Treasury Bills 0% 10/13/2026 (i)	JPY	1,681,600,000	10,314,952
Japan Government Treasury Bills 0% 11/10/2026 (i)	JPY	2,976,350,000	18,242,255
TOTAL JAPAN			70,281,559
MULTI-NATIONAL - 3.1%
European Union 3.375% 12/12/2035 (d)	EUR	26,549,000	30,768,980
European Union 3.75% 10/12/2045 (d)	EUR	17,760,000	20,026,080
European Union 4% 4/4/2044 (d)	EUR	17,165,000	20,137,315
TOTAL MULTI-NATIONAL			70,932,375
ROMANIA - 1.0%
Romanian Republic 2.124% 7/16/2031 (d)	EUR	2,485,000	2,526,690
Romanian Republic 4.625% 3/4/2033 (h)	EUR	6,355,000	7,039,974
Romanian Republic 5.875% 7/11/2032 (d)	EUR	7,260,000	8,675,863
Romanian Republic 6.375% 9/18/2033 (d)	EUR	4,210,000	5,124,522
TOTAL ROMANIA			23,367,049
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $267,357,404)			262,580,723

Non-Convertible Corporate Bonds - 59.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.5%
Financials - 2.2%
Banks - 1.5%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(d)	GBP	8,265,000	10,854,816
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(d)	EUR	7,240,000	8,220,506
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(d)	EUR	6,250,000	7,312,740
National Australia Bank Ltd 3.612% 1/22/2036 (b)(d)	EUR	6,450,000	7,307,532
			33,695,594
Financial Services - 0.5%
Cimic Finance Ltd 1.5% 5/28/2029 (d)	EUR	2,404,000	2,589,669
Cimic Finance Ltd 6% 4/22/2036 (h)		8,992,000	8,864,334
			11,454,003
Insurance - 0.2%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	3,914,000	4,947,976
TOTAL FINANCIALS			50,097,573
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,380,000	7,365,395
TOTAL AUSTRALIA			57,462,968
AUSTRIA - 0.5%
Materials - 0.2%
Containers & Packaging - 0.2%
Mondi Finance PLC 3.375% 5/23/2031 (d)	EUR	3,795,000	4,277,318
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Supernova Invest GmbH 4.375% 6/23/2031 (d)	EUR	3,880,000	4,423,877
Supernova Invest GmbH 5% 6/24/2030 (d)	EUR	2,080,000	2,435,873
TOTAL REAL ESTATE			6,859,750
TOTAL AUSTRIA			11,137,068
BELGIUM - 1.0%
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut Services NV 4.25% 8/19/2031 (d)	EUR	2,900,000	3,391,282
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Fluxys SA 4% 11/28/2030 (d)	EUR	11,200,000	12,984,513
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Shurgard Luxembourg Sarl 4% 5/27/2035 (d)	EUR	6,500,000	7,347,878
TOTAL BELGIUM			23,723,673
CANADA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	15,860,000	18,064,753
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		2,400,000	2,352,472
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	8,200,000	9,305,649
Toronto Dominion Bank 3.357% 9/22/2032 (d)	EUR	10,025,000	11,341,051

TOTAL CANADA			41,063,925
CZECH REPUBLIC - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CPI Property Group SA 6% 1/27/2032 (d)	EUR	9,210,000	10,302,356
DENMARK - 1.5%
Consumer Staples - 0.6%
Beverages - 0.2%
Carlsberg Breweries A/S 3.25% 2/28/2032 (d)	EUR	4,125,000	4,678,346
Food Products - 0.1%
Arla Foods amba 3.875% 5/22/2033 (d)	EUR	1,870,000	2,163,580
Tobacco - 0.3%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (d)	EUR	5,250,000	6,176,057
TOTAL CONSUMER STAPLES			13,017,983
Financials - 0.9%
Banks - 0.5%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	6,491,000	7,573,907
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	3,553,000	4,234,792
			11,808,699
Financial Services - 0.4%
Nykredit Realkredit A/S 3.75% 9/26/2033 (d)	EUR	8,350,000	9,517,373
TOTAL FINANCIALS			21,326,072
TOTAL DENMARK			34,344,055
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	3,280,000	3,622,993
Citycon Treasury BV 5.375% 7/8/2031 (d)	EUR	3,645,000	4,004,703

TOTAL FINLAND			7,627,696
FRANCE - 5.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Orange SA 4.75% 1/13/2033 (h)		3,623,000	3,554,272
Orange SA 5% 1/13/2036 (h)		4,800,000	4,689,022
			8,243,294
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (d)	EUR	4,900,000	5,556,408
TOTAL COMMUNICATION SERVICES			13,799,702
Consumer Discretionary - 0.8%
Automobile Components - 0.3%
Valeo SE 4.625% 3/23/2032 (d)	EUR	5,700,000	6,504,294
Automobiles - 0.5%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	2,400,000	2,761,759
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	6,900,000	8,172,407
			10,934,166
TOTAL CONSUMER DISCRETIONARY			17,438,460
Consumer Staples - 0.4%
Beverages - 0.4%
Pernod Ricard SA 3.75% 2/4/2037 (d)	EUR	7,400,000	8,305,796
Financials - 1.9%
Banks - 1.9%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		4,560,000	4,310,234
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	12,600,000	14,370,309
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		6,146,000	6,343,538
BPCE SA 5.716% 1/18/2030 (b)(h)		10,945,000	11,163,207
BPCE SA 7.003% 10/19/2034 (b)(h)		1,515,000	1,649,495
Societe Generale SA 6.691% 1/10/2034 (b)(h)		5,340,000	5,714,862
TOTAL FINANCIALS			43,551,645
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA 3.779% 10/30/2029 (d)	EUR	3,800,000	4,367,653
Utilities - 1.9%
Electric Utilities - 0.5%
Electricite de France SA 5.5% 1/25/2035 (d)	GBP	7,600,000	9,876,006
Electricite de France SA 6.125% 6/2/2034 (d)	GBP	2,100,000	2,873,079
			12,749,085
Multi-Utilities - 1.4%
Engie SA 3.875% 3/6/2036 (d)	EUR	1,600,000	1,844,496
Engie SA 4.25% 9/6/2034 (d)	EUR	9,300,000	11,034,502
Engie SA 6.1% 6/24/2036	AUD	9,430,000	6,549,100
Veolia Environnement SA 3.324% 6/17/2032 (d)	EUR	10,600,000	12,035,262
			31,463,360
TOTAL UTILITIES			44,212,445
TOTAL FRANCE			131,675,701
GERMANY - 11.6%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Robert Bosch GmbH 4.375% 6/2/2043 (d)	EUR	2,600,000	2,942,895
Schaeffler AG 5.375% 4/1/2031 (d)	EUR	4,500,000	5,369,197
ZF Europe Finance BV 4.75% 1/31/2029 (d)	EUR	2,100,000	2,404,643
ZF Europe Finance BV 5.5% 2/17/2032 (d)	EUR	4,300,000	4,860,702
ZF Europe Finance BV 7% 6/12/2030 (d)	EUR	3,600,000	4,373,165
TOTAL CONSUMER DISCRETIONARY			19,950,602
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
METRO AG 5.25% 3/5/2030 (d)	EUR	2,890,000	3,447,262
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (d)	EUR	7,600,000	8,643,346
Financials - 5.5%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	3,100,000	3,560,926
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(d)	EUR	3,700,000	4,204,199
Volkswagen Bank GmbH 3.5% 6/19/2031 (d)	EUR	4,700,000	5,298,300
			13,063,425
Financial Services - 4.9%
KfW 0% 11/9/2028 (d)	EUR	27,096,000	29,123,906
KfW 0.75% 1/15/2029 (d)	EUR	26,974,000	29,403,490
KfW 1.125% 3/31/2037 (d)	EUR	14,700,000	13,735,833
KfW 2.625% 4/26/2029 (d)	EUR	21,000,000	23,972,045
KfW 2.75% 1/17/2035 (d)	EUR	5,764,000	6,468,298
KfW 4% 3/15/2029		9,475,000	9,434,816
			112,138,388
TOTAL FINANCIALS			125,201,813
Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		8,930,000	9,398,145
Bayer US Finance LLC 6.5% 11/21/2033 (h)		12,035,000	12,919,095
TOTAL HEALTH CARE			22,317,240
Industrials - 0.3%
Machinery - 0.3%
KION Group AG 4.125% 3/24/2031 (d)	EUR	6,610,000	7,610,501
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 3.5% 2/16/2034 (d)	EUR	6,700,000	7,611,172
Real Estate - 0.5%
Diversified REITs - 0.2%
Sirius Real Estate Ltd 4% 1/22/2032 (d)	EUR	5,300,000	6,006,983
Real Estate Management & Development - 0.3%
Aroundtown SA 3.625% 4/10/2031 (d)	GBP	5,305,000	6,434,663
TOTAL REAL ESTATE			12,441,646
Utilities - 2.6%
Electric Utilities - 1.9%
Amprion GmbH 0.625% 9/23/2033 (d)	EUR	5,400,000	5,007,171
Amprion GmbH 3.625% 5/21/2031 (d)	EUR	6,500,000	7,513,350
Amprion GmbH 4.125% 9/7/2034 (d)	EUR	6,000,000	7,048,531
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	8,200,000	8,952,890
EnBW International Finance BV 3.75% 11/20/2035 (d)	EUR	6,690,000	7,655,720
EnBW International Finance BV 5.7923% 2/26/2036 (d)	AUD	8,820,000	5,979,144
			42,156,806
Independent Power and Renewable Electricity Producers - 0.7%
RWE Finance US LLC 5.125% 9/18/2035 (h)		4,005,000	3,908,646
RWE Finance US LLC 5.875% 4/16/2034 (h)		11,028,000	11,355,462
			15,264,108
TOTAL UTILITIES			57,420,914
TOTAL GERMANY			264,644,496
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		2,803,000	2,680,950
IRELAND - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	1,340,000	1,526,416
ITALY - 1.5%
Consumer Staples - 0.8%
Beverages - 0.8%
Coca-Cola HBC Finance BV 4% 10/1/2033 (d)	EUR	5,680,000	6,639,618
Davide Campari-Milano NV 4.25% 6/17/2033 (d)	EUR	9,660,000	11,223,609
TOTAL CONSUMER STAPLES			17,863,227
Utilities - 0.7%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (h)		2,695,000	2,647,596
ENEL Finance International NV 5.5% 6/26/2034 (h)		5,595,000	5,668,853
Enel SpA 3.375% (b)(c)(d)	EUR	2,720,000	3,108,389
			11,424,838
Gas Utilities - 0.2%
Snam SpA 5.75% 5/28/2035 (h)		5,999,000	6,174,348
TOTAL UTILITIES			17,599,186
TOTAL ITALY			35,462,413
JAPAN - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (d)	EUR	2,950,000	3,366,852
NTT Finance Corp 4.876% 7/16/2030 (h)		580,000	578,712
TOTAL COMMUNICATION SERVICES			3,945,564
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(d)	EUR	7,760,000	8,954,893
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(d)	EUR	7,700,000	8,945,084
TOTAL FINANCIALS			17,899,977
TOTAL JAPAN			21,845,541
LUXEMBOURG - 3.0%
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	859,900	138,901
Real Estate - 3.0%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (d)	EUR	10,210,000	11,520,640
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (d)	EUR	5,560,000	6,558,774
Real Estate Management & Development - 2.2%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	6,835,000	7,256,612
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (d)	EUR	6,840,000	7,637,074
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (d)	EUR	7,075,000	8,414,731
Logicor Financing Sarl 1.625% 1/17/2030 (d)	EUR	5,275,000	5,636,315
Logicor Financing Sarl 2% 1/17/2034 (d)	EUR	8,135,000	8,046,195
Logicor Financing Sarl 3.75% 7/14/2032 (d)	EUR	1,955,000	2,202,235
P3 Group Sarl 3.75% 4/2/2033 (d)	EUR	3,290,000	3,687,060
P3 Group Sarl 4% 4/19/2032 (d)	EUR	6,245,000	7,180,052
			50,060,274
TOTAL REAL ESTATE			68,139,688
TOTAL LUXEMBOURG			68,278,589
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		14,415,000	14,257,877
MULTI-NATIONAL - 0.8%
Financials - 0.8%
Banks - 0.8%
European Investment Bank 0.01% 11/15/2035 (d)	EUR	1,965,000	1,691,848
European Investment Bank 2.875% 6/18/2035 (d)	EUR	15,780,000	17,799,439

TOTAL MULTI-NATIONAL			19,491,287
NETHERLANDS - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (d)	EUR	1,900,000	2,181,964
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	6,900,000	8,316,396
Financials - 0.8%
Banks - 0.8%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(h)		5,967,000	6,182,588
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	10,000,000	11,261,372
TOTAL FINANCIALS			17,443,960
TOTAL NETHERLANDS			27,942,320
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 3.625% 5/28/2032 (b)(d)	EUR	7,400,000	8,547,992
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Finance DAC 6.5% 10/15/2030 (d)	EUR	8,400,000	8,542,077
SPAIN - 0.7%
Financials - 0.7%
Banks - 0.7%
CaixaBank SA 4.818% 4/22/2032 (b)(h)		10,500,000	10,414,334
CaixaBank SA 6.84% 9/13/2034 (b)(h)		6,210,000	6,772,543

TOTAL SPAIN			17,186,877
SWEDEN - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Akelius Residential Ab 3.95% 3/25/2031 (d)	EUR	3,840,000	4,390,042
Heimstaden Bostad AB 3.875% 11/5/2029 (d)	EUR	5,180,000	5,954,190
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (d)	EUR	4,460,000	4,931,704

TOTAL SWEDEN			15,275,936
SWITZERLAND - 1.7%
Financials - 1.5%
Capital Markets - 1.2%
UBS Group AG 2.875% 4/2/2032 (b)(d)	EUR	6,790,000	7,559,122
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	11,045,000	12,987,993
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	5,630,000	6,785,932
			27,333,047
Insurance - 0.3%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(d)		4,125,000	4,138,723
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		3,810,000	3,438,720
			7,577,443
TOTAL FINANCIALS			34,910,490
Materials - 0.2%
Containers & Packaging - 0.2%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (d)	EUR	4,170,000	4,786,933
TOTAL SWITZERLAND			39,697,423
UNITED KINGDOM - 16.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (d)	EUR	5,175,000	5,842,054
Media - 0.2%
Pearson Funding PLC 6.375% 4/28/2036 (d)	GBP	3,590,000	4,861,750
TOTAL COMMUNICATION SERVICES			10,703,804
Consumer Discretionary - 1.5%
Broadline Retail - 0.5%
John Lewis PLC 4.25% 12/18/2034 (d)	GBP	6,267,000	7,024,998
Marks & Spencer PLC 5.125% 8/18/2032 (d)	GBP	3,900,000	5,102,032
			12,127,030
Hotels, Restaurants & Leisure - 0.4%
IHG Finance LLC 3.375% 9/10/2030 (d)	EUR	4,220,000	4,794,542
Whitbread Group PLC 2.375% 5/31/2027 (d)	GBP	2,745,000	3,555,113
			8,349,655
Household Durables - 0.6%
Berkeley Group PLC/The 2.5% 8/11/2031 (d)	GBP	12,292,000	13,977,356
TOTAL CONSUMER DISCRETIONARY			34,454,041
Consumer Staples - 1.6%
Tobacco - 1.6%
BAT International Finance PLC 4.125% 4/12/2032 (d)	EUR	12,985,000	15,165,019
Imperial Brands Finance PLC 3.875% 2/12/2034 (d)	EUR	12,135,000	13,655,439
Imperial Brands Finance PLC 4.875% 6/7/2032 (d)	GBP	6,290,000	8,135,592
TOTAL CONSUMER STAPLES			36,956,050
Financials - 5.3%
Banks - 4.3%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	11,070,000	12,682,358
Barclays PLC 6.174% 7/29/2036 (b)(d)	GBP	2,300,000	3,097,157
HSBC Holdings PLC 3.608% 12/1/2033 (b)(d)	EUR	9,105,000	10,355,911
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	5,510,000	6,651,032
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	8,235,000	10,020,761
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	1,285,000	1,838,100
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	11,495,000	13,830,967
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	5,479,000	7,237,202
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	13,033,000	17,911,087
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	5,215,000	6,013,315
Standard Chartered PLC 3.934% 5/28/2032 (b)(d)	EUR	6,020,000	6,970,310
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	1,990,000	2,792,922
			99,401,122
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (d)	EUR	7,830,000	8,877,439
Insurance - 0.6%
Admiral Group PLC 8.5% 1/6/2034 (d)	GBP	9,645,000	14,587,154
TOTAL FINANCIALS			122,865,715
Industrials - 1.2%
Ground Transportation - 0.5%
Mobico Group PLC 4.875% 9/26/2031 (d)	EUR	12,065,000	10,996,408
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd 6% 3/5/2032 (d)	GBP	12,690,000	17,034,617
TOTAL INDUSTRIALS			28,031,025
Real Estate - 0.5%
Office REITs - 0.3%
Great Portland Estates PLC 5.375% 9/25/2031 (d)	GBP	5,760,000	7,650,050
Retail REITs - 0.2%
Hammerson PLC 3.875% 6/8/2031 (d)	EUR	3,960,000	4,541,616
TOTAL REAL ESTATE			12,191,666
Utilities - 5.8%
Electric Utilities - 1.0%
London Power Networks PLC 3.837% 6/11/2037 (d)	EUR	4,240,000	4,815,342
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	8,306,000	9,362,061
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	7,180,000	8,147,238
			22,324,641
Multi-Utilities - 0.4%
Cadent Finance PLC 4% 7/7/2036 (d)	EUR	7,310,000	8,281,661
Water Utilities - 4.4%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (d)	GBP	3,810,000	4,887,744
Anglian Water Services Financing PLC 4.25% 6/23/2036 (d)	EUR	5,420,000	6,189,669
Anglian Water Services Financing PLC 5.875% 6/20/2031 (d)	GBP	2,555,000	3,441,482
Anglian Water Services Financing PLC 6.293% 7/30/2030 (d)	GBP	9,115,000	12,475,521
Northumbrian Water Finance PLC 4.5% 2/14/2031 (d)	GBP	9,625,000	12,328,055
Northumbrian Water Finance PLC 5.625% 4/29/2033 (d)	GBP	4,625,000	6,101,139
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (d)	EUR	4,785,000	5,442,953
South West Water Finance PLC 5.25% 9/15/2031 (d)	GBP	6,725,000	8,830,953
South West Water Finance PLC 5.75% 12/11/2032 (d)	GBP	3,735,000	5,001,207
SW Finance I PLC 6.875% 8/7/2032 (d)	GBP	8,525,000	11,383,356
SW Finance I PLC 7.375% 12/12/2041 (d)	GBP	2,816,000	3,651,875
Wessex Water Services Finance PLC 6.125% 9/19/2034 (d)	GBP	5,230,000	6,960,861
Yorkshire Water Finance PLC 5.5% 4/28/2035 (d)	GBP	3,883,000	4,910,954
Yorkshire Water Finance PLC 6% 7/22/2033 (d)	GBP	6,175,000	8,202,723
			99,808,492
TOTAL UTILITIES			130,414,794
TOTAL UNITED KINGDOM			375,617,095
UNITED STATES - 5.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	940,000	1,040,704
Alphabet Inc 3.875% 5/6/2045	EUR	1,000,000	1,078,674
Alphabet Inc 4% 5/6/2054	EUR	700,000	741,256
TOTAL COMMUNICATION SERVICES			2,860,634
Consumer Discretionary - 1.3%
Automobiles - 0.4%
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		9,564,000	9,557,947
Broadline Retail - 0.6%
Amazon.com Inc 3.7% 3/16/2035	EUR	8,255,000	9,494,257
Amazon.com Inc 4.35% 6/12/2036	CAD	5,830,000	4,145,929
			13,640,186
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp 3.5% 5/21/2032 (d)	EUR	5,480,000	6,273,048
TOTAL CONSUMER DISCRETIONARY			29,471,181
Consumer Staples - 0.7%
Tobacco - 0.7%
Philip Morris International Inc 3.25% 6/6/2032	EUR	13,650,000	15,371,945
Financials - 1.4%
Banks - 0.3%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	4,395,000	5,076,055
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	900,000	1,039,183
			6,115,238
Capital Markets - 0.2%
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	950,000	1,099,550
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	4,120,000	4,798,316
			5,897,866
Consumer Finance - 0.9%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	4,605,000	5,357,819
Ford Motor Credit Co LLC 5.875% 11/7/2029		4,140,000	4,189,799
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	3,195,000	4,321,200
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		5,822,000	5,704,075
			19,572,893
TOTAL FINANCIALS			31,585,997
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	4,180,000	4,839,646
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	4,921,000	5,470,196
TOTAL INFORMATION TECHNOLOGY			10,309,842
Real Estate - 0.9%
Diversified REITs - 0.0%
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	351,203
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	4,530,000	5,097,897
Retail REITs - 0.2%
Realty Income Corp 3.375% 6/20/2031	EUR	5,060,000	5,736,176
Specialized REITs - 0.5%
American Tower Corp 3.625% 5/30/2032	EUR	8,730,000	10,046,931
TOTAL REAL ESTATE			21,232,207
Utilities - 0.3%
Electric Utilities - 0.3%
Duke Energy Corp 3.85% 6/15/2034	EUR	4,613,000	5,275,409
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,211,000	1,359,417
TOTAL UTILITIES			6,634,826
TOTAL UNITED STATES			117,466,632
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,344,929,589)			1,355,801,363

Preferred Securities - 1.3%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 3.75% (b)(c)(d)	EUR	2,040,000	2,230,363
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 7.875% (b)(c)(d)	EUR	3,097,000	3,246,956
GERMANY - 0.7%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen International Finance NV 3.748% (b)(c)(d)	EUR	100,000	115,907
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	9,700,000	10,888,431
TOTAL CONSUMER DISCRETIONARY			11,004,338
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(c)		3,940,000	4,165,455
TOTAL GERMANY			15,169,793
SWEDEN - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Heimstaden Bostad AB 3.625% (b)(c)(d)	EUR	5,225,000	6,039,874
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	647,000	524,805

TOTAL SWEDEN			6,564,679
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		611,000	146,639
UNITED KINGDOM - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Mobico Group PLC 7.853% (b)(c)(d)	GBP	3,430,000	2,734,016
TOTAL PREFERRED SECURITIES (Cost $27,791,801)			30,092,446

U.S. Treasury Obligations - 21.7%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	4.96	2,322,000	1,321,907
US Treasury Bonds 3.875% 8/15/2040	4.60	4,800,000	4,379,063
US Treasury Bonds 4% 11/15/2042 (k)	3.89 to 4.17	6,000,000	5,414,297
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.75	3,925,000	3,549,672
US Treasury Bonds 4.5% 11/15/2054	4.61	9,500,000	8,843,535
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.83	6,500,000	6,190,234
US Treasury Bonds 4.625% 11/15/2044	4.86	1,130,000	1,088,993
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	29,500,000	28,333,828
US Treasury Bonds 4.625% 2/15/2040	4.81	1,073,000	1,066,839
US Treasury Bonds 4.625% 2/15/2046	4.63 to 5.14	17,243,000	16,550,586
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	2,620,000	2,531,063
US Treasury Bonds 5% 5/15/2045	4.69 to 4.98	38,065,000	38,389,148
US Treasury Bonds 6.25% 5/15/2030	3.41 to 4.46	18,050,000	19,368,496
US Treasury Notes 1% 7/31/2028	4.19	15,000,000	14,062,500
US Treasury Notes 3.5% 2/15/2033	4.32	200,000	190,819
US Treasury Notes 3.625% 9/30/2031	4.01 to 4.23	3,192,000	3,102,724
US Treasury Notes 3.75% 11/30/2032	3.91	9,000,000	8,730,000
US Treasury Notes 3.75% 12/31/2028	4.03	700,000	693,054
US Treasury Notes 3.75% 2/28/2033	3.72	3,430,000	3,322,143
US Treasury Notes 3.75% 8/31/2031	3.64	3,300,000	3,227,813
US Treasury Notes 3.875% 12/31/2032	4.05	13,500,000	13,182,539
US Treasury Notes 3.875% 4/30/2030	3.92	18,927,000	18,722,204
US Treasury Notes 3.875% 8/31/2032	3.87	7,400,000	7,240,438
US Treasury Notes 3.875% 9/30/2032	3.77	10,000,000	9,778,516
US Treasury Notes 4% 1/31/2033	3.79	1,000,000	982,929
US Treasury Notes 4% 2/15/2034	4.19 to 4.50	3,500,000	3,419,336
US Treasury Notes 4% 3/31/2030	4.01	8,470,000	8,416,070
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	28,900,000	28,519,559
US Treasury Notes 4% 5/31/2028	4.02	11,400,000	11,366,602
US Treasury Notes 4% 6/30/2032	4.04	5,225,000	5,152,136
US Treasury Notes 4% 7/31/2032	4.01	1,260,000	1,241,788
US Treasury Notes 4.125% 10/31/2031	4.34 to 4.41	48,000,000	47,761,875
US Treasury Notes 4.125% 2/28/2027	4.01	4,400,000	4,402,961
US Treasury Notes 4.125% 2/29/2032	4.20	10,550,000	10,485,711
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.04	17,510,000	17,397,143
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.36	16,110,000	15,933,797
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	20,735,000	20,587,587
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,200,000	1,194,936
US Treasury Notes 4.25% 2/28/2029	4.19 to 4.30	6,420,000	6,433,291
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.15	12,760,000	12,720,125
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	39,970,000	39,498,479
US Treasury Notes 4.25% 8/15/2035	4.29	2,340,000	2,310,202
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	3,700,000	3,717,055
US Treasury Notes 4.375% 12/31/2029	4.39	3,200,000	3,220,625
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	4,250,000	4,292,666
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	8,740,000	8,879,248
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	12,350,000	12,497,621
US Treasury Notes 4.75% 2/15/2045	4.51 to 4.86	8,930,000	8,735,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $503,377,432)			498,447,158

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $92,089,823)	3.69	92,071,422	92,089,837

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $2,235,546,049)	2,239,011,527
NET OTHER ASSETS (LIABILITIES) - 2.6%	59,483,742
NET ASSETS - 100.0%	2,298,495,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	448	9/2026	50,302,000	401,447
CBOT 5Y US Treasury Notes Contracts (United States)	499	9/2026	53,381,305	16,074
CBOT US Treasury Long Bond Contracts (United States)	214	9/2026	24,195,375	537,404
Eurex Euro-Bund Contracts (Germany)	19	9/2026	2,764,475	(2,404)
TOTAL LONG				952,521
SHORT
ASX 10Y Australian Treasury Bond Contracts (Australia)	(52)	9/2026	(3,953,672)	(16,425)
Eurex Euro-Bobl Contracts (Germany)	(103)	9/2026	(13,578,818)	(67,494)
ICE Long GILT Futures (United Kingdom)	(229)	9/2026	(27,098,166)	(570,076)
TOTAL SHORT				(653,995)
TOTAL FUTURES CONTRACTS				298,526

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	114,000	USD	78,476	JPMorgan Chase Bank NA	7/2026	452
CAD	1,244,000	USD	876,224	JPMorgan Chase Bank NA	7/2026	913
EUR	1,231,000	USD	1,424,267	Goldman Sachs Bank USA	7/2026	(15,961)
EUR	4,609,000	USD	5,296,419	JPMorgan Chase Bank NA	7/2026	(23,564)
EUR	17,542,000	USD	20,270,200	JPMorgan Chase Bank NA	7/2026	(201,547)
GBP	1,219,000	USD	1,637,782	JPMorgan Chase Bank NA	7/2026	(20,874)
GBP	114,000	USD	153,175	JPMorgan Chase Bank NA	7/2026	(1,963)
JPY	3,210,100,000	USD	20,321,274	JPMorgan Chase Bank NA	7/2026	(530,307)
JPY	1,337,750,000	USD	8,329,784	State Street Bank & Trust Co	7/2026	(82,264)
USD	26,202,653	AUD	36,579,000	BNP Paribas SA	7/2026	891,556
USD	6,734,638	AUD	9,629,000	Goldman Sachs Bank USA	7/2026	71,784
USD	183,425	AUD	256,000	JPMorgan Chase Bank NA	7/2026	6,284
USD	1,490,707	AUD	2,160,000	JPMorgan Chase Bank NA	7/2026	(3,921)
USD	798,603	AUD	1,108,000	JPMorgan Chase Bank NA	7/2026	31,915
USD	1,504,011	CAD	2,092,000	JPMorgan Chase Bank NA	7/2026	26,922
USD	1,184,087	CAD	1,679,000	JPMorgan Chase Bank NA	7/2026	(1,397)
USD	2,486,608	CAD	3,363,000	Royal Bank of Canada	7/2026	112,109
USD	1,773,001	CAD	2,443,000	Royal Bank of Canada	7/2026	48,083
USD	83,588,592	CAD	113,549,000	Royal Bank of Canada	7/2026	3,415,559
USD	1,649,626	CAD	2,258,000	State Street Bank & Trust Co	7/2026	55,330
USD	109,389	EUR	93,000	BNP Paribas SA	7/2026	2,994
USD	5,443,375	EUR	4,624,000	BNP Paribas SA	7/2026	153,359
USD	919,325,229	EUR	777,542,000	BNP Paribas SA	7/2026	29,790,334
USD	7,744,283	EUR	6,564,000	Bank of America NA	7/2026	234,840
USD	4,672,119	EUR	4,112,000	Citibank NA	7/2026	(32,151)
USD	2,894,494	EUR	2,451,000	Goldman Sachs Bank USA	7/2026	90,465
USD	7,744,164	EUR	6,619,000	Goldman Sachs Bank USA	7/2026	171,799
USD	8,446,032	EUR	7,267,000	JPMorgan Chase Bank NA	7/2026	132,333
USD	4,460,288	EUR	3,899,000	JPMorgan Chase Bank NA	7/2026	(302)
USD	9,475,620	EUR	8,151,000	JPMorgan Chase Bank NA	7/2026	150,594
USD	30,647,984	EUR	26,347,000	JPMorgan Chase Bank NA	7/2026	506,107
USD	3,210,898	EUR	2,753,000	JPMorgan Chase Bank NA	7/2026	61,371
USD	13,511,294	EUR	11,589,000	JPMorgan Chase Bank NA	7/2026	253,078
USD	18,229,969	EUR	15,428,000	JPMorgan Chase Bank NA	7/2026	579,804
USD	32,065,690	EUR	27,287,000	State Street Bank & Trust Co	7/2026	848,420
USD	11,007,542	EUR	9,355,000	State Street Bank & Trust Co	7/2026	305,099
USD	18,377,164	EUR	15,595,000	State Street Bank & Trust Co	7/2026	535,945
USD	1,174,414	GBP	870,000	BNP Paribas SA	7/2026	20,427
USD	2,037,146	GBP	1,512,000	Goldman Sachs Bank USA	7/2026	31,596
USD	3,221,420	GBP	2,378,000	JPMorgan Chase Bank NA	7/2026	67,189
USD	237,761,931	GBP	175,867,000	JPMorgan Chase Bank NA	7/2026	4,488,079
USD	3,688,314	GBP	2,747,000	JPMorgan Chase Bank NA	7/2026	44,633
USD	2,755,642	GBP	2,078,000	JPMorgan Chase Bank NA	7/2026	(663)
USD	6,725,645	GBP	4,981,000	State Street Bank & Trust Co	7/2026	118,737
USD	1,547,783	GBP	1,152,000	State Street Bank & Trust Co	7/2026	19,745
USD	8,115,688	JPY	1,309,200,000	Goldman Sachs Bank USA	7/2026	44,184
USD	82,482,839	JPY	13,014,050,000	JPMorgan Chase Bank NA	7/2026	2,248,384
USD	10,629,914	JPY	1,680,850,000	JPMorgan Chase Bank NA	7/2026	267,108

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						44,912,617
Unrealized Appreciation						45,827,531
Unrealized Depreciation						(914,914)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	7,200,000	(189,184)	192,082	2,898
Generali 4.125%	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,600,000	(29,522)	7,850	(21,672)
Deutsche Bank AG 5.625% 5/19/2031	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,300,000	9,439	(39,241)	(29,802)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,315,000	(26,712)	8,689	(18,023)
UniCredit SpA 5.375% 4/16/2034	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	3,500,000	(12,050)	(9,512)	(21,562)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,650,000	(13,559)	(15,159)	(28,718)
Allianz SE 3.099% 7/6/2047	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,100,000	(58,703)	47,199	(11,504)
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	4,650,000	(1,080,651)	1,100,450	19,799
Allianz SE 1.301% 9/25/2049	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	16,300,000	(233,380)	128,420	(104,960)
Generali 3.875% 1/29/2029	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	14,850,000	(121,778)	48,282	(73,496)
Deutsche Bank AG 4% 6/24/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	10,750,000	30,747	(149,937)	(119,190)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	12,350,000	(36,012)	(26,684)	(62,696)
UniCredit SpA 4.175% 6/24/2037	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	13,250,000	(45,618)	(34,347)	(79,965)
Aviva PLC 4.625% 8/28/2056	6/2031	Citibank NA	(1%)	Quarterly	EUR	8,250,000	(56,730)	13,399	(43,331)
BMW Finance NV 1% 5/22/2028	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	25,950,000	(681,851)	676,304	(5,547)
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	11,850,000	(2,753,917)	2,730,638	(23,279)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	13,600,000	(68,351)	32,954	(35,397)

TOTAL CREDIT DEFAULT SWAPS							(5,367,832)	4,711,387	(656,445)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,202,880,823 or 52.3% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,611,282 or 6.3% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,802,641.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,924,440	443,720,856	432,555,474	1,778,875	(322)	337	92,089,837	92,071,422	0.1%
Total	80,924,440	443,720,856	432,555,474	1,778,875	(322)	337	92,089,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	262,580,723	-	262,580,723	-

Non-Convertible Corporate Bonds
Communication Services	33,491,668	-	33,491,668	-
Consumer Discretionary	101,314,284	-	101,314,284	-
Consumer Staples	106,669,941	-	106,669,941	-
Energy	35,885,736	-	35,885,736	-
Financials	553,993,174	-	553,993,174	-
Health Care	22,317,240	-	22,317,240	-
Industrials	35,641,526	-	35,641,526	-
Information Technology	17,921,014	-	17,921,014	-
Materials	10,590,667	-	10,590,667	-
Real Estate	174,328,553	-	174,328,553	-
Utilities	263,647,560	-	263,647,560	-

Preferred Securities
Consumer Discretionary	11,004,338	-	11,004,338	-
Financials	146,639	-	-	146,639
Industrials	2,734,016	-	2,734,016	-
Real Estate	16,207,453	-	16,207,453	-

U.S. Treasury Obligations	498,447,158	-	498,447,158	-

Money Market Funds	92,089,837	92,089,837	-	-
Total Investments in Securities:	2,239,011,527	92,089,837	2,146,775,051	146,639
Derivative Instruments:

Assets
Futures Contracts	954,925	954,925	-	-
Forward Foreign Currency Contracts	45,827,531	-	45,827,531	-
Swaps	40,186	-	40,186	-
Total Assets	46,822,642	954,925	45,867,717	-

Liabilities
Futures Contracts	(656,399)	(656,399)	-	-
Forward Foreign Currency Contracts	(914,914)	-	(914,914)	-
Swaps	(5,408,018)	-	(5,408,018)	-
Total Liabilities	(6,979,331)	(656,399)	(6,322,932)	-
Total Derivative Instruments:	39,843,311	298,526	39,544,785	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	40,186	(5,408,018)
Total Credit Risk	40,186	(5,408,018)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	45,827,531	(914,914)
Total Foreign Exchange Risk	45,827,531	(914,914)
Interest Rate Risk
Futures Contracts (c)	954,925	(656,399)
Total Interest Rate Risk	954,925	(656,399)
Total Value of Derivatives	46,822,642	(6,979,331)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	234,840	-	(234,840)	-	-
BNP Paribas SA	30,898,856	(2,444,640)	(28,454,216)	-	-
Citibank NA	-	(88,881)	-	-	(88,881)
Goldman Sachs Bank USA	409,828	(73,629)	(336,199)	-	-
JPMorgan Chase Bank NA	8,865,166	(3,633,518)	(5,214,174)	-	17,474
Royal Bank of Canada	3,575,751	-	(3,575,751)	-	-
State Street Bank & Trust Co	1,883,276	(82,264)	(1,801,012)	-	-
Total	$45,867,717	$(6,322,932)	$(39,616,192)	$-	$(71,407)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,143,456,226)	$2,146,921,690
Fidelity Central Funds (cost $92,089,823)	92,089,837

Total Investment in Securities (cost $2,235,546,049)		$2,239,011,527
Foreign currency held at value (cost $1,297,691)		1,300,801
Unrealized appreciation on forward foreign currency contracts		45,827,531
Interest receivable		28,879,648
Distributions receivable from Fidelity Central Funds		316,989
Bi-lateral OTC swaps, at value		40,186
Receivable from investment adviser for expense reductions		173
Total assets		2,315,376,855
Liabilities
Payable for investments purchased	$9,222,854
Unrealized depreciation on forward foreign currency contracts	914,914
Bi-lateral OTC swaps, at value	5,408,018
Accrued management fee	762,510
Payable for variation margin on futures contracts	421,589
Other payables and accrued expenses	151,701
Total liabilities		16,881,586
Net Assets		$2,298,495,269
Net Assets consist of:
Paid in capital		$2,254,397,804
Total accumulated earnings (loss)		44,097,465
Net Assets		$2,298,495,269
Net Asset Value, offering price and redemption price per share ($2,298,495,269 ÷ 213,113,954 shares)		$10.79
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$868,346
Interest		40,671,290
Income from Fidelity Central Funds		1,778,875
Total income		43,318,511
Expenses
Management fee	$4,245,331
Custodian fees and expenses	42,659
Independent trustees' fees and expenses	2,020
Registration fees	167,966
Audit fees	50,347
Legal	1,041
Miscellaneous	3,040
Total expenses before reductions	4,512,404
Expense reductions	(160,556)
Total expenses after reductions		4,351,848
Net Investment income (loss)		38,966,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,873,701
Fidelity Central Funds	(322)
Forward foreign currency contracts	(7,859,458)
Foreign currency transactions	(276,663)
Futures contracts	(1,512,275)
Swaps	(1,135,476)
Total net realized gain (loss)		(4,910,493)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57,062,694)
Fidelity Central Funds	337
Forward foreign currency contracts	55,775,463
Assets and liabilities in foreign currencies	(642,070)
Futures contracts	721,616
Swaps	268,003
Total change in net unrealized appreciation (depreciation)		(939,345)
Net gain (loss)		(5,849,838)
Net increase (decrease) in net assets resulting from operations		$33,116,825
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,966,663	$52,502,786
Net realized gain (loss)	(4,910,493)	(14,724,396)
Change in net unrealized appreciation (depreciation)	(939,345)	46,066,705
Net increase (decrease) in net assets resulting from operations	33,116,825	83,845,095
Distributions to shareholders	(17,934,279)	(67,168,432)

Share transactions
Proceeds from sales of shares	350,000,000	1,125,000,000
Reinvestment of distributions	17,934,279	67,168,432

Net increase (decrease) in net assets resulting from share transactions	367,934,279	1,192,168,432
Total increase (decrease) in net assets	383,116,825	1,208,845,095

Net Assets
Beginning of period	1,915,378,444	706,533,349
End of period	$2,298,495,269	$1,915,378,444

Other Information
Shares
Sold	32,700,944	105,246,747
Issued in reinvestment of distributions	1,686,993	6,269,044
Net increase (decrease)	34,387,937	111,515,791

Financial Highlights
Fidelity® SAI International Credit Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$10.51	$10.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.408	.430	.369
Net realized and unrealized gain (loss)	(.035)	.257	.201	.241
Total from investment operations	.162	.665	.631	.610
Distributions from net investment income	(.088)	(.401)	(.402)	(.270)
Distributions from net realized gain	(.004)	(.054)	(.059)	-
Total distributions	(.092)	(.455)	(.461)	(.270)
Net asset value, end of period	$10.79	$10.72	$10.51	$10.34
Total Return D,E	1.52%	6.40%	6.19%	6.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.42%	.45%	.46% H,I
Expenses net of fee waivers, if any	.41 % H	.41%	.41%	.41% H,I
Expenses net of all reductions, if any	.41% H	.41%	.41%	.41% H,I
Net investment income (loss)	3.70% H	3.80%	4.11%	4.43% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$2,298,495	$1,915,378	$706,533	$317,906
Portfolio turnover rate J	28 % H	55%	64%	95% H,K

AFor the period March 1, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity SAI International Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$87,943,228
Gross unrealized depreciation	(32,103,654)
Net unrealized appreciation (depreciation)	$55,839,574
Tax cost	$2,227,726,651

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI International Credit Fund
Credit Risk
Swaps	(1,135,476)	268,003
Total Credit Risk	(1,135,476)	268,003
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,859,458)	55,775,463
Total Foreign Exchange Risk	(7,859,458)	55,775,463
Interest Rate Risk
Futures Contracts	(1,512,275)	721,616
Total Interest Rate Risk	(1,512,275)	721,616
Totals	(10,507,209)	56,765,082

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI International Credit Fund	1,421,734,282

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Credit Fund	557,222,219	222,837,429
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Credit Fund	1,237
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .41% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $160,301.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $255.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI International Credit Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908915.103
ICR-SANN-0826
Fidelity® SAI Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.68	199,597,850	105,663,550
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.71	244,323,818	126,589,087
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.67	56,757,296	32,002,142
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.53	261,129,737	190,494,039
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.46	213,180,159	162,763,893
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.59	294,148,468	208,994,995
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.55	162,176,251	114,050,077
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.62	94,109,395	69,126,452
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.80	270,042,682	192,245,973
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.81	224,321,807	157,586,536
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	270,461,656	220,907,826
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.74	298,106,509	226,643,227
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.97 to 1.95	296,200,094	294,156,052
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.25	101,245,034	97,681,852
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.45	188,689,825	180,256,559
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.77	133,778,181	116,915,280
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.67	209,840,272	193,197,393
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43 to 2.81	134,004,100	123,531,277
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	217,385,424	220,142,574
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	38,029,028	40,946,049
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.08 to 1.98	166,083,710	170,282,838
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.18 to 2.08	284,865,624	299,153,426
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.21 to 2.10	458,741,425	430,790,024
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.28 to 1.99	667,653,391	616,651,267
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	538,342,391	487,373,565
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.08 to 2.00	521,453,962	487,207,789
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.30 to 1.93	508,439,184	466,790,823
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.01 to 1.78	537,794,936	512,928,866
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	0.73 to 1.66	388,824,420	382,248,023
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.88 to 1.89	565,102,041	550,659,780
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.29 to 2.16	643,856,185	596,310,500
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.70 to 1.69	390,064,770	381,381,830
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.05 to 1.84	372,910,287	362,769,715
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.47 to 1.94	740,996,697	700,917,385
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.15 to 1.50	696,713,837	676,517,445
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 1.93	440,137,962	433,016,690
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.34 to 1.96	620,738,248	601,419,289
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	534,365,398	512,594,480
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.47 to 1.93	565,513,408	562,727,279
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.84	505,394,417	501,876,338
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.63	490,905,888	484,939,848
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	667,248,975	651,942,779
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.88 to 2.20	717,221,273	696,525,105
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	695,291,244	685,288,498
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.72 to 1.99	768,938,553	751,917,503
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.71 to 2.14	632,426,437	630,953,646
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	427,690,696	428,892,570
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.91 to 1.76	591,874,118	598,211,997
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,130,671,361)			17,736,184,131

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $17,101,788)	3.69	17,098,594	17,102,014

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $18,147,773,149)	17,753,286,145
NET OTHER ASSETS (LIABILITIES) - 0.5%	91,968,796
NET ASSETS - 100.0%	17,845,254,941

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,182,953	1,127,702,177	1,198,783,882	851,778	(5,348)	6,114	17,102,014	17,098,594	0.0%
Total	88,182,953	1,127,702,177	1,198,783,882	851,778	(5,348)	6,114	17,102,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	17,736,184,131	-	17,736,184,131	-

Money Market Funds	17,102,014	17,102,014	-	-
Total Investments in Securities:	17,753,286,145	17,102,014	17,736,184,131	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,130,671,361)	$17,736,184,131
Fidelity Central Funds (cost $17,101,788)	17,102,014

Total Investment in Securities (cost $18,147,773,149)		$17,753,286,145
Receivable for investments sold		254,717,691
Receivable for fund shares sold		15,922,730
Interest receivable		85,090,299
Distributions receivable from Fidelity Central Funds		65,012
Receivable from investment adviser for expense reductions		82,888
Total assets		18,109,164,765
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	254,330,402
Payable for fund shares redeemed	8,181,148
Accrued management fee	755,642
Other payables and accrued expenses	642,631
Total liabilities		263,909,824
Net Assets		$17,845,254,941
Net Assets consist of:
Paid in capital		$17,658,075,120
Total accumulated earnings (loss)		187,179,821
Net Assets		$17,845,254,941
Net Asset Value, offering price and redemption price per share ($17,845,254,941 ÷ 1,750,280,235 shares)		$10.20
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$562,013,736
Income from Fidelity Central Funds		851,778
Total income		562,865,514
Expenses
Management fee	$4,017,207
Custodian fees and expenses	693
Independent trustees' fees and expenses	15,118
Registration fees	987,806
Audit fees	22,504
Legal	7,536
Miscellaneous	23,773
Total expenses before reductions	5,074,637
Expense reductions	(1,076,361)
Total expenses after reductions		3,998,276
Net Investment income (loss)		558,867,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,704,414)
Fidelity Central Funds	(5,348)
Total net realized gain (loss)		(25,709,762)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(351,080,466)
Fidelity Central Funds	6,114
Total change in net unrealized appreciation (depreciation)		(351,074,352)
Net gain (loss)		(376,784,114)
Net increase (decrease) in net assets resulting from operations		$182,083,124
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$558,867,238	$623,914,167
Net realized gain (loss)	(25,709,762)	(21,184,129)
Change in net unrealized appreciation (depreciation)	(351,074,352)	187,205,190
Net increase (decrease) in net assets resulting from operations	182,083,124	789,935,228
Distributions to shareholders	(6,009,045)	(551,035,417)

Share transactions
Proceeds from sales of shares	5,747,823,795	7,446,121,046
Reinvestment of distributions	4,987,298	454,567,756
Cost of shares redeemed	(2,178,208,156)	(4,174,508,294)

Net increase (decrease) in net assets resulting from share transactions	3,574,602,937	3,726,180,508
Total increase (decrease) in net assets	3,750,677,016	3,965,080,319

Net Assets
Beginning of period	14,094,577,925	10,129,497,606
End of period	$17,845,254,941	$14,094,577,925

Other Information
Shares
Sold	564,839,895	734,545,907
Issued in reinvestment of distributions	493,309	44,832,575
Redeemed	(214,126,348)	(410,963,604)
Net increase (decrease)	351,206,856	368,414,878

Financial Highlights
Fidelity® SAI Inflation-Protected Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.353	.509	.124
Net realized and unrealized gain (loss)	(.219)	.153	(.226)
Total from investment operations	.134	.662	(.102)
Distributions from net investment income	(.004)	(.422)	(.057)
Distributions from tax return of capital	-	-	(.011)
Total distributions	(.004)	(.422)	(.068)
Net asset value, end of period	$10.20	$10.07	$9.83
Total Return D,E	1.33%	6.76%	(1.02)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05% H
Expenses net of all reductions, if any	.05% H	.05%	.05% H
Net investment income (loss)	7.01% H	5.01%	3.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,845,255	$14,094,578	$10,129,498
Portfolio turnover rate I	33 % H	34%	8% J,K

AFor the period August 16, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity SAI Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,707,307
Gross unrealized depreciation	(411,038,551)
Net unrealized appreciation (depreciation)	$(409,331,244)
Tax cost	$18,162,617,389

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(18,402,845)
Long-term	(2,035,548)
Total capital loss carryforward	$(20,438,393)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Inflation-Protected Bond Index Fund	9,179
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,076,020.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $341.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917105.101
SPB-SANN-0826
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.95 to 1.35	10,605,945	10,532,754
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	0.73 to 1.56	15,114,898	15,073,030
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.11 to 1.24	10,770,838	10,907,447
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	0.96 to 1.39	7,175,545	7,356,966
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.12 to 1.42	11,943,822	12,542,880
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.07 to 1.42	27,936,388	26,234,206
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.16 to 1.30	23,796,073	21,978,288
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-0.10 to 1.32	22,701,944	22,574,016
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	0.97 to 1.54	22,505,467	22,061,453
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	0.27 to 1.16	19,212,768	19,240,670
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.12 to 1.35	22,130,147	20,676,763
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.14 to 1.26	17,458,613	16,651,377
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.22 to 2.75	19,510,372	19,249,874
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	0.41 to 1.14	19,575,427	19,244,337
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.91 to 1.35	26,733,132	26,049,916
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.78 to 1.21	17,069,194	16,689,229
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	0.99 to 1.37	22,676,823	22,060,171
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.25 to 1.43	32,157,370	31,225,189
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.23 to 1.42	22,252,741	21,892,700
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.34 to 1.93	28,619,201	27,728,499
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.77 to 1.10	28,689,584	28,548,238
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.34	24,616,395	24,445,039
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.31 to 1.91	26,981,255	26,653,348
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.28 to 1.41	23,397,975	23,463,727
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.10 to 1.26	25,728,921	26,004,430
TOTAL U.S. TREASURY OBLIGATIONS (Cost $527,272,853)			519,084,547

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $4,233,868)	3.69	4,233,021	4,233,868

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $531,506,721)	523,318,415
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,244,353)
NET ASSETS - 100.0%	522,074,062

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,405,442	70,019,007	88,190,567	160,020	(136)	122	4,233,868	4,233,021	0.0%
Total	22,405,442	70,019,007	88,190,567	160,020	(136)	122	4,233,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	519,084,547	-	519,084,547	-

Money Market Funds	4,233,868	4,233,868	-	-
Total Investments in Securities:	523,318,415	4,233,868	519,084,547	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $527,272,853)	$519,084,547
Fidelity Central Funds (cost $4,233,868)	4,233,868

Total Investment in Securities (cost $531,506,721)		$523,318,415
Cash		1
Receivable for investments sold		9,184,973
Receivable for fund shares sold		854,094
Interest receivable		1,613,923
Distributions receivable from Fidelity Central Funds		16,019
Prepaid expenses		10,190
Receivable from investment adviser for expense reductions		5,447
Total assets		535,003,062
Liabilities
Payable for investments purchased	$12,128,894
Payable for fund shares redeemed	732,593
Accrued management fee	21,678
Other payables and accrued expenses	45,835
Total liabilities		12,929,000
Net Assets		$522,074,062
Net Assets consist of:
Paid in capital		$514,516,590
Total accumulated earnings (loss)		7,557,472
Net Assets		$522,074,062
Net Asset Value, offering price and redemption price per share ($522,074,062 ÷ 51,426,484 shares)		$10.15
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$15,780,363
Income from Fidelity Central Funds		160,020
Total income		15,940,383
Expenses
Management fee	$133,391
Custodian fees and expenses	153
Independent trustees' fees and expenses	469
Registration fees	172,743
Audit fees	17,719
Legal	276
Miscellaneous	90
Total expenses before reductions	324,841
Expense reductions	(190,855)
Total expenses after reductions		133,986
Net Investment income (loss)		15,806,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,727
Fidelity Central Funds	(136)
Total net realized gain (loss)		54,591
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,128,266)
Fidelity Central Funds	122
Total change in net unrealized appreciation (depreciation)		(7,128,144)
Net gain (loss)		(7,073,553)
Net increase (decrease) in net assets resulting from operations		$8,732,844
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	For the period November 4, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,806,397	$1,248,023
Net realized gain (loss)	54,591	(16,999)
Change in net unrealized appreciation (depreciation)	(7,128,144)	(1,060,162)
Net increase (decrease) in net assets resulting from operations	8,732,844	170,862
Distributions to shareholders	(246,313)	(1,099,921)

Share transactions
Proceeds from sales of shares	392,647,896	389,927,388
Reinvestment of distributions	221,455	1,055,496
Cost of shares redeemed	(255,649,776)	(13,685,869)

Net increase (decrease) in net assets resulting from share transactions	137,219,575	377,297,015
Total increase (decrease) in net assets	145,706,106	376,367,956

Net Assets
Beginning of period	376,367,956	-
End of period	$522,074,062	$376,367,956

Other Information
Shares
Sold	39,034,165	38,939,481
Issued in reinvestment of distributions	21,982	105,743
Redeemed	(25,306,240)	(1,368,647)
Net increase (decrease)	13,749,907	37,676,577

Financial Highlights
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.298	.064
Net realized and unrealized gain (loss)	(.134)	(.041)
Total from investment operations	.164	.023
Distributions from net investment income	(.004)	(.033)
Total distributions	(.004)	(.033)
Net asset value, end of period	$10.15	$9.99
Total Return D,E	1.64%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.17% H,I
Expenses net of fee waivers, if any	.05 % H	.05% H
Expenses net of all reductions, if any	.05% H	.05% H
Net investment income (loss)	5.97% H	4.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$522,074	$376,368
Portfolio turnover rate J	45 % H	1% K

AFor the period November 4, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,478
Gross unrealized depreciation	(8,206,699)
Net unrealized appreciation (depreciation)	$(8,172,221)
Tax cost	$531,490,636

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,999)
Long-term	-
Total capital loss carryforward	$(16,999)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund	89
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $190,821.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $34.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9921004.100
IPBI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026